UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:  12/31

Date of reporting period:  9/30/15

Item 1. Schedule of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited)

Franklin Flex Cap Growth VIP Fund	Shares	Value
Common Stocks 98.7%
Automobiles & Components 0.7%
[a]Tesla Motors Inc.	3,000	$745,200
Banks 3.2%
[a]Signature Bank	17,200	2,366,032
[a]SVB Financial Group	11,000	1,270,940
		3,636,972
Capital Goods 4.4%
Fortune Brands Home & Security Inc.	15,000	712,050
[a]HD Supply Holdings Inc.	72,500	2,074,950
Honeywell International Inc.	11,500	1,088,935
Roper Technologies Inc.	7,000	1,096,900
		4,972,835
Commercial & Professional Services 2.5%
[a]IHS Inc., A	12,500	1,450,000
[a]Stericycle Inc.	10,000	1,393,100
		2,843,100
Consumer Durables & Apparel 5.5%
NIKE Inc., B	23,500	2,889,795
[a]TRI Pointe Group Inc.	160,000	2,094,400
[a]Under Armour Inc., A	13,000	1,258,140
		6,242,335
Consumer Services 1.2%
Starbucks Corp.	23,300	1,324,372
Diversified Financials 3.7%
[a]Affiliated Managers Group Inc.	16,500	2,821,335
Intercontinental Exchange Inc.	4,300	1,010,457
[a]PRA Group Inc.	7,500	396,900
		4,228,692
Energy 0.3%
[a]RigNet Inc.	15,000	382,500
Food, Beverage & Tobacco 3.0%
Constellation Brands Inc., A	15,000	1,878,150
[a]Monster Beverage Corp.	11,000	1,486,540
		3,364,690
Health Care Equipment & Services 9.1%
[a]Cerner Corp.	37,500	2,248,500
[a]ConforMIS Inc.	9,600	173,376
[a]DexCom Inc.	7,500	643,950
[a]Edwards Lifesciences Corp.	6,300	895,671
[a]Envision Healthcare Holdings Inc.	77,500	2,851,225
McKesson Corp.	14,000	2,590,420
Medtronic PLC	12,500	836,750
		10,239,892
Materials 1.6%
Ecolab Inc.	16,500	1,810,380
Media 3.8%
[a]Charter Communications Inc., A	8,200	1,441,970
[a]IMAX Corp. (Canada)	17,500	591,325
The Walt Disney Co.	22,000	2,248,400
		4,281,695
Pharmaceuticals, Biotechnology & Life Sciences 15.0%
[a]Allergan PLC	12,300	3,343,263
[a]Biogen Inc.	10,200	2,976,462

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
Bristol-Myers Squibb Co.	34,000	2,012,800
[a]Celgene Corp.	32,000	3,461,440
[a]Celldex Therapeutics Inc.	30,000	316,200
[a]Illumina Inc.	4,700	826,354
[a]NantKwest Inc.	9,900	113,454
[a,b]NantKwest Inc.	3,600	37,130
[a]Regeneron Pharmaceuticals Inc.	2,100	976,794
[a]Revance Therapeutics Inc.	16,000	476,160
[a]Valeant Pharmaceuticals International Inc.	13,500	2,408,130
		16,948,187
Real Estate 0.9%
Equinix Inc.	3,800	1,038,920

Retailing 6.7%
Advance Auto Parts Inc.	10,500	1,990,065
[a]Amazon.com Inc.	5,750	2,943,368
[a]The Priceline Group Inc.	1,500	1,855,290
Tractor Supply Co.	9,500	801,040
		7,589,763
Semiconductors & Semiconductor Equipment 5.5%
[a]Cavium Inc.	25,000	1,534,250
[a]Nanometrics Inc.	23,000	279,220
[a]NXP Semiconductors NV (Netherlands)	40,500	3,526,335
Skyworks Solutions Inc.	10,500	884,205
		6,224,010
Software & Services 23.4%
[a]CoStar Group Inc.	6,700	1,159,502
[a]Electronic Arts Inc.	14,000	948,500
[a]Ellie Mae Inc.	9,500	632,415
[a]Facebook Inc., A	42,000	3,775,800
[a]FleetCor Technologies Inc.	15,500	2,133,110
[a]Google Inc., C	5,900	3,589,678
[a]LinkedIn Corp., A	6,250	1,188,312
MasterCard Inc., A	42,500	3,830,100
[a]Mobileye NV	17,000	773,160
[a]Paylocity Holding Corp.	24,600	737,754
[a]Salesforce.com Inc.	27,500	1,909,325
[a]ServiceNow Inc.	30,000	2,083,500
[a]Tyler Technologies Inc.	5,500	821,205
Visa Inc., A	40,000	2,786,400
		26,368,761
Technology Hardware & Equipment 6.8%
Apple Inc.	51,000	5,625,300
[a]Palo Alto Networks Inc.	12,000	2,064,000
		7,689,300
Transportation 1.4%
[a]Spirit Airlines Inc.	33,000	1,560,900

Total Common Stocks (Cost $78,528,967)		111,492,504

Short Term Investments (Cost $1,980,433) 1.8%
Money Market Funds 1.8%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	1,980,433	1,980,433

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
Total Investments (Cost $80,509,400) 100.5%	113,472,937
Other Assets, less Liabilities (0.5)%	(524,610)
Net Assets 100.0%	$112,948,327

a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2015, the value of this security was $37,130, representing
0.03% of net assets.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2015 (unaudited)

Franklin Founding Funds Allocation VIP Fund	Shares	Value
Investments in Underlying Funds [a]
Domestic Equity 33.1%
Franklin Mutual Shares VIP Fund, Class 1	18,169,097	$342,850,854
Domestic Hybrid 33.2%
Franklin Income VIP Fund, Class 1	23,815,414	344,370,880
Foreign Equity 32.8%
Templeton Growth VIP Fund, Class 1	26,121,595	339,319,517
Total Investments in Underlying Funds (Cost $848,127,708) 99.1%		1,026,541,251
Other Assets, less Liabilities 0.9%		8,920,125
Net Assets 100.0%		$1,035,461,376

a See Note 9 regarding investments in Underlying Funds.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited)

Franklin Global Real Estate VIP Fund	Country	Shares	Value
Common Stocks 99.0%
Diversified Real Estate Activities 9.2%
CapitaLand Ltd.	Singapore	1,455,162	$2,740,283
Mitsubishi Estate Co. Ltd.	Japan	386,360	7,848,693
Mitsui Fudosan Co. Ltd.	Japan	414,857	11,291,003
Sun Hung Kai Properties Ltd.	Hong Kong	322,533	4,182,444
Tokyo Tatemono Co. Ltd.	Japan	174,907	2,073,091
The Wharf Holdings Ltd.	Hong Kong	242,906	1,366,516
			29,502,030
Diversified REITs 9.2%
[a]Activia Properties Inc., 144A	Japan	456	1,905,546
American Assets Trust Inc.	United States	60,139	2,457,280
British Land Co. PLC	United Kingdom	348,131	4,414,376
Canadian REIT	Canada	50,314	1,545,077
Duke Realty Corp.	United States	127,100	2,421,255
Hulic REIT Inc.	Japan	512	674,752
[a]Hulic REIT Inc., 144A	Japan	511	673,434
Kenedix Office Investment Corp.	Japan	508	2,410,977
Land Securities Group PLC	United Kingdom	300,781	5,726,638
Mirvac Group	Australia	1,446,643	1,746,113
Stockland	Australia	1,073,571	2,900,507
WP Carey Inc.	United States	41,626	2,406,399
			29,282,354
Health Care REITs 5.9%
HCP Inc.	United States	99,041	3,689,277
OMEGA Healthcare Investors Inc.	United States	55,100	1,936,765
Sabra Health Care REIT Inc.	United States	65,326	1,514,257
Ventas Inc.	United States	96,687	5,420,273
Welltower Inc.	United States	91,764	6,214,258
			18,774,830
Homebuilding 0.3%
D.R. Horton Inc.	United States	36,240	1,064,006

Hotel & Resort REITs 3.2%
Hoshino Resorts REIT Inc.	Japan	119	1,069,005
Host Hotels & Resorts Inc.	United States	190,067	3,004,959
Pebblebrook Hotel Trust	United States	80,222	2,843,870
Summit Hotel Properties Inc.	United States	115,800	1,351,386
Sunstone Hotel Investors Inc.	United States	152,637	2,019,388
			10,288,608
Hotels, Resorts & Cruise Lines 0.9%
Hilton Worldwide Holdings Inc.	United States	59,220	1,358,507
Melia Hotels International SA	Spain	108,214	1,505,232
			2,863,739
Industrial REITs 5.5%
First Industrial Realty Trust Inc.	United States	108,900	2,281,455
Goodman Group	Australia	832,717	3,418,501
Mapletree Logistics Trust	Singapore	1,673,230	1,152,209
Nippon Prologis REIT Inc.	Japan	1,426	2,583,428
[b]PLA Administradora Industrial S de RL de CV	Mexico	364,800	665,163
[a,b]PLA Administradora Industrial S de RL de CV, 144A	Mexico	337,470	615,330
Prologis Inc.	United States	176,264	6,856,670
			17,572,756
Office REITs 12.1%
Alexandria Real Estate Equities Inc.	United States	47,507	4,022,418
Boston Properties Inc.	United States	52,880	6,260,992
Daiwa Office Investment Corp.	Japan	67	323,013
[a]Daiwa Office Investment Corp., 144A	Japan	190	916,006

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Derwent London PLC	United Kingdom	71,299	3,923,639
Great Portland Estates PLC	United Kingdom	295,226	3,817,195
Highwoods Properties Inc.	United States	52,717	2,042,784
Japan Real Estate Investment Corp.	Japan	443	2,035,975
Kilroy Realty Corp.	United States	68,718	4,477,665
Paramount Group Inc.	United States	92,990	1,562,232
SL Green Realty Corp.	United States	39,693	4,293,195
Vornado Realty Trust	United States	54,968	4,970,206
			38,645,320
Real Estate Development 2.7%
Cheung Kong Property Holdings Ltd.	Hong Kong	418,500	3,042,841
China Overseas Land & Investment Ltd.	China	478,657	1,448,296
China Resources Land Ltd.	China	506,000	1,185,649
KWG Property Holdings Ltd.	China	1,440,500	944,206
Sino Land Co. Ltd.	Hong Kong	1,268,288	1,931,033
			8,552,025
Real Estate Operating Companies 8.6%
[b]ADO Properties SA	Germany	21,130	510,599
[a,b]ADO Properties SA, 144A	Germany	44,501	1,075,352
Brookfield Property Partners LP	United States	102,500	2,202,657
Castellum AB	Sweden	89,440	1,257,927
Deutsche Euroshop AG	Germany	37,507	1,685,666
[a]Deutsche Euroshop AG, 144A	Germany	7,859	353,205
Global Logistic Properties Ltd.	Singapore	1,415,870	2,029,565
Hemfosa Fastigheter AB	Sweden	71,180	759,125
[a]Hemfosa Fastigheter AB, 144A	Sweden	73,540	784,294
[a,b]Hispania Activos Inmobiliarios SAU, 144A	Spain	32,714	454,679
Hong Kong Land Holdings Ltd.	Hong Kong	789,543	5,218,879
Hufvudstaden AB, A	Sweden	150,486	1,969,053
Hysan Development Co. Ltd.	Hong Kong	476,347	1,982,180
Unite Group PLC	United Kingdom	159,665	1,576,691
[a]Unite Group PLC, 144A	United Kingdom	8,894	87,828
Vonovia SE	Germany	166,993	5,365,199
			27,312,899
Residential REITs 10.8%
Apartment Investment & Management Co., A	United States	55,605	2,058,497
AvalonBay Communities Inc.	United States	31,867	5,570,989
Camden Property Trust	United States	11,000	812,900
Equity Lifestyle Properties Inc.	United States	53,800	3,151,066
Equity Residential	United States	129,028	9,692,584
Essex Property Trust Inc.	United States	26,605	5,944,089
Invincible Investment Corp.	Japan	4,254	2,363,136
UDR Inc.	United States	143,931	4,962,741
			34,556,002
Retail REITs 24.4%
Brixmor Property Group Inc.	United States	70,000	1,643,600
CapitaLand Mall Trust	Singapore	366,279	489,007
Eurocommercial Properties NV, IDR	Netherlands	44,245	1,929,642
Federal Realty Investment Trust	United States	23,309	3,180,513
General Growth Properties Inc.	United States	163,417	4,243,939
Hammerson PLC	United Kingdom	389,553	3,673,048
[a]Kenedix Retail REIT Corp., 144A	Japan	342	657,813
Kimco Realty Corp.	United States	73,269	1,789,962
Klepierre	France	101,900	4,611,553
Link REIT	Hong Kong	770,788	4,216,875
The Macerich Co.	United States	42,164	3,239,038
Realty Income Corp.	United States	82,303	3,900,339
Regency Centers Corp.	United States	60,293	3,747,210
RioCan REIT	Canada	87,726	1,674,760
Scentre Group	Australia	1,242,366	3,400,138
Simon Property Group Inc.	United States	92,208	16,940,454
Taubman Centers Inc.	United States	32,882	2,271,489
Unibail-Rodamco SE	France	36,604	9,463,012

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Weingarten Realty Investors	United States	70,110	2,321,342
Westfield Corp.	Australia	648,691	4,538,533
			77,932,267
Specialized REITs 6.2%
Coresite Realty Corp.	United States	29,487	1,516,811
CubeSmart	United States	122,384	3,330,069
CyrusOne Inc.	United States	43,400	1,417,444
Digital Realty Trust Inc.	United States	45,043	2,942,209
Extra Space Storage Inc.	United States	54,904	4,236,392
Public Storage	United States	29,214	6,182,559
			19,625,484
Total Common Stocks (Cost $212,897,840)			315,972,320

Short Term Investments (Cost $2,598,311) 0.8%
		Principal Amount
Repurchase Agreements 0.8%
[c]Joint Repurchase Agreement, 0.071%, 10/01/15 (Maturity Value $2,598,316)		$2,598,311	2,598,311
BNP Paribas Securities Corp. (Maturity Value $747,717)
HSBC Securities (USA) Inc. (Maturity Value $1,495,435)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $355,164)
Collateralized by U.S. Government Agency Securities, 0.000% - 5.125%,
12/01/15 - 2/01/20; U.S. Government Agency Securities, Strips, 6/01/17; and
U.S. Treasury Note, 2.125% - 3.125%, 5/15/19 - 8/31/20 (valued at
$2,651,590)
Total Investments (Cost $215,496,151) 99.8%			318,570,631

Other Assets, less Liabilities 0.2%			518,075
Net Assets 100.0%			$319,088,706

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2015, the aggregate value of these securities was $7,523,487, representing 2.36% of net assets.
b Non-income producing.
c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2015, all repurchase agreements had been entered into on that date.

ABBREVIATIONS
Selected Portfolio

IDR	-	International Depositary Receipt
REIT	-	Real Estate Investment Trust

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited)

Franklin Growth and Income VIP Fund	Country	Shares	Value
Common Stocks 91.0%
Consumer Discretionary 14.8%
Ford Motor Co.	United States	413,000	$5,604,410
L Brands Inc.	United States	70,100	6,318,113
Las Vegas Sands Corp.	United States	63,600	2,414,892
Lowe's Cos. Inc.	United States	81,700	5,630,764
NIKE Inc., B	United States	62,900	7,734,813
Starwood Hotels & Resorts Worldwide Inc.	United States	70,000	4,653,600
Target Corp.	United States	78,500	6,174,810
			38,531,402
Consumer Staples 7.0%
Anheuser-Busch InBev NV, ADR	Belgium	35,000	3,721,200
Mead Johnson Nutrition Co., A	United States	45,400	3,196,160
Nestle SA	Switzerland	44,700	3,360,299
PepsiCo Inc.	United States	61,500	5,799,450
The Procter & Gamble Co.	United States	31,600	2,273,304
			18,350,413
Energy 5.5%
Chevron Corp.	United States	42,700	3,368,176
Exxon Mobil Corp.	United States	49,744	3,698,466
HollyFrontier Corp.	United States	81,600	3,985,344
Royal Dutch Shell PLC, A, ADR	United Kingdom	69,100	3,274,649
			14,326,635
Financials 15.3%
Aflac Inc.	United States	72,300	4,202,799
Arthur J. Gallagher & Co.	United States	94,400	3,896,832
Bank of America Corp.	United States	128,300	1,998,914
BlackRock Inc.	United States	17,900	5,324,713
JPMorgan Chase & Co.	United States	93,370	5,692,769
MetLife Inc.	United States	93,778	4,421,633
T. Rowe Price Group Inc.	United States	61,100	4,246,450
U.S. Bancorp	United States	125,100	5,130,351
Wells Fargo & Co.	United States	98,300	5,047,705
			39,962,166
Health Care 11.5%
Anthem Inc.	United States	36,700	5,138,000
Bristol-Myers Squibb Co.	United States	89,900	5,322,080
Eli Lilly & Co.	United States	65,100	5,448,219
Johnson & Johnson	United States	44,600	4,163,410
Pfizer Inc.	United States	132,400	4,158,684
Sanofi, ADR	France	120,000	5,696,400
			29,926,793
Industrials 16.3%
General Electric Co.	United States	166,200	4,191,564
Honeywell International Inc.	United States	58,100	5,501,489
Illinois Tool Works Inc.	United States	47,300	3,893,263
Lockheed Martin Corp.	United States	30,500	6,322,955
Nielsen Holdings PLC	United States	95,500	4,246,885
Raytheon Co.	United States	39,800	4,348,548
Republic Services Inc.	United States	146,200	6,023,440
United Parcel Service Inc., B	United States	41,200	4,066,028
United Technologies Corp.	United States	44,800	3,986,752
			42,580,924
Information Technology 10.2%
Cisco Systems Inc.	United States	229,208	6,016,710
Intel Corp.	United States	182,800	5,509,592
Maxim Integrated Products Inc.	United States	168,200	5,617,880
Microsoft Corp.	United States	137,800	6,099,028

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Seagate Technology PLC	United States	78,800	3,530,240
			26,773,450
Materials 3.4%
BHP Billiton PLC	Australia	111,700	1,697,629
The Dow Chemical Co.	United States	111,500	4,727,600
Potash Corp. of Saskatchewan Inc.	Canada	115,500	2,373,525
			8,798,754
Telecommunication Services 2.1%
Rogers Communications Inc., B	Canada	159,100	5,485,768
Utilities 4.9%
Dominion Resources Inc.	United States	52,600	3,701,988
Duke Energy Corp.	United States	56,703	4,079,214
NextEra Energy Inc.	United States	17,666	1,723,318
Xcel Energy Inc.	United States	89,800	3,179,818
			12,684,338
Total Common Stocks (Cost $190,344,921)			237,420,643
Convertible Preferred Stocks 6.4%
Energy 0.4%
Chesapeake Energy Corp., 5.75%, cvt. pfd.	United States	2,700	1,073,250
Health Care 1.4%
Allergan PLC, 5.50%, cvt. pfd.	United States	4,000	3,773,840
Industrials 2.2%
Genesee & Wyoming Inc., 5.00%, cvt. pfd.	United States	9,200	836,280
Stanley Black & Decker Inc., 6.25%, cvt. pfd.	United States	45,300	4,983,000
			5,819,280
Materials 1.1%
Alcoa Inc., 5.375%, cvt. pfd.	United States	84,800	2,832,320
Utilities 1.3%
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	62,000	3,299,020
Total Convertible Preferred Stocks (Cost $19,590,420)			16,797,710
Total Investments before Short Term Investments (Cost $209,935,341)			254,218,353
		Principal Amount

Short Term Investments (Cost $6,526,320) 2.5%
Repurchase Agreements 2.5%
[a]Joint Repurchase Agreement, 0.071%, 10/01/15 (Maturity Value $6,526,333)	United States	$6,526,320	6,526,320
BNP Paribas Securities Corp. (Maturity Value $1,878,083)
HSBC Securities (USA) Inc. (Maturity Value $3,756,166)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $892,084)
Collateralized by U.S. Government Agency Securities,
0.000% - 5.125%, 12/01/15 - 2/01/20; U.S. Government Agency
Securities, Strips, 6/01/17; and U.S. Treasury Notes, 2.125% - 3.125%,
5/15/19 - 8/31/20 (valued at $6,660,144).
Total Investments (Cost $216,461,661) 99.9%			260,744,673
Other Assets, less Liabilities 0.1%			211,706
Net Assets 100.0%			$260,956,379

a Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2015, all repurchase agreements had been entered into on that date.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited)

Franklin High Income VIP Fund	Country	Shares	Value
Common Stocks 0.1%
Materials 0.0%†
[a]Verso Corp.	United States	9,431	$1,132
Transportation 0.1%
[a]CEVA Holdings LLC	United Kingdom	224	134,568
Total Common Stocks (Cost $366,150)			135,700
Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6	4,950
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	486	291,306
Total Convertible Preferred Stocks (Cost $731,856)			296,256
		Principal Amount*
Corporate Bonds 94.2%
Automobiles & Components 1.9%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	3,000,000	2,799,375
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	2,200,000	2,312,750
			5,112,125
Banks 6.3%
[b]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	2,500,000	2,615,625
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	1,700,000	1,785,000
5.00%, 8/15/22	United States	2,700,000	2,703,375
[b]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	2,800,000	2,697,520
[b]JPMorgan Chase & Co., junior sub. bond,
R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	2,500,000	2,467,187
V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	1,400,000	1,363,250
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	2,000,000	2,167,500
5.125%, 5/28/24	United Kingdom	900,000	908,438
			16,707,895
Capital Goods 2.5%
[c]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	500,000	278,750
[c]Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada	3,500,000	2,642,500
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	1,400,000	1,128,750
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	1,000,000	944,850
[c] senior sub. bond, 144A, 6.50%, 5/15/25	United States	200,000	188,750
senior sub. note, 6.00%, 7/15/22	United States	500,000	468,750
[c]Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	1,100,000	1,091,750
			6,744,100
Commercial & Professional Services 1.7%
[c]Anna Merger Sub Inc., senior note, 144A, 7.75%, 10/01/22	United States	1,600,000	1,508,000
[d,e]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	1,912,374	191
IHS Inc., senior note, 5.00%, 11/01/22	United States	600,000	578,250
United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	2,500,000	2,406,250
			4,492,691
Consumer Durables & Apparel 3.0%
KB Home,
senior bond, 7.50%, 9/15/22	United States	2,100,000	2,147,250
senior note, 4.75%, 5/15/19	United States	600,000	579,750
senior note, 7.00%, 12/15/21	United States	700,000	705,250
[c]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
5.25%, 4/15/21	United States	900,000	900,000
5.875%, 4/15/23	United States	600,000	599,250
5.625%, 3/01/24	United States	1,500,000	1,447,500

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Visant Corp., senior note, 10.00%, 10/01/17	United States	1,900,000	1,562,750
			7,941,750
Consumer Services 4.7%
[c]1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	2,000,000	2,035,000
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	900,000	882,180
[c]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	2,500,000	1,937,500
[d]Caesars Entertainment Operating Co. Inc., senior secured note, first lien, 11.25%,
6/01/17	United States	2,000,000	1,610,000
[c,d] Fontainebleau Las Vegas, senior secured bond, first lien, 144A, 11.00%, 6/15/15	United States	1,700,000	212
[c]International Game Technology PLC, senior secured bond, 144A, 6.50%, 2/15/25	United States	3,000,000	2,722,500
[c]Sabre GLBL Inc., first lien, 144A, 5.375%, 4/15/23	United States	2,000,000	1,980,000
[c]Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	400,000	344,500
[c]Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	1,200,000	1,047,000
			12,558,892
Diversified Financials 1.8%
Navient Corp., senior note, 5.50%, 1/15/19	United States	3,500,000	3,261,563
[c]OneMain Financial Holdings Inc., senior note, 144A, 7.25%, 12/15/21	United States	1,500,000	1,526,250
			4,787,813
Energy 14.4%
California Resources Corp.,
senior bond, 6.00%, 11/15/24	United States	2,000,000	1,207,500
senior note, 5.50%, 9/15/21	United States	800,000	492,000
[c]Calumet Specialty Products Partners LP/Calumet Finance Co., senior note, 144A,
7.75%, 4/15/23	United States	1,500,000	1,384,680
CGG SA, senior note, 6.875%, 1/15/22	France	2,300,000	1,290,875
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	260,000	101,400
senior secured note, first lien, 9.25%, 10/15/20	Canada	2,700,000	1,525,500
Chesapeake Energy Corp., senior note, 6.625%, 8/15/20	United States	3,000,000	2,244,360
Compressco Partners LP/Finance Corp., senior note, 7.25%, 8/15/22	United States	700,000	574,000
CONSOL Energy Inc., senior note,
5.875%, 4/15/22	United States	1,100,000	745,250
[c] 144A, 8.00%, 4/01/23	United States	1,800,000	1,294,920
[c]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	2,000,000	1,542,500
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24	United States	400,000	362,000
senior note, first lien, 7.50%, 10/15/20	United States	2,600,000	2,632,500
senior secured bond, first lien, 5.50%, 6/01/27	United States	500,000	417,500
Energy XXI Gulf Coast Inc., senior note,
7.50%, 12/15/21	United States	1,000,000	135,000
6.875%, 3/15/24	United States	1,200,000	207,000
[c]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	2,000,000	1,250,000
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	1,400,000	350,000
[c]Ferrellgas LP/Ferrellgas Finance Corp., senior note, 144A, 6.75%, 6/15/23	United States	1,900,000	1,738,500
Goodrich Petroleum Corp., senior note, 8.875%, 3/15/19	United States	2,500,000	912,500
Halcon Resources Corp.,
senior note, 8.875%, 5/15/21	United States	1,800,000	549,000
[c] senior secured note, third lien, 144A, 13.00%, 2/15/22	United States	1,170,000	756,112
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	United States	2,000,000	545,000
7.75%, 2/01/21	United States	700,000	164,500
6.50%, 9/15/21	United States	300,000	63,750
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	1,100,000	1,017,500
Memorial Resource Development Corp., senior note, 5.875%, 7/01/22	United States	1,100,000	1,006,500
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	1,500,000	307,500
[c]Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	1,200,000	636,000
[c]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	2,700,000	1,514,538
[f]Peabody Energy Corp.,
[c] second lien, 144A, 10.00%, 3/15/22	United States	1,100,000	419,375
senior note, 6.50%, 9/15/20	United States	1,000,000	212,500
senior note, 6.25%, 11/15/21	United States	1,100,000	231,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	1,200,000	309,000
QEP Resources Inc., senior bond,
5.375%, 10/01/22	United States	1,500,000	1,275,000
5.25%, 5/01/23	United States	1,500,000	1,261,500
[c,d,g] Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	600,000	225,000
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	2,400,000	2,238,000
first lien, 5.625%, 4/15/23	United States	900,000	812,250
senior secured note, first lien, 5.75%, 5/15/24	United States	200,000	179,000
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	1,800,000	1,341,000
6.125%, 1/15/23	United States	700,000	472,500
[c]Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	2,600,000	1,495,000
WPX Energy Inc., senior note, 8.25%, 8/01/23	United States	1,000,000	910,000
			38,349,510
Food, Beverage & Tobacco 2.7%
Cott Beverages Inc., senior note, 6.75%, 1/01/20	United States	1,100,000	1,133,000
[c]Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	1,500,000	1,500,000
[c]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	600,000	565,500
senior note, 144A, 8.25%, 2/01/20	United States	1,000,000	1,047,500
Post Holdings Inc., senior note,
7.375%, 2/15/22	United States	1,600,000	1,634,000
[c] 144A, 6.75%, 12/01/21	United States	1,100,000	1,102,750
[c] 144A, 6.00%, 12/15/22	United States	300,000	288,375
			7,271,125
Health Care Equipment & Services 6.7%
Alere Inc.,
senior note, 7.25%, 7/01/18	United States	2,200,000	2,296,250
senior sub. note, 6.50%, 6/15/20	United States	300,000	306,000
CHS/Community Health Systems Inc., senior note,
7.125%, 7/15/20	United States	700,000	729,750
6.875%, 2/01/22	United States	2,000,000	2,047,420
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	United States	2,000,000	1,967,750
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	2,000,000	2,080,000
senior bond, 5.375%, 2/01/25	United States	1,500,000	1,492,500
senior secured note, first lien, 5.00%, 3/15/24	United States	2,300,000	2,311,500
[c]Hologic Inc., senior note, 144A, 5.25%, 7/15/22	United States	900,000	911,250
Tenet Healthcare Corp., senior note,
5.00%, 3/01/19	United States	200,000	194,250
8.125%, 4/01/22	United States	3,000,000	3,196,200
6.75%, 6/15/23	United States	300,000	298,500
			17,831,370
Materials 13.3%
ArcelorMittal, senior note,
6.25%, 3/01/21	Luxembourg	1,900,000	1,717,125
6.125%, 6/01/25	Luxembourg	700,000	567,875
[c]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
7.00%, 11/15/20	Luxembourg	176,471	177,353
6.75%, 1/31/21	Luxembourg	300,000	305,813
6.00%, 6/30/21	Luxembourg	1,900,000	1,824,000
[c]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	1,900,000	1,501,000
[c,h] Blue Cube Spinco Inc., senior bond, 144A, 10.00%, 10/15/25	United States	1,200,000	1,252,500
[c]BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 7.125%, 5/01/18	Australia	2,000,000	1,985,000
[c]Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	1,700,000	1,577,812
[c]Cemex SAB de CV, senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	1,400,000	1,288,000
[c]The Chemours Co.,
senior bond, 144A, 7.00%, 5/15/25	United States	500,000	330,000
senior note, 144A, 6.625%, 5/15/23	United States	1,800,000	1,215,000
[c]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	3,100,000	2,728,000
[c]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	2,000,000	1,350,000
7.00%, 2/15/21	Canada	1,836,000	1,197,990

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

[c]FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	Australia	3,500,000	3,250,625
[c]NOVA Chemicals Corp., senior bond, 144A, 5.00%, 5/01/25	Canada	2,000,000	1,885,000
[c]Owens-Brockway Glass Container Inc., senior note, 144A,
5.00%, 1/15/22	United States	1,400,000	1,335,250
5.875%, 8/15/23	United States	600,000	606,000
[c]Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22	United States	600,000	519,000
[c]Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	1,200,000	972,000
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	1,000,000	1,012,500
senior note, 8.50%, 5/15/18	United States	2,800,000	2,826,250
senior note, 9.00%, 4/15/19	United States	1,200,000	1,215,000
[c]Sealed Air Corp., senior bond, 144A, 5.50%, 9/15/25	United States	1,000,000	1,017,500
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	800,000	735,500
senior note, 5.125%, 10/01/21	United States	800,000	762,000
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	451,000	85,690
			35,239,783
Media 9.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	1,000,000	940,000
[c] senior bond, 144A, 5.375%, 5/01/25	United States	800,000	731,000
senior note, 6.50%, 4/30/21	United States	1,500,000	1,510,312
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	1,000,000	1,007,500
senior sub. note, 7.625%, 3/15/20	United States	1,100,000	1,106,875
CSC Holdings LLC, senior note,
6.75%, 11/15/21	United States	1,500,000	1,346,250
5.25%, 6/01/24	United States	1,000,000	791,250
DISH DBS Corp., senior note, 5.875%, 11/15/24	United States	3,500,000	2,983,750
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	2,000,000	2,105,000
senior note, 5.125%, 7/15/20	United States	1,400,000	1,428,000
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	2,500,000	2,093,750
senior secured note, first lien, 9.00%, 9/15/22	United States	700,000	576,625
[c]Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	800,000	688,000
[c]Sirius XM Radio Inc., senior bond, 144A,
6.00%, 7/15/24	United States	2,500,000	2,518,750
5.375%, 4/15/25	United States	400,000	383,000
[c]Virgin Media Finance PLC, senior bond, 144A, 6.375%, 4/15/23	United Kingdom	1,700,000	1,697,875
[c]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	1,100,000	1,073,188
[c]WMG Acquisition Corp., senior note, 144A, 5.625%, 4/15/22	United States	2,500,000	2,431,250
			25,412,375
Pharmaceuticals, Biotechnology & Life Sciences 3.0%
[c]Concordia Healthcare Corp., senior note, 144A, 7.00%, 4/15/23	Canada	1,000,000	875,000
[c]Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	1,000,000	981,250
senior note, 144A, 6.00%, 7/15/23	United States	700,000	694,750
[c]Horizon Pharma Financing Inc., senior note, 144A, 6.625%, 5/01/23	United States	500,000	443,125
[c]Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A,
6.375%, 8/01/23	United States	900,000	877,500
[c]Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	700,000	672,280
senior note, 144A, 5.625%, 12/01/21	United States	300,000	285,750
[c]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	3,000,000	2,990,625
			7,820,280
Real Estate 1.2%
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	3,300,000	3,244,230

Retailing 2.1%
[c]American Builders & Contractors Supply Co. Inc., senior note, 144A, 5.625%, 4/15/21	United States	2,100,000	2,089,500
[c]Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	600,000	608,250

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

[c]Dollar Tree Inc., senior note, 144A, 5.75%, 3/01/23	United States	800,000	834,000
[c]Netflix Inc., senior bond, 144A, 5.875%, 2/15/25	United States	1,900,000	1,961,750
			5,493,500
Software & Services 3.8%
[c]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	3,000,000	2,435,625
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	1,000,000	1,138,750
senior note, 11.25%, 1/15/21	United States	646,000	707,370
[c] senior secured bond, second lien, 144A, 8.25%, 1/15/21	United States	2,500,000	2,603,125
[c]Infor (U.S.) Inc., senior note, 144A, 6.50%, 5/15/22	United States	2,000,000	1,840,000
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	1,200,000	1,274,250
			9,999,120
Technology Hardware & Equipment 1.4%
[c]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	913,000	962,074
[c]Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	2,000,000	1,690,000
[c]CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	1,100,000	1,058,068
			3,710,142
Telecommunication Services 9.3%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	100,000	87,250
senior note, 6.45%, 6/15/21	United States	400,000	370,000
senior note, 5.80%, 3/15/22	United States	2,500,000	2,162,500
[c]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	1,500,000	1,390,312
[c]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	2,200,000	2,002,000
Frontier Communications Corp., senior bond,
8.75%, 4/15/22	United States	300,000	268,659
7.875%, 1/15/27	United States	200,000	165,000
Intelsat Jackson Holdings SA,
senior bond, 5.50%, 8/01/23	Luxembourg	1,500,000	1,237,500
senior note, 7.50%, 4/01/21	Luxembourg	3,800,000	3,519,750
Sprint Communications Inc., senior note,
8.375%, 8/15/17	United States	1,500,000	1,499,235
[c] 144A, 9.00%, 11/15/18	United States	3,000,000	3,157,500
Sprint Corp., senior bond,
7.875%, 9/15/23	United States	500,000	405,938
7.125%, 6/15/24	United States	500,000	386,050
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	900,000	874,688
senior bond, 6.375%, 3/01/25	United States	1,600,000	1,532,000
senior note, 6.542%, 4/28/20	United States	1,600,000	1,630,000
senior note, 6.125%, 1/15/22	United States	200,000	193,500
[c]Wind Acquisition Finance SA,
senior note, 144A, 7.375%, 4/23/21	Italy	3,500,000	3,436,562
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	500,000	495,000
			24,813,444
Transportation 1.4%
[c]Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	900,000	884,250
senior note, 144A, 9.75%, 5/01/20	United States	500,000	452,500
[c]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	1,000,000	890,000
[c]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	1,500,000	1,398,000
			3,624,750
Utilities 3.4%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	1,200,000	1,126,500
senior note, 5.375%, 1/15/23	United States	1,300,000	1,218,750
[c] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	698,000	750,350
[c] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	400,000	414,000
[c]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	2,500,000	2,137,500
NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 5.125%, 7/15/19	United States	100,000	91,500
NRG Yield Operating LLC, senior bond, 5.375%, 8/15/24	United States	2,000,000	1,765,000
[c]PPL Energy Supply LLC, senior bond, 144A, 6.50%, 6/01/25	United States	700,000	602,875

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
[c,d] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	2,500,000	975,000
			9,081,475
Total Corporate Bonds (Cost $290,243,876)			250,236,370
[g]Senior Floating Rate Interests (Cost $1,519,033) 0.5%
Household & Personal Products 0.5%
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	1,529,592	1,445,465
		Shares
Escrows and Litigation Trusts (Cost $—) 0.0%
[a,e]NewPage Corp., Litigation Trust	United States	2,500,000	—
Total Investments before Short Term Investments (Cost $292,860,915)			252,113,791

		Principal Amount*
Short Term Investments (Cost $9,346,692) 3.5%
Repurchase Agreements 3.5%
[i]Joint Repurchase Agreement, 0.071%, 10/01/15 (Maturity Value $9,346,710)	United States	9,346,692	9,346,692
BNP Paribas Securities Corp. (Maturity Value $2,689,703)
HSBC Securities (USA) Inc. (Maturity Value $5,379,405)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,277,602)
Collateralized by U.S. Government Agency Securities, 0.000% - 5.125%,
12/01/15 - 2/01/20; U.S. Government Agency Securities, Strips, 6/01/17; and
U.S. Treasury Note, 2.125% - 3.125%, 5/15/19 - 8/31/20 (valued at $9,538,350)
Total Investments (Cost $302,207,607) 98.4%			261,460,483
Other Assets, less Liabilities 1.6%			4,169,983
Net Assets 100.0%			$265,630,466

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Perpetual security with no stated maturity date.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2015, the aggregate value of these securities was $117,533,069, representing 44.25% of net assets.
d Defaulted security or security for which income has been deemed uncollectible.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2015, the aggregate value of these securities was $191, representing less than 0.01% of net assets.
f At September 30, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
g The coupon rate shown represents the rate at period end.
h Security purchased on a delayed delivery basis.
i Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2015, all repurchase agreements had been entered into on that date.

ABBREVIATIONS
Selected Portfolio

FRN	-	Floating Rate Note

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited)

Franklin Income VIP Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 54.1%
Consumer Discretionary 3.5%
Ford Motor Co.	United States	4,450,000	$60,386,500
General Motors Co.	United States	1,224,100	36,747,482
Las Vegas Sands Corp.	United States	119,600	4,541,212
Target Corp.	United States	1,336,100	105,097,626
			206,772,820
Consumer Staples 1.5%
The Coca-Cola Co.	United States	800,000	32,096,000
PepsiCo Inc.	United States	584,000	55,071,200
			87,167,200
Energy 8.8%
BP PLC, ADR	United Kingdom	1,800,000	55,008,000
Chevron Corp.	United States	1,055,000	83,218,400
Devon Energy Corp.	United States	650,000	24,108,500
Exxon Mobil Corp.	United States	848,000	63,048,800
[a]Halcon Resources Corp.	United States	6,000,000	3,180,000
Halliburton Co.	United States	750,000	26,512,500
Occidental Petroleum Corp.	United States	436,000	28,841,400
Royal Dutch Shell PLC, A, ADR	United Kingdom	3,021,748	143,200,638
Schlumberger Ltd.	United States	450,000	31,036,500
Spectra Energy Corp.	United States	600,000	15,762,000
[b]Total SA, B, ADR	France	1,192,900	53,334,559
			527,251,297
Financials 2.8%
JPMorgan Chase & Co.	United States	485,100	29,576,547
MetLife Inc.	United States	1,145,108	53,991,842
The Toronto-Dominion Bank	Canada	240,000	9,462,204
U.S. Bancorp	United States	500,000	20,505,000
Wells Fargo & Co.	United States	1,000,000	51,350,000
			164,885,593
Health Care 6.1%
AstraZeneca PLC	United Kingdom	446,000	28,202,693
Bristol-Myers Squibb Co.	United States	44,396	2,628,243
Eli Lilly & Co.	United States	764,800	64,006,112
Johnson & Johnson	United States	712,800	66,539,880
Merck & Co. Inc.	United States	773,200	38,188,348
Pfizer Inc.	United States	2,638,975	82,890,205
Roche Holding AG	Switzerland	116,500	30,727,114
Sanofi, ADR	France	1,108,292	52,610,621
			365,793,216
Industrials 6.9%
The Boeing Co.	United States	231,800	30,354,210
[a]CEVA Holdings LLC	United Kingdom	13,012	7,807,356
General Electric Co.	United States	4,476,200	112,889,764
Illinois Tool Works Inc.	United States	100,000	8,231,000
Lockheed Martin Corp.	United States	253,200	52,490,892
Raytheon Co.	United States	480,000	52,444,800
Republic Services Inc.	United States	527,300	21,724,760
Union Pacific Corp.	United States	375,000	33,153,750
United Technologies Corp.	United States	550,000	48,944,500
Waste Management Inc.	United States	928,200	46,233,642
			414,274,674
Information Technology 4.3%
Cisco Systems Inc.	United States	1,400,000	36,750,000
[a,c]First Data Holdings Inc., B	United States	4,929,600	25,580,922
[a]Freescale Semiconductor Ltd.	United States	95,000	3,475,100
Intel Corp.	United States	1,500,000	45,210,000
Microsoft Corp.	United States	1,533,500	67,872,710

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

QUALCOMM Inc.	United States	550,000	29,551,500
Texas Instruments Inc.	United States	924,800	45,796,096
			254,236,328
Materials 6.5%
Agrium Inc.	Canada	500,000	44,750,000
BASF SE	Germany	387,500	29,589,988
BHP Billiton PLC	Australia	2,784,192	42,314,465
The Dow Chemical Co.	United States	2,525,700	107,089,680
E. I. du Pont de Nemours and Co.	United States	1,247,500	60,129,500
Goldcorp Inc.	Canada	416,000	5,208,320
The Mosaic Co.	United States	855,000	26,599,050
Praxair Inc.	United States	110,000	11,204,600
Rio Tinto PLC, ADR	United Kingdom	1,845,100	62,401,282
			389,286,885
Telecommunication Services 2.4%
AT&T Inc.	United States	1,121,000	36,522,180
BCE Inc.	Canada	466,000	19,078,005
CenturyLink Inc.	United States	331,800	8,334,816
Telstra Corp. Ltd.	Australia	3,446,331	13,567,576
Verizon Communications Inc.	United States	1,400,000	60,914,000
Vodafone Group PLC	United Kingdom	2,115,279	6,667,963
			145,084,540
Utilities 11.3%
American Electric Power Co. Inc.	United States	400,000	22,744,000
Dominion Resources Inc.	United States	750,000	52,785,000
Duke Energy Corp.	United States	1,302,500	93,701,850
[a]Dynegy Inc.	United States	315,600	6,523,452
[a]Dynegy Inc., wts., 10/02/17	United States	242,666	279,066
Exelon Corp.	United States	1,877,200	55,752,840
FirstEnergy Corp.	United States	745,900	23,354,129
NextEra Energy Inc.	United States	703,544	68,630,717
PG&E Corp.	United States	1,435,300	75,783,840
Pinnacle West Capital Corp.	United States	260,500	16,708,470
PPL Corp.	United States	1,365,400	44,908,006
Public Service Enterprise Group Inc.	United States	923,500	38,934,760
Sempra Energy	United States	368,300	35,621,976
The Southern Co.	United States	1,888,200	84,402,540
Xcel Energy Inc.	United States	1,510,964	53,503,235
			673,633,881
Total Common Stocks and Other Equity Interests (Cost $2,925,878,179)			3,228,386,434
Equity-Linked Securities 4.4%
Consumer Discretionary 0.9%
[d]Citigroup Global Markets Inc. into Ford Motor Co., 7.00%, 144A	United States	1,700,000	23,410,530
[d]Deutsche Bank AG/London into General Motors Co., 8.00%, 144A	United States	500,000	15,104,850
[d]The Goldman Sachs Group Inc. into General Motors Co., 6.50%, 144A	United States	500,000	15,112,000
			53,627,380
Consumer Staples 0.3%
[d]Citigroup Inc. into Whole Foods Market Inc., 7.00%, 144A	United States	485,000	15,612,053
Energy 0.9%
[d]Citigroup Inc. into Cabot Oil & Gas Corp., 6.00%, 144A	United States	696,000	15,361,973
[d]Credit Suisse New York into Baker Hughes Inc., 6.00%, 144A	United States	200,000	10,296,340
[d]JPMorgan Chase & Co. into Anadarko Petroleum Corp., 7.00%, 144A	United States	470,000	28,823,878
			54,482,191
Financials 0.6%
[d]The Goldman Sachs Group into Bank of America Corp., 6.00%, 144A	United States	2,150,000	33,940,975
Industrials 0.4%
[d]The Goldman Sachs Group Inc. into General Electric Co., 5.50%, 144A	United States	1,000,000	25,149,100
Information Technology 1.3%
[d]Bank of America Corp. into Intel Corp., 6.50%, 144A	United States	1,045,000	31,951,188

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

[d]Citigroup Inc. into Apple Inc., 7.00%, 144A	United States	415,000	45,881,570
			77,832,758
Total Equity-Linked Securities (Cost $309,284,244)			260,644,457
Convertible Preferred Stocks 3.4%
Consumer Discretionary 0.2%
Fiat Chrysler Automobiles NV, 7.875%, cvt. pfd.	United Kingdom	85,000	10,073,350
Energy 0.1%
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	200,000	4,078,000
Financials 1.8%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	64,600	69,574,200
FelCor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	167,325	4,154,680
[a]FNMA, 5.375%, cvt. pfd.	United States	475	7,847,475
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	20,000	23,360,000
			104,936,355
Health Care 0.1%
Allergan PLC, 5.50%, cvt. pfd.	United States	7,500	7,075,950
Industrials 0.1%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	397	327,525
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	14,711	8,826,540
			9,154,065
Materials 0.3%
Alcoa Inc., 5.375%, cvt. pfd.	United States	500,000	16,700,000
Utilities 0.8%
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	145,000	8,019,950
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	162,000	8,036,820
Dominion Resources Inc., 6.00%, cvt. pfd., B	United States	145,000	8,117,100
NextEra Energy Inc., 6.371%, cvt. pfd.	United States	500,000	25,725,000
			49,898,870
Total Convertible Preferred Stocks (Cost $230,969,053)			201,916,590
Preferred Stocks 0.2%
Financials 0.2%
[a]FNMA, 8.25%, pfd.	United States	433,375	2,101,869
Morgan Stanley, 6.375%, pfd., I	United States	350,000	8,904,000
Total Preferred Stocks (Cost $19,584,375)			11,005,869
		Principal Amount*
Convertible Bonds 0.2%
Energy 0.2%
[d,e]American Energy-Permian Basin LLC, cvt., 144A, PIK, 8.00%, 5/01/22	United States	5,000,000	1,500,000
Cobalt International Energy Inc., cvt., senior bond, 3.125%, 5/15/24	United States	15,000,000	9,506,250
Total Convertible Bonds (Cost $19,817,091)			11,006,250
Corporate Bonds 24.6%
Consumer Discretionary 3.0%
[d]Altice Luxembourg SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	3,000,000	2,745,000
[d]Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	3,000,000	3,041,250
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond,
5.25%, 9/30/22	United States	2,700,000	2,538,000
5.125%, 2/15/23	United States	10,000,000	9,250,000
[b]Cumulus Media Holdings Inc., senior note, 7.75%, 5/01/19	United States	10,000,000	7,212,500
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	15,000,000	12,600,000
senior note, 5.875%, 11/15/24	United States	8,300,000	7,075,750
Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	5,000,000	4,774,240
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	11,300,000	10,544,312
[d]HD Supply Inc., first lien, 144A, 5.25%, 12/15/21	United States	3,600,000	3,631,500
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	19,400,000	16,247,500
senior secured note, first lien, 9.00%, 12/15/19	United States	18,000,000	15,457,500
senior secured note, first lien, 9.00%, 9/15/22	United States	14,600,000	12,026,750

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
[d]International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25	United States	8,500,000	7,713,750
senior secured note, 144A, 6.25%, 2/15/22	United States	8,500,000	7,936,875
KB Home, senior bond, 7.50%, 9/15/22	United States	6,500,000	6,646,250
MGM Resorts International, senior note,
5.25%, 3/31/20	United States	2,300,000	2,256,875
6.75%, 10/01/20	United States	5,500,000	5,706,250
[d]Numericable Group SA, senior note, first lien, 144A, 6.00%, 5/15/22	France	6,200,000	5,983,000
Outfront Media Capital LLC/Corp., senior bond, 5.625%, 2/15/24	United States	1,600,000	1,628,000
[d]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	10,000,000	10,075,000
[d]Univision Communications Inc., senior secured note, first lien, 144A, 5.125%,
5/15/23	United States	10,000,000	9,550,000
2/15/25	United States	5,100,000	4,794,000
[d]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	7,000,000	6,829,375
			176,263,677
Consumer Staples 0.4%
Cott Beverages Inc., senior note, 5.375%, 7/01/22	United States	2,500,000	2,428,100
[d]JBS USA LLC/Finance Inc., senior note, 144A, 7.25%, 6/01/21	United States	12,500,000	13,031,250
U.S. Foods Inc., 8.50%, 6/30/19	United States	10,000,000	10,375,000
			25,834,350
Energy 4.5%
[d,e]American Energy-Woodford LLC/AEW Finance Corp., senior secured note, second lien,
144A, PIK, 12.00%,12/30/20	United States	3,500,000	1,492,248
Antero Resources Corp., senior note, 5.375%, 11/01/21	United States	2,200,000	1,947,000
Arch Coal Inc., senior note, 7.00%, 6/15/19	United States	5,500,000	440,000
Bill Barrett Corp., senior note,
7.625%, 10/01/19	United States	13,798,000	10,003,550
7.00%, 10/15/22	United States	14,646,000	9,593,130
California Resources Corp.,
senior bond, 6.00%, 11/15/24	United States	5,500,000	3,320,625
senior note, 5.00%, 1/15/20	United States	3,000,000	1,944,360
senior note, 5.50%, 9/15/21	United States	12,500,000	7,687,500
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 6.50%,
4/15/21	United States	4,000,000	3,620,000
CGG SA, senior note, 6.50%, 6/01/21	France	11,100,000	6,404,700
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	14,400,000	8,136,000
Chesapeake Energy Corp., senior note, 5.375%, 6/15/21	United States	15,000,000	10,087,500
Denbury Resources Inc., senior note, 5.50%, 5/01/22	United States	17,000,000	10,157,500
Energy XXI Gulf Coast Inc.,
senior note, 9.25%, 12/15/17	United States	53,055,000	11,406,825
[d] senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	7,100,000	3,372,500
[d]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	15,000,000	9,375,000
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	14,000,000	3,500,000
Halcon Resources Corp.,
senior note, 9.75%, 7/15/20	United States	5,000,000	1,725,000
[d] senior secured note, third lien, 144A, 13.00%, 2/15/22	United States	27,690,000	17,894,663
Kinder Morgan Inc.,
senior note, MTN, 7.75%, 1/15/32	United States	22,000,000	23,190,310
[d] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	9,800,000	9,627,363
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	5,000,000	1,400,000
6.25%, 11/01/19	United States	9,500,000	2,565,000
8.625%, 4/15/20	United States	20,000,000	5,450,000
Magnum Hunter Resources Corp., senior note, 9.75%, 5/15/20	United States	5,000,000	2,275,000
[d]NGPL PipeCo LLC, secured note, 144A, 7.119%, 12/15/17	United States	3,750,000	3,581,250
[d,f]Peabody Energy Corp., second lien, 144A, 10.00%, 3/15/22	United States	11,800,000	4,498,750
Rex Energy Corp., senior note, 8.875%, 12/01/20	United States	5,000,000	2,625,000
Rice Energy Inc., senior note, 6.25%, 5/01/22	United States	6,831,000	6,126,587
[d]Sabine Pass Liquefaction LLC, senior secured note, first lien, 144A, 5.625%, 3/01/25	United States	13,700,000	12,107,375
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	10,000,000	7,450,000
6.125%, 1/15/23	United States	11,000,000	7,425,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
SandRidge Energy Inc.,
[d] second lien, 144A, 8.75%, 6/01/20	United States	15,000,000	9,121,875
senior note, 8.75%, 1/15/20	United States	20,000,000	4,800,000
senior note, 7.50%, 3/15/21	United States	31,497,000	7,086,825
senior note, 8.125%, 10/15/22	United States	10,000,000	2,200,000
senior note, 7.50%, 2/15/23	United States	6,600,000	1,456,125
Stone Energy Corp., senior bond, 7.50%, 11/15/22	United States	20,000,000	12,500,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	40,500,000	18,326,250
			265,920,811
Financials 3.6%
[g]Bank of America Corp., junior sub. bond,
AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	8,000,000	7,820,000
M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	5,000,000	5,231,250
[g]Citigroup Inc.,
junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual	United States	10,000,000	9,337,500
junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual	United States	4,500,000	4,370,625
junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	16,800,000	16,185,120
junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	25,000,000	24,593,750
junior sub. bond, Q, 5.95% to 8/15/20, FRN thereafter, Perpetual	United States	10,000,000	9,872,300
junior sub. note, 5.90% to 2/15/23, FRN thereafter, Perpetual	United States	12,500,000	12,218,750
International Lease Finance Corp., senior note, 8.75%, 3/15/17	United States	10,000,000	10,775,000
[g]JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	3,200,000	3,158,000
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	10,000,000	9,737,500
junior sub. note, I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	65,000,000	67,559,375
[g]Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	7,300,000	7,199,625
Navient Corp., senior note, 6.125%, 3/25/24	United States	5,000,000	4,012,500
[d]OneMain Financial Holdings Inc., senior note, 144A,
6.75%, 12/15/19	United States	10,000,000	10,375,000
7.25%, 12/15/21	United States	5,000,000	5,087,500
[g]Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	7,900,000	7,919,750
			215,453,545
Health Care 1.9%
CHS/Community Health Systems Inc., senior note, 6.875%, 2/01/22	United States	6,400,000	6,551,744
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	United States	5,000,000	4,919,375
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	7,500,000	7,800,000
senior note, 7.50%, 2/15/22	United States	25,000,000	28,312,500
senior secured bond, first lien, 5.25%, 4/15/25	United States	5,000,000	5,112,500
senior secured note, first lien, 5.00%, 3/15/24	United States	10,400,000	10,452,000
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	United States	22,500,000	23,971,500
6.75%, 6/15/23	United States	8,200,000	8,159,000
[d]Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	9,400,000	9,027,760
senior note, 144A, 5.875%, 5/15/23	United States	12,500,000	12,015,625
			116,322,004
Industrials 1.3%
[d]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	6,400,000	3,568,000
[d]Abengoa Greenfield SA, senior note, 144A, 6.50%, 10/01/19	Spain	5,000,000	2,040,625
[d]Algeco Scotsman Global Finance PLC,
senior note, 144A, 10.75%, 10/15/19	United Kingdom	5,000,000	2,796,875
senior secured note, first lien, 144A, 8.50%, 10/15/18	United Kingdom	9,900,000	8,755,312
[d]Bombardier Inc., senior bond, 144A,
6.125%, 1/15/23	Canada	7,500,000	5,550,000
7.50%, 3/15/25	Canada	11,000,000	8,305,000
[d]CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	12,691,882	11,232,316
Hertz Corp., senior note, 6.75%, 4/15/19	United States	9,500,000	9,690,000
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	7,075,000	5,704,219
[d]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	5,800,000	5,162,000
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	2,700,000	2,551,095
senior sub. note, 6.00%, 7/15/22	United States	2,700,000	2,531,250

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

[d]XPO Logistics Inc., senior note, 144A, 6.50%, 6/15/22	United States	10,000,000		8,493,750
				76,380,442
Information Technology 3.0%
[d]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	16,500,000		13,395,937
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	60,000,000		68,325,000
[d] senior secured bond, second lien, 144A, 8.25%, 1/15/21	United States	45,000,000		46,856,250
[d,e] senior secured note, 144A, PIK, 8.75%, 1/15/22	United States	33,188,000		34,764,430
NCR Corp., senior note,
5.00%, 7/15/22	United States	4,500,000		4,280,625
6.375%, 12/15/23	United States	7,000,000		6,886,250
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	5,900,000		6,265,063
				180,773,555
Materials 2.1%
[d]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.25%, 1/31/19	Luxembourg	2,500,000		2,500,000
6.75%, 1/31/21	Luxembourg	3,000,000		3,058,125
[d]Cemex Finance LLC, senior secured note,
144A, 9.375%, 10/12/22	Mexico	5,900,000		6,305,330
first lien, 144A, 6.00%, 4/01/24	Mexico	14,700,000		13,643,438
[d]Consolidated Minerals Ltd., senior secured note, 144A, 8.00%, 5/15/20	Jersey Islands	5,000,000		3,550,000
[d]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	2,300,000		1,552,500
7.00%, 2/15/21	Canada	2,300,000		1,500,750
[d]FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 8.25%, 11/01/19	Australia	4,500,000		3,628,125
senior secured note, 144A, 9.75%, 3/01/22	Australia	25,500,000		23,683,125
[d]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	9,400,000	EUR	10,646,272
[d]Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22	United States	3,000,000		2,595,000
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	14,200,000		14,377,500
senior note, 9.00%, 4/15/19	United States	5,000,000		5,062,500
senior note, 9.875%, 8/15/19	United States	16,800,000		17,419,500
senior note, 8.25%, 2/15/21	United States	5,200,000		5,213,000
senior secured note, 6.875%, 2/15/21	United States	7,900,000		8,166,625
				122,901,790
Telecommunication Services 3.3%
[d]Consolidated Communications Inc., senior note, 144A, 6.50%, 10/01/22	United States	15,000,000		13,500,000
Frontier Communications Corp., senior note,
9.25%, 7/01/21	United States	7,400,000		7,154,024
7.125%, 1/15/23	United States	7,800,000		6,449,820
[d] 144A, 10.50%, 9/15/22	United States	10,000,000		9,750,000
Intelsat Jackson Holdings SA, senior bond, 5.50%, 8/01/23	Luxembourg	13,400,000		11,055,000
[d,h]Neptune Finco Corp., senior bond, 144A, 10.875%, 10/15/25	Netherlands	13,000,000		13,154,375
Sprint Communications Inc.,
11.50%, 11/15/21	United States	30,000,000		29,775,000
senior note, 7.00%, 8/15/20	United States	7,500,000		6,281,250
[d] senior note, 144A, 9.00%, 11/15/18	United States	11,900,000		12,524,750
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	37,500,000		30,445,312
senior bond, 7.125%, 6/15/24	United States	8,200,000		6,331,220
senior note, 7.625%, 2/15/25	United States	15,000,000		11,653,125
T-Mobile USA Inc.,
senior bond, 6.625%, 4/01/23	United States	15,000,000		14,887,500
senior note, 6.633%, 4/28/21	United States	5,000,000		5,025,000
senior note, 6.731%, 4/28/22	United States	5,000,000		5,000,000
[d]Telecom Italia SpA, senior note, 144A, 5.303%, 5/30/24	Italy	5,000,000		4,915,625
[d]Wind Acquisition Finance SA, senior note, 144A, 7.375%, 4/23/21	Italy	11,500,000		11,291,563
				199,193,564
Utilities 1.5%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	10,000,000		9,387,500
senior note, 5.375%, 1/15/23	United States	14,500,000		13,593,750

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
Dynegy Inc., senior note,
6.75%, 11/01/19	United States	25,000,000	25,187,500
7.375%, 11/01/22	United States	18,300,000	18,528,750
[d]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	25,000,000	21,375,000
NRG Yield Operating LLC, senior bond, 5.375%, 8/15/24	United States	1,300,000	1,147,250
			89,219,750
Total Corporate Bonds (Cost $1,685,733,559)			1,468,263,488
[i]Senior Floating Rate Interests 1.9%
Consumer Discretionary 0.7%
iHeartCommunications Inc.,
Tranche D Term Loan, 6.944%, 1/30/19	United States	35,864,664	29,857,333
Tranche E Term Loan, 7.694%, 7/30/19	United States	13,142,769	11,023,497
			40,880,830
Consumer Staples 0.2%
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	14,662,500	14,671,605
Energy 0.1%
Fieldwood Energy LLC, Loans (Second Lien), 8.375%, 9/30/20	United States	10,000,000	2,891,670
Industrials 0.4%
CEVA Group PLC, Pre-Funded L/C, 6.50%, 3/19/21	United States	5,418,719	4,865,560
CEVA Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21	Netherlands	5,628,571	5,053,990
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21	Canada	970,443	871,378
CEVA Logistics U.S. Holdings Inc., U.S. Term Loan, 6.50%, 3/19/21	United States	7,763,547	6,971,021
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	United States	6,081,022	5,944,198
			23,706,147
Information Technology 0.5%
First Data Corp., 2018 New Dollar Term Loan, 3.696%, 3/23/18	United States	22,436,455	22,276,954
SRA International Inc., Term Loan, 6.50%, 7/20/18	United States	7,469,520	7,497,531
			29,774,485
Total Senior Floating Rate Interests (Cost $125,351,042)			111,924,737
		Shares
Escrows and Litigation Trusts (Cost $62,602) 0.0%
[a,j]Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	1,400,000	—
Total Investments before Short Term Investments (Cost $5,316,680,145)			5,293,147,825

		Principal Amount*
Short Term Investments 10.5%
U.S. Government and Agency Securities 8.4%
[k]FHLMC, 10/01/15	United States	450,000,000	450,000,000
[k]U.S. Treasury Bill, 10/01/15	United States	50,000,000	50,000,000
Total U.S. Government and Agency Securities (Cost $499,999,861)			500,000,000
Total Investments before Repurchase Agreements (Cost $5,816,680,006)			5,793,147,825
Repurchase Agreements (Cost $74,624,686) 1.2%
[l]Joint Repurchase Agreement, 0.071%, 10/01/15 (Maturity Value $74,624,834)	United States	74,624,686	74,624,686
BNP Paribas Securities Corp. (Maturity Value $21,474,788)
HSBC Securities (USA) Inc. (Maturity Value $42,949,577)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $10,200,469)
Collateralized by U.S. Government Agency Securities, 0.000% - 5.125%,
12/01/15 - 2/01/20; U.S. Government Agency Securities, Strips, 6/01/17; and
U.S. Treasury Notes, 2.125% - 3.125%, 5/15/19 - 8/31/20
(valued at $76,154,895)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Investments from Cash Collateral Received for Loaned Securities 0.9%
Repurchase Agreements 0.9%
[l]Joint Repurchase Agreement, 0.08%, 10/01/15 (Maturity Value $12,829,678)	United States	12,829,649	12,829,649
BNP Paribas Securities Corp.
Collateralized by [k]U.S. Treasury Bill, 11/12/15; U.S. Treasury Bonds, 5.00% - 6.50%,
11/15/26 - 5/15/37; U.S. Treasury Bonds, Index Linked, 2.50%, 1/15/29;
U.S. Treasury Notes, 0.50% - 2.625%, 2/29/16 - 12/31/21; U.S. Treasury Notes,
Index Linked, 0.125%, 1/15/22 - 1/15/23; and U.S. Treasury Strips,
5/15/18 - 2/15/44 (valued at $13,086,242)
[l]Joint Repurchase Agreement, 0.09%, 10/01/15 (Maturity Value $12,829,681)	United States	12,829,649	12,829,649
RBS Securities Inc.
Collateralized by U.S. Treasury Bonds, 3.625%, 2/15/44; and
U.S. Treasury Notes, 0.089% - 3.625%, 1/31/16 - 6/30/21 (valued at $13,086,285)
[l]Joint Repurchase Agreement, 0.10%, 10/01/15 (Maturity Value $2,700,905)	United States	2,700,897	2,700,897
Citigroup Global Markets Inc.
Collateralized by U.S. Treasury Bonds, 4.375%, 11/15/39; U.S. Treasury Bonds,
Index Linked, 0.625%, 2/15/43; U.S. Treasury Notes, 0.625% - 3.25%,
12/31/15 - 5/15/24; and U.S. Treasury Notes, Index Linked, 0.375% - 1.375%,
1/15/20 - 7/15/23 (valued at $2,754,915)
[l]Joint Repurchase Agreement, 0.10%, 10/01/15 (Maturity Value $12,829,685)	United States	12,829,649	12,829,649
HSBC Securities (USA) Inc.
Collateralized by U.S. Government and Agency Securities, 0.000% - 3.35%,
1/15/16 - 7/15/32; and U.S. Government Agency Strips, 11/15/15 - 7/15/37
(valued at $13,086,247)
[l]Joint Repurchase Agreement, 0.12%, 10/01/15 (Maturity Value $12,829,692)	United States	12,829,649	12,829,649
Merrill Lynch, Pierce, Fenner & Smith Inc.
Collateralized by U.S. Treasury Notes, 0.875% - 2.375%, 4/15/17 - 8/15/24
(valued at $13,086,243)
Total Investments from Cash Collateral Received for Loaned Securities (Cost $54,019,493)			54,019,493
Total Investments (Cost $5,945,324,185) 99.3%			5,921,792,004

Other Assets, less Liabilities 0.7%			42,317,004
Net Assets 100.0%			$5,964,109,008

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b A portion or all of the security is on loan at September 30, 2015.
c See Note 7 regarding restricted securities.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2015, the aggregate value of these securities was $755,146,839, representing 12.66% of net assets.
e Income may be received in additional securities and/or cash.
f At September 30, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
g Perpetual security with no stated maturity date.
h Security purchased on a when-issued basis.
i The coupon rate shown represents the rate at period end.
j Security has been deemed illiquid because it may not be able to be sold within seven days.
k The security is traded on a discount basis with no stated coupon rate.
l Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2015, all repurchase agreements had been entered into on that date.

ABBREVIATIONS

Currency

EUR - Euro

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Selected Portfolio

ADR	-	American Depositary Receipt
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
L/C	-	Letter of Credit
MTN	-	Medium Term Note
PIK	-	Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited)

Franklin Large Cap Growth VIP Fund	Shares	Value
Common Stocks 99.5%
Consumer Discretionary 19.5%
[a]Amazon.com Inc.	19,645	$10,056,079
[a]Buffalo Wild Wings Inc.	9,059	1,752,282
[a]Chipotle Mexican Grill Inc.	3,224	2,322,086
[a]DISH Network Corp., A	25,458	1,485,220
Hanesbrands Inc.	89,621	2,593,632
Harman International Industries Inc.	24,683	2,369,321
Lowe's Cos. Inc.	37,412	2,578,435
NIKE Inc., B	41,701	5,127,972
[a]The Priceline Group Inc.	3,776	4,670,383
Starbucks Corp.	121,517	6,907,026
[a]Under Armour Inc., A	54,352	5,260,187
The Walt Disney Co.	67,815	6,930,693
		52,053,316
Consumer Staples 4.8%
Constellation Brands Inc., A	32,850	4,113,149
Mead Johnson Nutrition Co., A	28,138	1,980,915
[a]Monster Beverage Corp.	39,765	5,373,842
[a]WhiteWave Foods Co., A	31,373	1,259,626
		12,727,532
Energy 3.1%
Anadarko Petroleum Corp.	92,178	5,566,630
[a]Diamondback Energy Inc.	41,769	2,698,277
		8,264,907
Financials 7.1%
[a]Affiliated Managers Group Inc.	16,083	2,750,032
American Tower Corp.	31,656	2,785,095
BlackRock Inc.	6,488	1,929,985
[a]CBRE Group Inc.	105,840	3,386,880
The Charles Schwab Corp.	159,289	4,549,294
[a]Signature Bank	24,942	3,431,022
		18,832,308
Health Care 22.8%
[a]Allergan PLC	40,046	10,884,903
[a]Biogen Inc.	18,439	5,380,685
[a]Celgene Corp.	93,602	10,124,928
[a]Celldex Therapeutics Inc.	63,325	667,446
[a]Edwards Lifesciences Corp.	15,332	2,179,751
[a]Envision Healthcare Holdings Inc.	82,633	3,040,068
Gilead Sciences Inc.	73,101	7,177,787
[a]Illumina Inc.	25,238	4,437,345
[a]Impax Laboratories Inc.	38,138	1,342,839
[a]Incyte Corp.	29,914	3,300,412
[a]Jazz Pharmaceuticals PLC	15,007	1,993,080
[a]Karyopharm Therapeutics Inc.	49,612	522,414
Perrigo Co. PLC	18,227	2,866,560
[a]Sagent Pharmaceuticals Inc.	49,761	762,836
[a]Valeant Pharmaceuticals International Inc.	26,656	4,754,897
[a]VWR Corp.	58,478	1,502,300
		60,938,251
Industrials 5.4%
Allegiant Travel Co.	10,879	2,352,584
American Airlines Group Inc.	38,307	1,487,461
Flowserve Corp.	50,452	2,075,595
Hexcel Corp.	40,865	1,833,204
[a]IHS Inc., A	31,497	3,653,652
Kansas City Southern	15,396	1,399,188

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

[a]WABCO Holdings Inc.	16,249	1,703,383
		14,505,067
Information Technology 30.4%
[a]Adobe Systems Inc.	44,737	3,678,276
Apple Inc.	83,695	9,231,558
Avago Technologies Ltd. (Singapore)	37,109	4,638,996
[a]BroadSoft Inc.	48,262	1,445,930
[a]Electronic Arts Inc.	70,819	4,797,987
[a]Facebook Inc., A	96,759	8,698,634
[a]FitBit Inc., A	10,050	378,785
[a]Google Inc., A	8,142	5,197,609
[a]Google Inc., C	6,687	4,068,505
[a]LinkedIn Corp., A	12,528	2,381,949
MasterCard Inc., A	120,957	10,900,645
Microsoft Corp.	87,663	3,879,964
[a]Mobileye NV	31,903	1,450,948
[a]NXP Semiconductors NV (Netherlands)	48,650	4,235,956
[a]Palo Alto Networks Inc.	23,069	3,967,868
[a]Salesforce.com Inc.	38,068	2,643,061
[a]ServiceNow Inc.	31,096	2,159,617
[a]ViaSat Inc.	25,374	1,631,294
Visa Inc., A	82,477	5,745,348
		81,132,930
Materials 2.4%
[a]Axalta Coating Systems Ltd.	74,389	1,885,017
Ecolab Inc.	21,117	2,316,957
Martin Marietta Materials Inc.	14,600	2,218,470
		6,420,444
Telecommunication Services 4.0%
[a]SBA Communications Corp.	82,588	8,650,267
[a]T-Mobile U.S. Inc.	49,946	1,988,350
		10,638,617
Total Common Stocks (Cost $199,702,215)		265,513,372
Convertible Preferred Stocks (Cost $1,250,406) 0.5%
Health Care 0.5%
[a,b]Acerta Pharma BV, 8.00%, cvt. pfd., B, 144A (Netherlands)	108,731	1,250,406

Total Investments before Short Term Investments (Cost $200,952,621)		266,763,778

	Principal Amount
Short Term Investments (Cost $360,463) 0.1%
Repurchase Agreements 0.1%
[c]Joint Repurchase Agreement, 0.071%, 10/01/15 (Maturity Value $360,464)	$360,463	360,463
BNP Paribas Securities Corp. (Maturity Value $103,731)
HSBC Securities (USA) Inc. (Maturity Value $207,461)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $49,272)
Collateralized by U.S. Government Agency Securities, 0.000% - 5.125%, 12/01/15 -
2/01/20; U.S. Government Agency Securities, Strips, 6/01/17; and U.S. Treasury
Notes, 2.125% - 3.125%, 5/15/19 - 8/31/20 (valued at $367,854)

Total Investments (Cost $201,313,084) 100.1%		267,124,241

Other Assets, less Liabilities (0.1)%		(287,043)
Net Assets 100.0%		$266,837,198

a Non-income producing.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2015 (unaudited) (continued)
b Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2015, the value of this security was $1,250,406, representing
0.46% of net assets.
c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2015, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited)

Franklin Mutual Global Discovery VIP Fund	Country	Shares\Units	Value
Common Stocks and Other Equity Interests 91.4%
Aerospace & Defense 0.6%
B/E Aerospace Inc.	United States	65,840	$2,890,376
[a]KLX Inc.	United States	32,920	1,176,561
			4,066,937
Auto Components 0.8%
Cie Generale des Etablissements Michelin, B	France	30,800	2,802,896
[a,b]International Automotive Components Group Brazil LLC	Brazil	424,073	11,825
[a,b,c]International Automotive Components Group North America LLC	United States	4,052,916	2,411,323
			5,226,044
Automobiles 1.4%
General Motors Co.	United States	214,110	6,427,582
Hyundai Motor Co.	South Korea	20,953	2,899,286
			9,326,868
Banks 16.3%
Barclays PLC	United Kingdom	2,052,511	7,578,196
BNP Paribas SA	France	117,870	6,911,253
[a]Capital Bank Financial Corp., A	United States	78,494	2,372,874
[a,d]Capital Bank Financial Corp., B, 144A, non- voting	United States	269,922	8,159,742
CIT Group Inc.	United States	174,912	7,001,727
Citigroup Inc.	United States	229,050	11,363,170
Citizens Financial Group Inc.	United States	249,552	5,954,311
[a]Commerzbank AG	Germany	655,995	6,908,263
HSBC Holdings PLC	United Kingdom	586,355	4,422,050
JPMorgan Chase & Co.	United States	131,280	8,004,142
KB Financial Group Inc.	South Korea	56,047	1,666,911
PNC Financial Services Group Inc.	United States	112,821	10,063,633
[a]Royal Bank of Scotland Group PLC	United Kingdom	611,699	2,913,882
Societe Generale SA	France	118,614	5,283,108
SunTrust Banks Inc.	United States	111,578	4,266,743
Wells Fargo & Co.	United States	307,140	15,771,639
			108,641,644
Beverages 1.8%
PepsiCo Inc.	United States	90,367	8,521,608
SABMiller PLC	United Kingdom	61,920	3,499,272
			12,020,880
Capital Markets 0.6%
UBS Group AG	Switzerland	220,850	4,082,008

Communications Equipment 2.6%
Cisco Systems Inc.	United States	359,180	9,428,475
Nokia Corp., ADR	Finland	519,486	3,522,115
Nokia OYJ, A	Finland	611,269	4,171,030
			17,121,620
Construction Materials 0.6%
[a]LafargeHolcim Ltd., B	Switzerland	78,676	4,121,931

Consumer Finance 0.5%
[a]Ally Financial Inc.	United States	151,600	3,089,608

Diversified Consumer Services 0.1%
Cengage Learning Holdings II LP	United States	22,762	603,193

Diversified Telecommunication Services 2.2%
AT&T Inc.	United States	244,408	7,962,812
China Telecom Corp. Ltd., H	China	13,642,104	6,530,481

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
[a,e,f]Global Crossing Holdings Ltd., Contingent Distribution	United States	2,236,777	—
			14,493,293
Energy Equipment & Services 1.4%
Baker Hughes Inc.	United States	178,964	9,313,287
Food & Staples Retailing 3.6%
CVS Health Corp.	United States	46,236	4,460,849
Empire Co. Ltd., A	Canada	216,579	4,456,091
Metro AG	Germany	226,924	6,262,197
Walgreens Boots Alliance Inc.	United States	102,904	8,551,323
			23,730,460
Health Care Equipment & Supplies 3.0%
Medtronic PLC	United States	181,080	12,121,495
Stryker Corp.	United States	83,662	7,872,594
			19,994,089
Health Care Providers & Services 0.4%
Cigna Corp.	United States	20,116	2,716,062
Hotels, Restaurants & Leisure 1.9%
Accor SA	France	233,913	10,917,925
Sands China Ltd.	Hong Kong	648,800	1,946,362
			12,864,287
Independent Power & Renewable Electricity Producers 0.7%
NRG Energy Inc.	United States	299,277	4,444,263
Industrial Conglomerates 2.4%
Jardine Strategic Holdings Ltd.	Hong Kong	371,698	9,976,375
Koninklijke Philips NV	Netherlands	262,064	6,164,268
			16,140,643
Insurance 10.5%
ACE Ltd.	United States	122,380	12,654,092
[a]Alleghany Corp.	United States	2,730	1,277,940
The Allstate Corp.	United States	116,387	6,778,379
American International Group Inc.	United States	243,553	13,838,681
China Pacific Insurance (Group) Co. Ltd., H	China	845,908	3,127,070
E-L Financial Corp. Ltd.	Canada	5,378	2,761,216
MetLife Inc.	United States	100,526	4,739,801
NN Group NV	Netherlands	325,023	9,307,187
PartnerRe Ltd.	United States	48,733	6,768,039
PICC Property and Casualty Co. Ltd., H	China	180,838	352,336
XL Group PLC	Ireland	235,290	8,545,733
			70,150,474
IT Services 0.9%
Xerox Corp.	United States	612,817	5,962,709
Machinery 0.4%
Caterpillar Inc.	United States	43,225	2,825,186
Marine 1.5%
A.P. Moeller-Maersk AS, B	Denmark	6,595	10,146,458
Media 3.6%
CBS Corp., B	United States	91,632	3,656,117
Time Warner Cable Inc.	United States	62,129	11,144,079
Time Warner Inc.	United States	66,132	4,546,575
Twenty-First Century Fox Inc., B	United States	170,160	4,606,231
			23,953,002
Metals & Mining 1.2%
Anglo American PLC	United Kingdom	145,724	1,214,025
Freeport-McMoRan Inc., B	United States	186,260	1,804,859

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
ThyssenKrupp AG	Germany	295,953	5,186,735
			8,205,619
Multiline Retail 0.4%
Macy's Inc.	United States	58,280	2,990,930
Oil, Gas & Consumable Fuels 5.7%
Anadarko Petroleum Corp.	United States	41,180	2,486,860
Apache Corp.	United States	70,011	2,741,631
BG Group PLC	United Kingdom	402,808	5,792,982
BP PLC	United Kingdom	1,028,014	5,192,412
China Shenhua Energy Co. Ltd., H	China	2,009,534	3,075,176
CONSOL Energy Inc.	United States	219,381	2,149,934
Marathon Oil Corp.	United States	362,135	5,576,879
Repsol SA	Spain	104,221	1,212,638
Royal Dutch Shell PLC, A	United Kingdom	327,191	7,747,383
[a]Whiting Petroleum Corp.	United States	143,866	2,196,834
			38,172,729
Paper & Forest Products 0.0%†
[a]Verso Corp.	United States	36,624	4,395
Personal Products 0.1%
Avon Products Inc.	United States	174,524	567,203
Pharmaceuticals 7.7%
Eli Lilly & Co.	United States	125,310	10,487,194
GlaxoSmithKline PLC	United Kingdom	239,532	4,585,861
Merck & Co. Inc.	United States	346,558	17,116,500
Novartis AG, ADR	Switzerland	76,830	7,062,213
Teva Pharmaceutical Industries Ltd., ADR	Israel	210,898	11,907,301
			51,159,069
Road & Rail 0.3%
[a,g]CARa Inc.	China	1,623,080	2,341,378
Semiconductors & Semiconductor Equipment 0.2%
SK Hynix Inc.	South Korea	53,632	1,518,160
Software 5.8%
[a]Check Point Software Technologies Ltd.	Israel	95,512	7,576,967
Microsoft Corp.	United States	452,522	20,028,624
Open Text Corp.	Canada	93,780	4,196,655
Symantec Corp.	United States	364,800	7,102,656
			38,904,902
Specialty Retail 1.1%
Kingfisher PLC	United Kingdom	1,354,320	7,344,381
Technology Hardware, Storage & Peripherals 4.1%
Apple Inc.	United States	117,767	12,989,700
EMC Corp.	United States	299,800	7,243,168
Hewlett-Packard Co.	United States	190,760	4,885,364
Lenovo Group Ltd.	China	2,538,000	2,138,428
			27,256,660
Tobacco 5.3%
Altria Group Inc.	United States	176,234	9,587,129
British American Tobacco PLC	United Kingdom	220,778	12,162,940
Philip Morris International Inc.	United States	75,124	5,959,587
Reynolds American Inc.	United States	177,410	7,853,941
			35,563,597
Wireless Telecommunication Services 1.7%
Vodafone Group PLC	United Kingdom	3,618,505	11,406,560
Total Common Stocks and Other Equity Interests (Cost $529,410,636)			610,470,529

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
Preferred Stocks 1.2%
Automobiles 0.4%
Volkswagen AG, pfd.	Germany	26,396	2,883,900

Diversified Financial Services 0.8%
[a,b]Hightower Holding LLC, pfd., A, Series 2	United States	2,172,000	5,127,223

Total Preferred Stocks (Cost $10,942,486)			8,011,123
		Principal Amount*
Corporate Notes and Senior Floating Rate Interests 2.3%
[d]Avaya Inc., senior note, 144A, 10.50%, 3/01/21	United States	1,270,000	590,550
[h]Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	142,374	141,911
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	5,184,000	4,451,760
[h] Tranche D Term Loan, 6.944%, 1/30/19	United States	6,889,154	5,735,221
[h] Tranche E Term Loan, 7.694%, 7/30/19	United States	2,213,881	1,856,892
[h]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	117,371	116,857
[d,g]NGPL PipeCo LLC, senior secured note, 144A, 9.625%, 6/01/19	United States	2,369,000	2,262,395
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	1,749,000	332,310
Total Corporate Notes and Senior Floating Rate Interests (Cost $18,942,079)			15,487,896
Corporate Bonds, Notes and Senior Floating Rate Interests in
Reorganization 1.0%
[b,i]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	595	—
[h,i]Caesars Entertainment Operating Co. Inc., Term B-7 Loans, 3.25%, 3/01/17	United States	1,176,090	1,072,447
[h,i]Texas Competitive Electric Holdings Co. LLC, Term Loans, 3.25%, 10/10/17	United States	5,912,264	2,300,243
[d,i]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	5,895,000	2,299,050
[i]Walter Energy Inc.,
[h] B Term Loan, 8.50%, 4/02/18	United States	1,651,867	611,191
[d] first lien, 144A, 9.50%, 10/15/19	United States	966,000	345,345
[d,j] second lien, 144A, PIK, 11.50%, 4/01/20	United States	801,340	11,672
Total Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization (Cost $14,447,973)			6,639,948
		Shares
Companies in Liquidation 0.1%
[a]Adelphia Recovery Trust	United States	5,379,562	13,449
[a,e]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	386,774	1,934
[a,e,f]Century Communications Corp., Contingent Distribution	United States	1,074,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	2,077,368	—
[a,k]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	17,348,669	932,491
[a,f]NewPage Corp., Litigation Trust	United States	4,854,000	—
[a,e,f]Tribune Media Litigation Trust, Contingent Distribution	United States	56,925	—
Total Companies in Liquidation (Cost $2,167,352)			947,874
		Principal Amount*
Municipal Bonds (Cost $2,113,228) 0.3%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	2,261,000	1,701,402

Total Investments before Short Term Investments (Cost $578,023,754)			643,258,772
Short Term Investments 1.9%
U.S. Government and Agency Securities 1.6%
[l]FHLB, 10/01/15	United States	1,100,000	1,100,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

[l,m] U.S. Treasury Bill, 10/01/15 - 3/10/16	United States	9,700,000	9,699,566
Total U.S. Government and Agency Securities (Cost $10,795,056)			10,799,566
Total Investments before Repurchase Agreements (Cost $588,818,810)			654,058,338
Investments from Cash Collateral Received for Loaned Securities 0.3%
Repurchase Agreements 0.3%
[n]Joint Repurchase Agreement, 0.08%, 10/01/15 (Maturity Value $439,187)
BNP Paribas Securities Corp.
Collateralized by [l]U.S. Treasury Bills, 11/12/15; U.S. Treasury Bonds, 1.25% - 6.50%,
11/30/18 - 5/15/37; U.S. Treasury Bonds, Index Linked, 0.125% - 2.50% 1/15/22 -
1/15/29; U.S. Treasury Notes, 0.50% - 2.625%, 2/29/16 - 12/31/21; U.S. Treasury
Notes, Index Linked, 0.125%, 1/15/23; and U.S. Treasury Strips, 5/15/18 - 2/15/44
(valued at $447,970)	United States	439,186	439,186
[n]Joint Repurchase Agreement, 0.09%, 10/01/15 (Maturity Value $560,815)
HSBC Securities (USA) Inc.
Collateralized by U.S. Treasury Notes, 0.75%, 1/15/17; and U.S. Treasury Strips,
11/15/15 - 11/15/44 (valued at $572,033)	United States	560,814	560,814
[n]Joint Repurchase Agreement, 0.10%, 10/01/15 (Maturity Value $439,187)
HSBC Securities (USA) Inc.
Collateralized by U.S. Government and Agency Securities, 0.00% - 3.35%, 1/15/16 -
7/15/32; and U.S. Government Agency Strips, 11/15/15 - 7/15/37 (valued at
$ 447,970)	United States	439,186	439,186
[n]Joint Repurchase Agreement, 0.09%, 10/01/15 (Maturity Value $410,014)
RBS Securities Inc.
Collateralized by U.S. Treasury Bonds, 3.625%, 2/15/44; and U.S. Treasury Notes,
0.089% - 3.625% 1/31/16 - 6/30/21 (valued at $418,215)	United States	410,013	410,013
Total Investments from Cash Collateral Received for Loaned Securities (Cost $1,849,199)			1,849,199
Total Investments (Cost $590,668,009) 98.2%			655,907,537
Securities Sold Short (0.2)%			(1,472,292)

Other Assets, less Liabilities 2.0%			13,397,660
Net Assets 100.0%			$667,832,905

		Shares
Securities Sold Short (Proceeds $1,741,616) (0.2)%
Common Stocks (0.2)%
Energy Equipment & Services (0.2)%
Halliburton Co.	United States	41,649	$(1,472,292)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 7 regarding restricted securities.
c At September 30, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2015, the aggregate value of these securities was $13,668,754, representing 2.05% of net assets.
e Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2015, the aggregate value of these securities was $-.
g A portion or all of the security is on loan at September 30, 2015.
h The coupon rate shown represents the rate at period end.
i Defaulted security or security for which income has been deemed uncollectible.
j Income may be received in additional securities and/or cash.
k Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
l The security is traded on a discount basis with no stated coupon rate.
m A portion or all of the security has been segregated as collateral for securities sold short and open forward contracts. At September 30, 2015, the aggregate value of these securities and/or cash pledged amounted to $7,596,370, representing 1.14% of net assets.
n Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2015, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

At September 30, 2015, the Fund had the following futures contracts outstanding. See Note 3.

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD	Short	2	$257,050	12/14/15	$-	$(1,332)
EUR/USD	Short	250	34,934,375	12/14/15	56,832	-
GBP/USD	Short	219	20,685,919	12/14/15	262,156	-
Totals			$55,877,344		318,988	(1,332)
Net unrealized appreciation (depreciation)					$317,656

At September 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	640,031	$715,988	10/16/15	$1,345	$(1,794)
Euro	BOFA	Sell	6,698,465	7,214,264	10/16/15	1,206	(275,659)
Euro	BONY	Buy	558,613	625,330	10/16/15	1,249	(2,063)
Euro	DBAB	Buy	535,155	598,688	10/16/15	1,163	(1,560)
Euro	DBAB	Sell	1,178,588	1,268,416	10/16/15	-	(49,216)
Euro	FBCO	Buy	584,901	653,481	10/16/15	1,563	(1,139)
Euro	FBCO	Sell	5,408,467	5,798,721	10/16/15	803	(248,614)
Euro	HSBC	Buy	419,511	467,608	10/16/15	1,395	-
Euro	HSBC	Sell	1,665,998	1,819,821	10/16/15	1,301	(44,024)
Euro	SSBT	Buy	566,617	633,785	10/16/15	1,362	(1,683)
Euro	SSBT	Sell	416,378	445,182	10/16/15	18	(20,337)
British Pound	BOFA	Buy	192,738	302,862	10/22/15	-	(11,424)
British Pound	BOFA	Sell	8,155,831	12,456,636	10/22/15	190,421	(66,137)
British Pound	BONY	Buy	603,748	926,289	10/22/15	-	(13,367)
British Pound	DBAB	Buy	361,273	561,278	10/22/15	-	(15,001)
British Pound	FBCO	Sell	2,894,373	4,312,615	10/22/15	-	(63,937)
British Pound	HSBC	Buy	1,692,158	2,615,362	10/22/15	-	(56,666)
South Korean Won	BOFA	Buy	91,190,395	76,098	11/12/15	716	-
South Korean Won	BOFA	Sell	2,649,458,444	2,263,379	11/12/15	32,216	(598)
South Korean Won	FBCO	Buy	90,987,467	76,098	11/12/15	545	-
South Korean Won	FBCO	Sell	2,075,520,117	1,777,959	11/12/15	29,653	-
South Korean Won	HSBC	Buy	207,356,555	173,108	11/12/15	1,558	-
South Korean Won	HSBC	Sell	2,767,441,877	2,360,468	11/12/15	29,367	(44)
Swiss Franc	BOFA	Buy	52,064	56,125	11/12/15	-	(2,613)
Swiss Franc	BOFA	Sell	25,400	26,076	11/12/15	-	(30)
Swiss Franc	DBAB	Sell	13,795	14,325	11/12/15	147	-
Swiss Franc	FBCO	Buy	157,453	164,665	11/12/15	-	(2,834)
Swiss Franc	FBCO	Sell	1,224,172	1,244,077	11/12/15	-	(14,128)
Swiss Franc	HSBC	Buy	17,928	18,484	11/12/15	-	(57)
Swiss Franc	SSBT	Buy	117,231	121,374	11/12/15	-	(884)
Canadian Dollar	FBCO	Buy	40,150	30,339	11/18/15	-	(252)
Canadian Dollar	FBCO	Sell	9,628,653	7,299,135	11/18/15	83,762	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Euro	BOFA	Buy	3,305,951	3,636,299	11/18/15	73,014	(11,388)
Euro	BOFA	Sell	8,000,448	9,072,897	11/18/15	136,016	(12,150)
Euro	BONY	Buy	285,738	331,647	11/18/15	-	(12,030)
Euro	BONY	Sell	2,782,458	3,043,705	11/18/15	-	(68,659)
Euro	BZWS	Sell	69,926	76,431	11/18/15	-	(1,785)
Euro	DBAB	Buy	1,015,987	1,143,969	11/18/15	8,428	(15,949)
Euro	DBAB	Sell	4,595,616	5,209,929	11/18/15	72,012	(2,584)
Euro	FBCO	Buy	1,001,485	1,124,189	11/18/15	8,144	(12,105)
Euro	FBCO	Sell	797,132	891,192	11/18/15	3,153	(3,606)
Euro	HSBC	Buy	1,981,301	2,179,356	11/18/15	48,370	(11,510)
Euro	HSBC	Sell	6,097,088	6,920,170	11/18/15	102,750	(2,576)
Euro	SSBT	Buy	849,977	960,122	11/18/15	6,581	(15,948)
Euro	SSBT	Sell	10,409,454	11,467,923	11/18/15	25,923	(201,663)
British Pound	BOFA	Sell	6,241,956	9,720,553	11/23/15	283,761	-
British Pound	BZWS	Sell	41,957	63,689	11/23/15	258	-
British Pound	DBAB	Sell	776,777	1,206,108	11/23/15	31,751	-
British Pound	HSBC	Sell	658,300	1,019,561	11/23/15	24,321	-
British Pound	SSBT	Sell	100,841	156,142	11/23/15	3,688	-
British Pound	BOFA	Sell	2,717,622	4,242,208	1/21/16	134,140	-
British Pound	BZWS	Buy	169,664	265,897	1/21/16	-	(9,426)
British Pound	FBCO	Buy	1,335,268	2,073,261	1/21/16	-	(54,816)
British Pound	HSBC	Buy	590,611	930,684	1/21/16	-	(37,894)
British Pound	SSBT	Buy	1,232,106	1,935,690	1/21/16	-	(73,190)
British Pound	SSBT	Sell	2,716,078	4,240,613	1/21/16	134,879	-
Totals Forward Exchange Contracts unrealized appreciation (depreciation)						$1,476,979	$(1,441,340)
Net unrealized appreciation (depreciation)						$35,639

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty

BOFA	Bank of America N.A.
BONY	Bank of New York Mellon
BZWS	Barclays Bank PLC
DBAB	Deutsche Bank AG
FBCO	Credit Suisse Group AG
HSBC	HSBC Bank USA, N.A.
SSBT	State Street Bank and Trust Co.

Currency

CHF	Swiss Franc
EUR	Euro
GBP	British Pound

Selected Portfolio

ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
GO	General Obligation
PIK	Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited)

Franklin Mutual Shares VIP Fund	Country	Shares	Value
Common Stocks and Other Equity Interests 87.2%
Aerospace & Defense 1.4%
B/E Aerospace Inc.	United States	403,812	$17,727,347
Huntington Ingalls Industries Inc.	United States	305,068	32,688,036
[a]KLX Inc.	United States	224,586	8,026,704
			58,442,087
Auto Components 0.2%
[a,b]International Automotive Components Group Brazil LLC	Brazil	1,730,515	48,255
[a,b,c]International Automotive Components Group North America LLC	United States	15,382,424	9,151,927
			9,200,182
Automobiles 1.2%
General Motors Co.	United States	1,701,730	51,085,935
Banks 10.0%
Barclays PLC	United Kingdom	10,534,300	38,894,305
CIT Group Inc.	United States	965,673	38,655,890
Citigroup Inc.	United States	922,969	45,788,492
Citizens Financial Group Inc.	United States	1,571,642	37,499,378
Columbia Banking System Inc.	United States	163,162	5,092,286
[a]FCB Financial Holdings Inc., A	United States	493,723	16,105,244
Guaranty Bancorp	United States	209,583	3,451,832
JPMorgan Chase & Co.	United States	1,008,560	61,491,903
PNC Financial Services Group Inc.	United States	961,009	85,722,003
State Bank Financial Corp.	United States	352,200	7,283,496
SunTrust Banks Inc.	United States	820,282	31,367,584
Wells Fargo & Co.	United States	690,950	35,480,283
			406,832,696
Beverages 1.8%
Molson Coors Brewing Co., B	United States	258,830	21,488,067
PepsiCo Inc.	United States	541,442	51,057,980
			72,546,047
Chemicals 0.0%
[a,d,e]Dow Corning Corp., Contingent Distribution	United States	100,000	—
Communications Equipment 2.6%
Cisco Systems Inc.	United States	2,307,850	60,581,062
Nokia Corp., ADR	Finland	3,299,845	22,372,949
Nokia OYJ, A	Finland	3,691,548	25,189,493
			108,143,504
Construction Materials 0.7%
[a]LafargeHolcim Ltd., B	Switzerland	547,060	28,661,138
Consumer Finance 0.5%
[a]Ally Financial Inc.	United States	943,970	19,238,109
Containers & Packaging 0.9%
WestRock Co.	United States	742,632	38,200,990
Diversified Consumer Services 0.2%
Cengage Learning Holdings II LP	United States	289,744	7,678,216
Diversified Telecommunication Services 1.9%
AT&T Inc.	United States	1,440,446	46,929,731
[a,d,e]Global Crossing Holdings Ltd., Contingent Distribution	United States	9,005,048	—
Koninklijke KPN NV	Netherlands	8,378,890	31,316,844
			78,246,575
Energy Equipment & Services 1.4%
Baker Hughes Inc.	United States	1,088,065	56,622,903

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Food & Staples Retailing 3.3%
CVS Health Corp.	United States	425,453	41,047,705
The Kroger Co.	United States	1,181,030	42,599,752
Walgreens Boots Alliance Inc.	United States	631,008	52,436,765
			136,084,222
Health Care Equipment & Supplies 4.1%
Medtronic PLC	United States	1,704,252	114,082,629
Stryker Corp.	United States	575,661	54,169,700
			168,252,329
Health Care Providers & Services 0.5%
Cigna Corp.	United States	142,154	19,193,633

Household Products 0.2%
Energizer Holdings Inc.	United States	196,162	7,593,431

Independent Power & Renewable Electricity Producers 0.5%
NRG Energy Inc.	United States	1,304,154	19,366,687

Insurance 10.4%
ACE Ltd.	United States	595,675	61,592,795
[a]Alleghany Corp.	United States	107,318	50,236,629
The Allstate Corp.	United States	714,230	41,596,755
American International Group Inc.	United States	1,402,726	79,702,891
MetLife Inc.	United States	975,283	45,984,593
White Mountains Insurance Group Ltd.	United States	114,635	85,666,736
XL Group PLC	Ireland	1,699,790	61,736,373
			426,516,772
IT Services 1.1%
Xerox Corp.	United States	4,418,674	42,993,698

Machinery 1.5%
Caterpillar Inc.	United States	536,216	35,047,078
CNH Industrial NV (EUR Traded)	United Kingdom	888,427	5,784,195
CNH Industrial NV, special voting (EUR Traded)	United Kingdom	1,844,814	12,010,850
Federal Signal Corp.	United States	757,221	10,381,500
			63,223,623
Marine 1.0%
A.P. Moeller-Maersk AS, B	Denmark	27,780	42,739,742

Media 6.4%
CBS Corp., B	United States	930,167	37,113,663
Relx PLC	United Kingdom	2,730,750	46,746,810
Time Warner Cable Inc.	United States	494,846	88,760,527
Time Warner Inc.	United States	396,698	27,272,988
Twenty-First Century Fox Inc., B	United States	2,348,659	63,578,199
			263,472,187
Metals & Mining 0.9%
Freeport-McMoRan Inc., B	United States	1,660,406	16,089,334
ThyssenKrupp AG	Germany	1,147,037	20,102,438
			36,191,772
Multiline Retail 0.9%
Macy's Inc.	United States	677,570	34,772,892

Oil, Gas & Consumable Fuels 5.1%
Anadarko Petroleum Corp.	United States	242,250	14,629,478
Apache Corp.	United States	399,520	15,645,203
BG Group PLC	United Kingdom	2,353,190	33,842,397
BP PLC	United Kingdom	4,322,322	21,831,682
CONSOL Energy Inc.	United States	1,389,095	13,613,131
Marathon Oil Corp.	United States	2,580,688	39,742,595
Murphy Oil Corp.	United States	502,750	12,166,550
Royal Dutch Shell PLC, A	United Kingdom	1,774,046	42,006,701

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

[a]Whiting Petroleum Corp.	United States	928,787	14,182,578
			207,660,315
Paper & Forest Products 1.1%
International Paper Co.	United States	1,150,455	43,475,694
Personal Products 0.5%
Avon Products Inc.	United States	1,419,285	4,612,676
Edgewell Personal Care Co.	United States	196,162	16,006,819
			20,619,495
Pharmaceuticals 8.0%
Eli Lilly & Co.	United States	1,171,445	98,038,232
Merck & Co. Inc.	United States	2,178,438	107,593,053
Novartis AG, ADR	Switzerland	442,258	40,652,355
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,399,845	79,035,249
			325,318,889
Real Estate Investment Trusts (REITs) 0.4%
Alexander's Inc.	United States	40,126	15,007,124
Real Estate Management & Development 0.1%
[a]Forestar Group Inc.	United States	161,671	2,125,974
Semiconductors & Semiconductor Equipment 0.6%
Altera Corp.	United States	488,340	24,456,067
Software 5.3%
CA Inc.	United States	1,570,889	42,885,270
Microsoft Corp.	United States	2,676,797	118,475,035
Symantec Corp.	United States	2,832,445	55,147,704
			216,508,009
Specialty Retail 0.5%
[a]Office Depot Inc.	United States	3,432,180	22,034,596
Technology Hardware, Storage & Peripherals 4.7%
Apple Inc.	United States	656,970	72,463,791
EMC Corp.	United States	1,787,190	43,178,510
Hewlett-Packard Co.	United States	1,418,347	36,323,867
Samsung Electronics Co. Ltd.	South Korea	41,741	39,937,137
			191,903,305
Tobacco 6.0%
Altria Group Inc.	United States	924,668	50,301,939
British American Tobacco PLC	United Kingdom	1,366,817	75,299,684
Imperial Tobacco Group PLC	United Kingdom	1,052,977	54,347,402
Philip Morris International Inc.	United States	282,010	22,371,853
Reynolds American Inc.	United States	1,001,534	44,337,910
			246,658,788
Wireless Telecommunication Services 1.3%
Vodafone Group PLC	United Kingdom	16,557,404	52,193,660

Total Common Stocks and Other Equity Interests (Cost $2,953,198,429)			3,563,261,286
Preferred Stocks (Cost $32,153,077) 0.3%
Automobiles 0.3%
Volkswagen AG, pfd.	Germany	123,689	13,513,663
		Principal Amount*
Corporate Notes and Senior Floating Rate Interests 3.7%
Avaya Inc.,
[f]senior note, 144A, 10.50%, 3/01/21	United States	22,449,000	10,438,785
[f]senior secured note, 144A, 7.00%, 4/01/19	United States	12,923,000	10,306,093
[g]Term B-3 Loan, 4.694%, 10/26/17	United States	12,791,927	10,553,340
[g]Term B-6 Loan, 6.50%, 3/30/18	United States	6,741,721	5,595,629
[g]Term B-7 Loan, 6.25%, 5/29/20	United States	5,617,265	4,381,467
[g]Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	1,769,087	1,763,337

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	26,449,000	22,713,079
[g]Tranche D Term Loan, 6.944%, 1/30/19	United States	34,746,619	28,926,560
[g]Tranche E Term Loan, 7.694%, 7/30/19	United States	11,168,253	9,367,372
[g]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	11,282,005	11,232,646
NGPL PipeCo LLC,
[f,h]senior secured note, 144A, 9.625%, 6/01/19	United States	14,481,000	13,829,355
[g]Term Loan, 6.75%, 9/15/17	United States	759,247	687,118
[g]Toys R Us-Delaware Inc.,
FILO Loans, 8.25%, 10/24/19	United States	2,560,000	2,549,333
Term B-4 Loan, 9.75%, 4/24/20	United States	21,512,779	19,047,780
Total Corporate Notes and Senior Floating Rate Interests (Cost $172,773,875)			151,391,894
Corporate Bonds, Notes and Senior Floating Rate Interests in
Reorganization 2.1%
[b,i]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	1,754	—
[g,i]Caesars Entertainment Operating Co. Inc.,
Term B-5-B Loans, 3.25%, 3/01/17	United States	3,251,752	3,014,644
Term B-6-B Loans, 3.25%, 3/01/17	United States	15,503,483	14,523,446
Term B-7 Loans, 3.25%, 3/01/17	United States	9,850,500	8,982,425
[i]Samson Investment Co., senior note, 9.75%, 2/15/20	United States	16,690,000	292,075
[g,i]Texas Competitive Electric Holdings Co. LLC, Term Loans, 3.25%, 10/10/17	United States	90,618,405	35,256,268
[f,i]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	39,308,000	15,330,120
[i]Walter Energy Inc.,
[g]B Term Loan, 8.50%, 4/02/18	United States	11,218,193	4,150,731
[f]first lien, 144A, 9.50%, 10/15/19	United States	6,301,000	2,252,607
[f,j]second lien, 144A, PIK, 11.50%, 4/01/20	United States	5,419,860	78,943
Total Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization (Cost $167,525,096)			83,881,259
		Shares
Companies in Liquidation 0.2%
[a]Adelphia Recovery Trust	United States	29,283,354	73,208
[a,d]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	1,955,453	9,777
[a,b,c,k]CB FIM Coinvestors LLC	United States	6,400,507	—
[a,d,e]Century Communications Corp., Contingent Distribution	United States	5,487,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	8,006,950	—
[a,l]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	144,058,799	7,743,161
[a,d,e]Tribune Media Litigation Trust, Contingent Distribution	United States	394,048	—
[a,d,e]Tropicana Litigation Trust, Contingent Distribution	United States	18,305,000	—
Total Companies in Liquidation (Cost $15,945,579)			7,826,146
		Principal Amount*
Municipal Bonds (Cost $17,904,372) 0.4%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	20,409,000	15,357,773

Total Investments before Short Term Investments (Cost $3,359,500,428)			3,835,232,021
Short Term Investments 4.1%
U.S. Government and Agency Securities 4.0%
[m]FHLB, 10/01/15	United States	5,400,000	5,400,000
[m,n]U.S. Treasury Bill, 10/01/15 - 3/24/16	United States	162,800,000	162,792,393
Total U.S. Government and Agency Securities (Cost $168,153,378)			168,192,393
Total Investments before Repurchase Agreements (Cost $3,527,653,806)			4,003,424,414
Investments from Cash Collateral Received for Loaned Securities 0.1%
Repurchase Agreements 0.1%
[o]Joint Repurchase Agreement, 0.08%, 10/01/15 (Maturity Value $619,637)	United States	619,636	619,636
BNP Paribas Securities Corp.
Collateralized by [m]U.S. Treasury Bill, 11/12/15; U.S. Treasury Bonds, 5.00% -
6.50%, 11/15/26 - 5/15/37; U.S. Treasury Bond, Index Linked, 2.50%, 1/15/29;
U.S. Treasury Notes, 0.50% - 2.625%, 2/29/16 - 12/31/21; U.S. Treasury Notes,
Index Linked, 0.125%, 1/15/22 - 1/15/23; and U.S. Treasury Strips, 5/15/18 –
2/15/44 (valued at $632,029)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

[o]Joint Repurchase Agreement, 0.10%, 10/01/15 (Maturity Value $619,638)	United States	619,636	619,636
HSBC Securities (USA) Inc.
Collateralized by U.S. Government and Agency Securities, 0.000% - 3.35%,
1/15/16 - 7/15/32; and U.S. Government Agency Strips, 11/15/15 - 7/15/37
(valued at $632,029)
[o]Joint Repurchase Agreement, 0.09%, 10/01/15 (Maturity Value $380,365)	United States	380,364	380,364
HSBC Securities (USA) Inc.
Collateralized by U.S. Treasury Note, 0.75%, 1/15/17; and U.S. Treasury Strips,
11/15/15 - 11/15/44 (valued at $387,973)
[o]Joint Repurchase Agreement, 0.09%, 10/01/15 (Maturity Value $989,336)	United States	989,334	989,334
RBS Securities Inc.
Collateralized by U.S. Treasury Bond, 3.625%, 2/15/44; and U.S. Treasury Notes,
0.089% - 3.625%, 1/31/16 - 6/30/21 (valued at $1,009,124)
Total Investments from Cash Collateral Received for Loaned Securities (Cost $2,608,970)			2,608,970
Total Investments (Cost $3,530,262,776) 98.0%			4,006,033,384
Securities Sold Short (0.2)%			(9,434,314)

Other Assets, less Liabilities 2.2%			89,913,902
Net Assets 100.0%			$4,086,512,972

		Shares
Securities Sold Short (Proceeds $11,160,099) (0.2)%
Common Stocks (0.2)%
Energy Equipment & Services (0.2)%
Halliburton Co.	United States	266,883	$(9,434,314)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 7 regarding restricted securities.
cAt September 30, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
dContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
eSecurity has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2015, the aggregate value of these securities was $-.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2015, the aggregate value of these securities was $52,235,903, representing 1.28% of net assets.
gThe coupon rate shown represents the rate at period end.
hA portion or all of the security is on loan at September 30, 2015.
iDefaulted security or security for which income has been deemed uncollectible.
jIncome may be received in additional securities and/or cash.
kSee Note 8 regarding holdings of 5% voting securities.
lBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
mThe security is traded on a discount basis with no stated coupon rate.
nA portion or all of the security has been segregated as collateral for securities sold short and open forward contracts. At September 30, 2015, the aggregate value of these securities and/or cash pledged amounted to $21,682,025, representing 0.53% of net assets.
oInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2015, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2015 (unaudited) (continued)
At September 30, 2015, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD	Short	598	$83,563,025	12/14/15	$135,472	$-
GBP/USD	Short	1,349	127,421,481	12/14/15	1,616,693	-
Net unrealized appreciation (depreciation)					$1,752,165

At September 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BBU	Sell	705,542	$794,483	10/16/15	$5,704	$-
Euro	BOFA	Buy	7,919,287	8,909,739	10/16/15	4,742	(60,914)
Euro	BOFA	Sell	10,413,964	11,214,781	10/16/15	605	(428,376)
Euro	BONY	Buy	1,750,128	1,957,493	10/16/15	4,405	(5,298)
Euro	DBAB	Buy	1,675,753	1,873,356	10/16/15	4,100	(4,006)
Euro	DBAB	Sell	6,613,061	7,134,224	10/16/15	-	(259,013)
Euro	FBCO	Buy	2,348,238	2,624,747	10/16/15	5,511	(4,986)
Euro	FBCO	Sell	8,259,032	8,904,630	10/16/15	4,970	(333,732)
Euro	HSBC	Buy	2,145,661	2,398,092	10/16/15	4,918	(4,214)
Euro	HSBC	Sell	9,171,359	10,003,706	10/16/15	8,469	(258,114)
Euro	SSBT	Buy	1,786,705	1,997,012	10/16/15	4,801	(4,322)
Euro	SSBT	Sell	5,610,671	6,080,844	10/16/15	9,761	(201,507)
British Pound	BOFA	Buy	861,483	1,353,703	10/22/15	-	(51,063)
British Pound	BOFA	Sell	46,350,988	70,659,666	10/22/15	998,671	(425,883)
British Pound	BONY	Buy	7,860,451	12,120,926	10/22/15	-	(235,214)
British Pound	DBAB	Buy	1,706,683	2,649,714	10/22/15	-	(69,055)
British Pound	FBCO	Buy	5,843,831	9,023,734	10/22/15	-	(187,334)
British Pound	FBCO	Sell	18,638,002	27,770,624	10/22/15	-	(411,718)
British Pound	HSBC	Buy	782,005	1,228,029	10/22/15	-	(45,567)
South Korean Won	BOFA	Buy	3,859,230,753	3,246,007	11/12/15	7,621	(2,820)
South Korean Won	BOFA	Sell	12,812,819,022	10,970,893	11/12/15	178,993	(928)
South Korean Won	FBCO	Buy	1,967,555,465	1,659,396	11/12/15	4,518	(6,552)
South Korean Won	FBCO	Sell	12,374,017,161	10,590,761	11/12/15	170,907	(3,351)
South Korean Won	HSBC	Buy	3,385,988,944	2,840,834	11/12/15	14,425	(3,085)
South Korean Won	HSBC	Sell	31,194,198,102	26,625,163	11/12/15	348,853	-
Euro	BBU	Buy	1,843,199	2,066,086	11/18/15	4,673	(9,018)
Euro	BOFA	Buy	17,068,986	19,031,040	11/18/15	151,818	(90,068)
Euro	BOFA	Sell	28,283,028	32,184,975	11/18/15	561,348	(12,810)
Euro	BONY	Buy	3,951,758	4,517,025	11/18/15	-	(96,722)
Euro	DBAB	Buy	7,167,991	8,081,865	11/18/15	34,142	(98,134)
Euro	DBAB	Sell	23,117,919	26,111,826	11/18/15	301,544	(48,640)
Euro	FBCO	Buy	11,320,223	12,709,296	11/18/15	43,872	(90,749)
Euro	FBCO	Sell	3,060,096	3,396,140	11/18/15	16,608	(43,388)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Euro	HSBC	Buy	4,647,373	5,261,909	11/18/15	19,805	(83,320)
Euro	HSBC	Sell	18,066,949	20,507,780	11/18/15	308,197	(9,494)
Euro	SSBT	Buy	10,881,973	12,186,769	11/18/15	77,342	(91,905)
Euro	SSBT	Sell	38,120,028	42,022,477	11/18/15	100,181	(717,477)
British Pound	BOFA	Buy	1,744,630	2,650,819	11/23/15	-	(13,231)
British Pound	BOFA	Sell	36,981,649	57,679,021	11/23/15	1,768,963	-
British Pound	DBAB	Buy	740,603	1,135,093	11/23/15	-	(15,425)
British Pound	SSBT	Buy	1,200,000	1,839,588	11/23/15	-	(25,389)
British Pound	BBU	Buy	1,279,742	2,005,608	1/21/16	-	(71,098)
British Pound	BOFA	Sell	11,953,441	18,659,321	1/21/16	590,015	-
British Pound	FBCO	Buy	7,305,458	11,424,718	1/21/16	-	(381,492)
British Pound	HSBC	Buy	3,131,068	4,933,934	1/21/16	-	(200,885)
British Pound	SSBT	Buy	10,549,926	16,519,302	1/21/16	-	(571,606)
British Pound	SSBT	Sell	11,946,653	18,652,309	1/21/16	593,264	-
Totals Forward Exchange Contracts unrealized appreciation (depreciation)						$6,353,746	$(5,677,903)
Net unrealized appreciation (depreciation)						$675,843

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BOFA	-	Bank of America Corp.
BBU	-	Barclays Bank PLC
BONY	-	Bank of New York Mellon
DBAB	-	Deutsche Bank AG
FBCO	-	Credit Suisse Group AG
HSBC	-	HSBC Bank USA, N.A.
SSBT	-	State Street Bank and Trust Co., N.A.

Currency

EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation
PIK	-	Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited)

Franklin Rising Dividends VIP Fund	Shares	Value
Common Stocks 98.3%
Aerospace & Defense 5.2%
General Dynamics Corp.	73,500	$10,139,325
Honeywell International Inc.	180,100	17,053,669
United Technologies Corp.	530,911	47,245,770
		74,438,764
Automobiles & Components 3.0%
Johnson Controls Inc.	1,015,500	42,001,080

Commercial & Professional Services 4.1%
ABM Industries Inc.	779,288	21,282,355
Brady Corp., A	641,579	12,613,443
Cintas Corp.	201,700	17,295,775
Matthews International Corp., A	139,942	6,852,960
		58,044,533
Consumer Durables & Apparel 2.9%
Leggett & Platt Inc.	332,800	13,728,000
NIKE Inc., B	220,300	27,090,291
		40,818,291
Consumer Services 1.9%
McDonald's Corp.	254,345	25,060,613
Yum! Brands Inc.	25,400	2,030,730
		27,091,343
Diversified Financials 0.5%
State Street Corp.	110,500	7,426,705

Energy 7.7%
Chevron Corp.	366,800	28,933,184
EOG Resources Inc.	33,600	2,446,080
Exxon Mobil Corp.	358,500	26,654,475
Occidental Petroleum Corp.	370,790	24,527,759
Schlumberger Ltd.	398,000	27,450,060
		110,011,558
Food & Staples Retailing 4.7%
CVS Health Corp.	71,600	6,907,968
Wal-Mart Stores Inc.	491,000	31,836,440
Walgreens Boots Alliance Inc.	342,200	28,436,820
		67,181,228
Food, Beverage & Tobacco 6.4%
Archer-Daniels-Midland Co.	713,000	29,553,850
Bunge Ltd.	166,400	12,197,120
McCormick & Co. Inc.	208,900	17,167,402
PepsiCo Inc.	335,800	31,665,940
		90,584,312
Health Care Equipment & Services 14.4%
Abbott Laboratories	641,800	25,813,196
Becton, Dickinson and Co.	325,500	43,180,830
DENTSPLY International Inc.	4,000	202,280
Medtronic PLC	646,400	43,270,016
Stryker Corp.	491,500	46,250,150
Teleflex Inc.	71,478	8,878,283
West Pharmaceutical Services Inc.	693,518	37,533,194
		205,127,949
Household & Personal Products 3.0%
Colgate-Palmolive Co.	191,000	12,120,860

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

The Procter & Gamble Co.	424,500	30,538,530
		42,659,390
Industrial Conglomerates 4.6%
Carlisle Cos. Inc.	96,261	8,411,286
Roper Technologies Inc.	366,243	57,390,278
		65,801,564
Insurance 6.3%
Aflac Inc.	276,200	16,055,506
Arthur J. Gallagher & Co.	660,000	27,244,800
Erie Indemnity Co., A	408,664	33,894,592
Old Republic International Corp.	503,708	7,877,993
RLI Corp.	79,000	4,228,870
		89,301,761
Machinery 8.2%
Donaldson Co. Inc.	350,068	9,829,909
Dover Corp.	808,376	46,222,940
Hillenbrand Inc.	940,624	24,465,630
Pentair PLC (United Kingdom)	714,800	36,483,392
		117,001,871
Materials 11.5%
Air Products and Chemicals Inc.	370,900	47,319,422
Albemarle Corp.	706,700	31,165,470
Bemis Co. Inc.	147,499	5,836,535
Ecolab Inc.	107,000	11,740,040
Nucor Corp.	447,055	16,786,915
Praxair Inc.	506,460	51,588,016
		164,436,398
Media 1.0%
John Wiley & Sons Inc., A	279,100	13,963,373

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
AbbVie Inc.	300,800	16,366,528
Johnson & Johnson	480,500	44,854,675
Perrigo Co. PLC	1,500	235,905
Pfizer Inc.	669,700	21,035,277
Roche Holding AG, ADR (Switzerland)	25,000	823,750
		83,316,135
Retailing 1.5%
The Gap Inc.	345,800	9,855,300
Ross Stores Inc.	58,000	2,811,260
Target Corp.	85,800	6,749,028
Tiffany & Co.	26,600	2,054,052
		21,469,640
Semiconductors & Semiconductor Equipment 1.5%
Linear Technology Corp.	137,100	5,531,985
Texas Instruments Inc.	315,800	15,638,416
		21,170,401
Software & Services 2.7%
Accenture PLC, A	158,500	15,574,210
Microsoft Corp.	524,500	23,214,370
		38,788,580
Technology Hardware & Equipment 0.8%
[a]Knowles Corp.	285,500	5,261,765
QUALCOMM Inc.	114,500	6,152,085
		11,413,850
Trading Companies & Distributors 0.4%
W.W. Grainger Inc.	26,100	5,611,761

Transportation 0.2%
United Parcel Service Inc., B	28,500	2,812,665

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
Total Common Stocks (Cost $908,074,840)		1,400,473,152

Short Term Investments (Cost $24,104,379) 1.6%
Money Market Funds 1.6%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	24,104,379	24,104,379
Total Investments (Cost $932,179,219) 99.9%		1,424,577,531
Other Assets, less Liabilities 0.1%		776,203
Net Assets 100.0%		$1,425,353,734

a Non-income producing.
b Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited)

Franklin Small Cap Value VIP Fund	Shares	Value
Common Stocks 90.1%
Aerospace & Defense 1.6%
AAR Corp.	1,073,700	$20,368,089

Automobiles & Components 4.5%
Drew Industries Inc.	321,000	17,529,810
Gentex Corp.	963,600	14,935,800
Thor Industries Inc.	317,800	16,462,040
Winnebago Industries Inc.	344,700	6,601,005
		55,528,655
Banks 4.1%
Chemical Financial Corp.	427,554	13,831,372
EverBank Financial Corp.	1,394,900	26,921,570
Lakeland Financial Corp.	7,894	356,414
Peoples Bancorp Inc.	257,000	5,343,030
TrustCo Bank Corp. NY	684,300	3,996,312
		50,448,698
Building Products 5.0%
[a]Gibraltar Industries Inc.	842,300	15,456,205
Griffon Corp.	157,600	2,485,352
Simpson Manufacturing Co. Inc.	433,400	14,514,566
Universal Forest Products Inc.	504,700	29,111,096
		61,567,219
Commercial & Professional Services 3.1%
[a]Huron Consulting Group Inc.	140,300	8,772,959
McGrath RentCorp	615,018	16,414,830
MSA Safety Inc.	344,113	13,754,197
		38,941,986
Construction & Engineering 3.4%
EMCOR Group Inc.	550,100	24,341,925
Granite Construction Inc.	593,200	17,600,244
		41,942,169
Consumer Durables & Apparel 7.0%
[a]BRP Inc. (Canada)	824,200	15,641,977
Brunswick Corp.	205,700	9,850,973
[a]Crocs Inc.	1,087,900	14,061,108
[a]Helen of Troy Ltd.	21,800	1,946,740
Hooker Furniture Corp.	445,000	10,475,300
La-Z-Boy Inc.	926,200	24,599,872
[a]M/I Homes Inc.	435,900	10,278,522
		86,854,492
Electrical Equipment 3.6%
EnerSys	254,210	13,620,572
Franklin Electric Co. Inc.	325,864	8,873,277
Regal Beloit Corp.	397,000	22,410,650
		44,904,499
Energy 3.3%
Bristow Group Inc.	286,300	7,489,608
Energen Corp.	220,000	10,969,200
[a]Helix Energy Solutions Group Inc.	495,600	2,373,924
Hunting PLC (United Kingdom)	1,129,400	6,847,112
[a]Oil States International Inc.	227,200	5,936,736
[a]Unit Corp.	709,900	7,993,474
		41,610,054
Food, Beverage & Tobacco 3.4%
GrainCorp Ltd. (Australia)	1,725,000	10,955,195

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Maple Leaf Foods Inc. (Canada)	1,861,000	30,729,550
		41,684,745
Health Care Equipment & Services 6.2%
Hill-Rom Holdings Inc.	344,000	17,884,560
Invacare Corp.	382,000	5,527,540
STERIS Corp.	410,900	26,696,173
Teleflex Inc.	211,800	26,307,678
		76,415,951
Industrial Conglomerates 2.2%
Carlisle Cos. Inc.	308,900	26,991,682

Insurance 10.7%
Arthur J. Gallagher & Co.	168,200	6,943,296
Aspen Insurance Holdings Ltd.	538,700	25,033,389
Endurance Specialty Holdings Ltd.	116,300	7,097,789
The Hanover Insurance Group Inc.	282,000	21,911,400
HCC Insurance Holdings Inc.	188,200	14,579,854
Old Republic International Corp.	1,075,900	16,827,076
StanCorp Financial Group Inc.	225,900	25,797,780
Validus Holdings Ltd.	317,800	14,323,246
		132,513,830
Machinery 5.8%
Astec Industries Inc.	566,600	18,986,766
Hillenbrand Inc.	365,500	9,506,655
Kennametal Inc.	12,100	301,169
[b]Lindsay Corp.	132,800	9,002,512
Mueller Industries Inc.	712,200	21,066,876
[a]Wabash National Corp.	920,700	9,750,213
Watts Water Technologies Inc., A	55,000	2,905,100
		71,519,291
Materials 9.1%
A. Schulman Inc.	436,866	14,185,039
Allegheny Technologies Inc.	32,900	466,522
AptarGroup Inc.	65,000	4,287,400
Axiall Corp.	1,113,500	17,470,815
Carpenter Technology Corp.	330,500	9,838,985
H.B. Fuller Co.	407,840	13,842,090
Minerals Technologies Inc.	272,400	13,118,784
RPM International Inc.	159,300	6,673,077
Sensient Technologies Corp.	406,800	24,936,840
Stepan Co.	186,500	7,760,265
		112,579,817
Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Gerresheimer AG (Germany)	336,000	24,500,698

Real Estate 2.1%
LTC Properties Inc.	617,600	26,352,992

Retailing 6.6%
Caleres Inc.	378,500	11,555,605
The Cato Corp., A	362,900	12,349,487
[a]Genesco Inc.	163,308	9,319,988
Group 1 Automotive Inc.	76,800	6,539,520
The Men's Wearhouse Inc.	385,600	16,395,712
[a]The Pep Boys - Manny, Moe & Jack	1,710,000	20,844,900
[a]West Marine Inc.	610,700	5,361,946
		82,367,158
Semiconductors & Semiconductor Equipment 1.4%
Cohu Inc.	736,000	7,256,960

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
MKS Instruments Inc.	311,800	10,454,654
		17,711,614
Technology Hardware & Equipment 1.9%
Ingram Micro Inc., A	507,100	13,813,404
[a]Rofin-Sinar Technologies Inc.	388,900	10,084,177
		23,897,581
Utilities 3.1%
IDACORP Inc.	212,689	13,763,105
The Laclede Group Inc.	444,009	24,211,811
		37,974,916
Total Common Stocks (Cost $904,797,389)		1,116,676,136
	Principal Amount
Corporate Bonds (Cost $7,695,574) 0.5%
Energy 0.5%
Unit Corp., senior sub. note, 6.625%, 5/15/21	$7,944,000	6,553,800

Total Investments before Short Term Investments (Cost $912,492,963)		1,123,229,936

Short Term Investments 9.9%
	Shares
Money Market Funds (Cost $114,033,696) 9.2%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	114,033,696	114,033,696
Investments from Cash Collateral Received for Loaned Securities 0.7%
Money Market Funds (Cost $3,750,000) 0.3%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	3,750,000	3,750,000
	Principal Amount
Repurchase Agreements 0.4%
[d]Joint Repurchase Agreement, 0.09%, 10/01/15 (Maturity Value $1,060,884)	$1,060,881	1,060,881
RBS Securities Inc.
Collateralized by U.S. Treasury Bonds, 3.625%, 2/15/44; and U.S. Treasury Notes,
0.089% - 3.625%, 1/31/16 - 6/30/21 (valued at $1,082,102)
[d]Joint Repurchase Agreement, 0.10%, 10/01/15 (Maturity Value $2,176,360)	2,176,354	2,176,354
Barclays Capital Inc.
Collateralized by U.S. Treasury Notes, 1.125%, 6/15/18; and U.S. Treasury Strips,
10/15/15 - 8/15/45 (valued at $2,219,881)
[d]Joint Repurchase Agreement, 0.12%, 10/01/15 (Maturity Value $2,176,361)	2,176,354	2,176,354
Merrill Lynch, Pierce, Fenner & Smith Inc.
Collateralized by U.S. Treasury Notes, 0.875% - 2.375%, 4/15/17 - 8/15/24 (valued at $2,219,881)
Total Repurchase Agreements (Cost $5,413,589)		5,413,589
Total Investments from Cash Collateral Received for Loaned Securities (Cost $9,163,589)		9,163,589
Total Investments (Cost $1,035,690,248) 100.5%		1,246,427,221
Other Assets, less Liabilities (0.5)%		(6,135,960)
Net Assets 100.0%		$1,240,291,261

a Non-income producing.
b A portion or all of the security is on loan at September 30, 2015.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2015, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited)

Franklin Small-Mid Cap Growth VIP Fund	Shares	Value
Common Stocks 98.4%
Consumer Discretionary 21.0%
[a]2U Inc.	150,800	$5,413,720
Advance Auto Parts Inc.	21,200	4,018,037
BorgWarner Inc.	98,900	4,113,251
[a]Buffalo Wild Wings Inc.	27,100	5,241,953
[a,b]Charter Communications Inc., A	29,900	5,257,915
[a]Chipotle Mexican Grill Inc.	13,400	9,651,350
Dick's Sporting Goods Inc.	127,200	6,310,392
[a]Dollar Tree Inc.	87,700	5,846,082
[a]Global Eagle Entertainment Inc.	299,100	3,433,668
[a]Grand Canyon Education Inc.	110,500	4,197,895
Hanesbrands Inc.	224,000	6,482,560
Harman International Industries Inc.	52,000	4,991,480
[a]IMAX Corp. (Canada)	100,400	3,392,516
[a]Jarden Corp.	170,050	8,312,044
KB Home	105,900	1,434,945
L Brands Inc.	85,300	7,688,089
Marriott International Inc., A	106,900	7,290,580
Nordstrom Inc.	82,200	5,894,562
Polaris Industries Inc.	35,000	4,195,450
[a]Tenneco Inc.	63,600	2,847,372
Tiffany & Co.	40,900	3,158,298
Tractor Supply Co.	73,200	6,172,224
[a]Under Armour Inc., A	65,676	6,356,123
[a,b]Zoe's Kitchen Inc.	105,300	4,158,297
		125,858,803
Consumer Staples 4.9%
Constellation Brands Inc., A	73,200	9,165,372
[a,b]Freshpet Inc.	191,700	2,012,850
[a]Monster Beverage Corp.	66,200	8,946,268
[a]TreeHouse Foods Inc.	65,600	5,103,024
[a]WhiteWave Foods Co., A	100,400	4,031,060
		29,258,574
Energy 3.6%
Cabot Oil & Gas Corp., A	277,800	6,072,708
[a]Concho Resources Inc.	62,200	6,114,260
[a]Diamondback Energy Inc.	75,000	4,845,000
EQT Corp.	69,700	4,514,469
		21,546,437
Financials 7.9%
[a]Affiliated Managers Group Inc.	42,800	7,318,372
Arthur J. Gallagher & Co.	105,200	4,342,656
Equinix Inc.	23,683	6,474,932
Intercontinental Exchange Inc.	40,408	9,495,476
Jones Lang LaSalle Inc.	18,200	2,616,614
Lazard Ltd., A	143,400	6,209,220
[a]Signature Bank	63,300	8,707,548
T. Rowe Price Group Inc.	34,700	2,411,650
		47,576,468
Health Care 19.4%
[a,b]Aduro Biotech Inc.	16,000	309,920
[a]Akorn Inc.	53,000	1,510,765
[a,b]Axovant Sciences Ltd.	36,800	475,456
[a]BioMarin Pharmaceutical Inc.	28,200	2,970,024
[a]Bluebird Bio Inc.	8,253	706,044
[a]Celldex Therapeutics Inc.	137,000	1,443,980
[a]Cerner Corp.	94,900	5,690,204
[a,b]Chiasma Inc.	52,200	1,037,736
The Cooper Cos. Inc.	43,700	6,505,182

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
[a]DaVita HealthCare Partners Inc.	79,400	5,743,002
DENTSPLY International Inc.	75,100	3,797,807
[a]DexCom Inc.	50,200	4,310,172
[a]Edwards Lifesciences Corp.	47,100	6,696,207
[a]Envision Healthcare Holdings Inc.	181,400	6,673,706
[a,b]Heron Therapeutics Inc.	83,742	2,043,305
[a]Hologic Inc.	195,600	7,653,828
[a]Horizon Pharma PLC	124,500	2,467,590
[a]Impax Laboratories Inc.	208,400	7,337,764
[a]Incyte Corp.	35,800	3,949,814
[a]Inovalon Holdings Inc., A	13,772	286,871
[a]Insulet Corp.	60,985	1,580,121
[a]Karyopharm Therapeutics Inc.	37,413	393,959
[a]Mallinckrodt PLC	61,000	3,900,340
[a]Mettler-Toledo International Inc.	18,600	5,296,164
[c]NantKwest Inc.	19,100	196,998
[a,b]NantKwest Inc.	11,700	134,082
[a]Nevro Corp.	68,100	3,159,159
[a]Penumbra Inc.	19,400	777,940
Perrigo Co. PLC	53,485	8,411,586
[a]Pfenex Inc.	110,300	1,655,603
[a]Puma Biotechnology Inc.	14,725	1,109,676
[a]Quintiles Transnational Holdings Inc.	124,200	8,640,594
[a,b]Revance Therapeutics Inc.	109,200	3,249,792
St. Jude Medical Inc.	76,200	4,807,458
[a]Tandem Diabetes Care Inc.	142,000	1,251,020
		116,173,869
Industrials 17.9%
Acuity Brands Inc.	25,400	4,459,732
[a]The Advisory Board Co.	108,600	4,945,644
Allegiant Travel Co.	14,692	3,177,145
AMETEK Inc.	186,100	9,736,752
B/E Aerospace Inc.	118,600	5,206,540
[a]DigitalGlobe Inc.	208,700	3,969,474
Dun & Bradstreet Corp.	3,100	325,500
Flowserve Corp.	96,600	3,974,124
[a]Genesee & Wyoming Inc.	112,200	6,628,776
[a]HD Supply Holdings Inc.	208,700	5,972,994
Hexcel Corp.	133,200	5,975,352
[a]IHS Inc., A	53,400	6,194,400
J.B. Hunt Transport Services Inc.	46,000	3,284,400
Kansas City Southern	43,200	3,926,016
Robert Half International Inc.	153,500	7,853,060
Roper Technologies Inc.	59,370	9,303,279
[a]Sensata Technologies Holding NV	68,400	3,032,856
[a]Spirit Airlines Inc.	97,300	4,602,290
Towers Watson & Co.	66,400	7,794,032
[a]WABCO Holdings Inc.	62,200	6,520,426
		106,882,792
Information Technology 20.9%
[a]Alliance Data Systems Corp.	9,900	2,563,902
[a]ANSYS Inc.	41,300	3,640,182
[a]Bottomline Technologies Inc.	103,900	2,598,539
Cognex Corp.	176,900	6,080,053
[a]CoStar Group Inc.	39,100	6,766,646
[a]Demandware Inc.	48,500	2,506,480
[a]Electronic Arts Inc.	146,300	9,911,825
Fidelity National Information Services Inc.	77,200	5,178,576
[a]FleetCor Technologies Inc.	43,400	5,972,708
[a]Fortinet Inc.	57,500	2,442,600
[a]Freescale Semiconductor Ltd.	128,000	4,682,240
[a]GoDaddy Inc., A	104,200	2,626,882
[a]HomeAway Inc.	141,000	3,742,140
Intersil Corp., A	383,800	4,490,460

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
Lam Research Corp.	41,300	2,698,129
[a]LinkedIn Corp., A	30,100	5,722,913
[a]Lumentum Holdings Inc.	69,180	1,172,601
[a]NetSuite Inc.	30,800	2,584,120
[a]NXP Semiconductors NV (Netherlands)	121,900	10,613,833
[a]Palo Alto Networks Inc.	11,800	2,029,600
[a]Pandora Media Inc.	129,200	2,757,128
[a]Red Hat Inc.	78,700	5,656,956
[a]ServiceNow Inc.	65,500	4,548,975
[a]Twitter Inc.	144,900	3,903,606
[a]Vantiv Inc., A	117,500	5,278,100
[a]VeriFone Systems Inc.	146,700	4,067,991
[a]ViaSat Inc.	103,700	6,666,873
[a]Viavi Solutions Inc.	346,200	1,859,094
[a]Workday Inc.	34,100	2,348,126
		125,111,278
Materials 2.8%
[a]Axalta Coating Systems Ltd.	271,200	6,872,208
H.B. Fuller Co.	88,513	3,004,131
Martin Marietta Materials Inc.	44,600	6,776,970
		16,653,309
Total Common Stocks (Cost $448,017,925)		589,061,530
Preferred Stocks 0.5%
Consumer Discretionary 0.5%
[a,d]DraftKings Inc., pfd., D	115,528	622,221
[a,d]DraftKings Inc., pfd., D-1	284,105	2,177,781
Total Preferred Stocks (Cost $2,800,002)		2,800,002
Total Investments before Short Term Investments (Cost $450,817,927)		591,861,532

Short Term Investments 3.6%
Money Market Funds (Cost $8,103,144) 1.4%
[a,e]Institutional Fiduciary Trust Money Market Portfolio	8,103,144	8,103,144
Investments from Cash Collateral Received for Loaned Securities (Cost
$13,400,075) 2.2%
Money Market Funds 2.2%
[a,e]Institutional Fiduciary Trust Money Market Portfolio	13,400,075	13,400,075

Total Investments (Cost $472,321,146) 102.5%		613,364,751
Other Assets, less Liabilities (2.5)%		(15,094,575)
Net Assets 100.0%		$598,270,176

a Non-income producing.
b A portion or all of the security is on loan at September 30, 2015.
c Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2015, the value of this security was $196,998, representing
0.03% of net assets.
d See Note 7 regarding restricted securities.
e Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited)

Franklin Strategic Income VIP Fund	Country	Shares/Units		Value
Common Stocks 2.2%
Consumer Services 0.7%
[a,b,c]Turtle Bay Resort	United States	1,901,449		$5,466,665
Diversified Financials 1.5%
iShares iBoxx High Yield Corporate Bond ETF	United States	140,000		11,660,600
Materials 0.0%†
[a]Verso Corp.	United States	9,431		1,132
Transportation 0.0%†
[a]CEVA Holdings LLC	United Kingdom	224		134,568
Total Common Stocks (Cost $14,725,637)				17,262,965
Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6		4,950
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	486		291,306
Total Convertible Preferred Stocks (Cost $731,856)				296,256
		Principal Amount*
Corporate Bonds 39.4%
Automobiles & Components 0.8%
[d]Avis Budget Finance PLC, senior note, 144A, 6.00%, 3/01/21	United States	1,000,000	EUR	1,138,657
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	3,500,000		3,265,937
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	2,000,000		2,102,500
				6,507,094
Banks 3.5%
Bank of America Corp.,
[e] junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	800,000		782,000
[e] junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	2,000,000		2,092,500
senior note, 5.65%, 5/01/18	United States	1,500,000		1,637,217
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	1,000,000		1,050,000
5.00%, 8/15/22	United States	2,500,000		2,503,125
Citigroup Inc.,
[e] junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	700,000		674,380
[e] junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	1,000,000		983,750
senior note, 3.875%, 10/25/23	United States	3,000,000		3,099,969
sub. bond, 5.50%, 9/13/25	United States	500,000		546,884
sub. note, 4.05%, 7/30/22	United States	300,000		306,314
JPMorgan Chase & Co.,
[e] junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	1,500,000		1,480,313
[e] junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	200,000		194,750
[e] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	500,000		497,375
senior note, 4.25%, 10/15/20	United States	1,000,000		1,072,709
sub. note, 3.375%, 5/01/23	United States	1,000,000		978,887
sub. note, 3.875%, 9/10/24	United States	1,000,000		992,690
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	700,000		758,625
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	1,500,000	EUR	1,870,401
Wells Fargo & Co.,
[e] junior sub. bond, 5.875% to 6/15/25, FRN thereafter, Perpetual	United States	2,500,000		2,571,875
[e] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	2,500,000		2,506,250
senior note, 2.60%, 7/22/20	United States	700,000		707,589
				27,307,603
Capital Goods 0.8%
[d]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	500,000		278,750
[d]Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada	3,400,000		2,567,000
[d]KM Germany Holdings GmbH, senior secured note, first lien, 144A, 8.75%, 12/15/20	Germany	800,000	EUR	957,869
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	1,400,000		1,128,750
Terex Corp., senior note, 6.00%, 5/15/21	United States	200,000		194,500
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	500,000		472,425

Quarterly Statement of Investments | See Notes to Statements of Investements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

[d] senior sub. bond, 144A, 6.50%, 5/15/25	United States	200,000		188,750
senior sub. note, 6.00%, 7/15/22	United States	400,000		375,000
				6,163,044
Consumer Durables & Apparel 0.6%
KB Home, senior note,
4.75%, 5/15/19	United States	1,000,000		966,250
7.00%, 12/15/21	United States	1,200,000		1,209,000
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	300,000		308,250
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	1,100,000		1,166,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	1,400,000		1,151,500
				4,801,000
Consumer Services 1.9%
[d]1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	2,000,000		2,035,000
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	1,100,000		1,078,220
[f]Caesars Entertainment Operating Co. Inc., senior secured note, first lien, 11.25%,
6/01/17	United States	2,500,000		2,012,500
[d,g]Financiere Quick SAS, 144A, FRN, 7.451%, 10/15/19	France	1,200,000	EUR	1,079,698
[d,f]Fontainebleau Las Vegas, senior secured bond, first lien, 144A, 11.00%, 6/15/15	United States	2,500,000		313
[d]International Game Technology PLC, senior secured bond, 144A, 6.50%, 2/15/25	United States	3,500,000		3,176,250
Marriott International Inc., senior bond, 3.75%, 10/01/25	United States	3,000,000		2,988,111
MGM Resorts International, senior note,
6.75%, 10/01/20	United States	200,000		207,500
6.625%, 12/15/21	United States	500,000		515,000
[d]Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	200,000		172,250
[d]Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	1,300,000		1,134,250
				14,399,092
Diversified Financials 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note,
4.25%, 7/01/20	Netherlands	1,300,000		1,306,500
5.00%, 10/01/21	Netherlands	1,100,000		1,124,062
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	3,500,000		3,375,050
E*TRADE Financial Corp., senior note,
5.375%, 11/15/22	United States	700,000		743,750
4.625%, 9/15/23	United States	800,000		810,000
[e]The Goldman Sachs Group Inc., junior sub. bond, M, 5.375% to 5/10/20, FRN
thereafter, Perpetual	United States	3,000,000		2,936,250
Morgan Stanley,
[e] junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	2,500,000		2,465,625
sub. bond, 3.95%, 4/23/27	United States	1,000,000		965,747
Navient Corp., senior note,
8.45%, 6/15/18	United States	1,000,000		1,030,620
5.50%, 1/15/19	United States	1,500,000		1,397,812
5.875%, 3/25/21	United States	700,000		590,188
6.125%, 3/25/24	United States	500,000		401,250
[d]Neuberger Berman Group LLC/Finance Corp., senior note, 144A, 5.875%, 3/15/22	United States	1,000,000		1,060,000
				18,206,854
Energy 5.6%
Access Midstream Partner LP/ACMP Finance Corp., senior note, 6.125%, 7/15/22	United States	600,000		606,575
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%, 4/15/22	United States	2,300,000		833,750
California Resources Corp.,
senior bond, 6.00%, 11/15/24	United States	1,500,000		905,625
senior note, 5.50%, 9/15/21	United States	800,000		492,000
CGG SA, senior note,
7.75%, 5/15/17	France	159,000		124,815
6.50%, 6/01/21	France	1,800,000		1,038,600
6.875%, 1/15/22	France	200,000		112,250
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	260,000		101,400
senior secured note, first lien, 9.25%, 10/15/20	Canada	2,205,000		1,245,825
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	200,000		149,624

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
6.125%, 2/15/21	United States	1,500,000	1,052,813
5.75%, 3/15/23	United States	1,000,000	657,187
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	1,800,000	1,532,250
CONSOL Energy Inc., senior note,
5.875%, 4/15/22	United States	2,500,000	1,693,750
[d] 144A, 8.00%, 4/01/23	United States	500,000	359,700
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	2,500,000	2,531,250
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	1,000,000	1,003,965
Energy XXI Gulf Coast Inc.,
senior note, 9.25%, 12/15/17	United States	1,500,000	322,500
senior note, 6.875%, 3/15/24	United States	1,000,000	172,500
[d] senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	700,000	332,500
[d]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	1,500,000	937,500
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., senior note, 6.875%, 2/15/23	United States	672,000	596,232
[d]Gaz Capital SA, (OJSC Gazprom), loan participation,
senior bond, 144A, 6.51%, 3/07/22	Russia	500,000	496,125
senior note, 144A, 5.092%, 11/29/15	Russia	1,500,000	1,509,420
senior note, 144A, 3.85%, 2/06/20	Russia	1,500,000	1,382,812
Halcon Resources Corp.,
senior note, 8.875%, 5/15/21	United States	1,400,000	427,000
[d] senior secured note, third lien, 144A, 13.00%, 2/15/22	United States	910,000	588,088
[d]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	2,000,000	2,117,652
Kinder Morgan Inc., senior note, 6.50%, 9/15/20	United States	1,500,000	1,662,802
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	United States	2,000,000	545,000
7.75%, 2/01/21	United States	1,200,000	282,000
6.50%, 9/15/21	United States	200,000	42,500
[d]LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23	Russia	3,500,000	3,128,125
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	2,000,000	1,850,000
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	1,500,000	307,500
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22	United States	1,300,000	1,027,000
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	1,000,000	1,028,000
Peabody Energy Corp.,
[d] second lien, 144A, 10.00%, 3/15/22	United States	1,100,000	419,375
senior note, 6.50%, 9/15/20	United States	1,400,000	297,500
senior note, 6.25%, 11/15/21	United States	1,000,000	210,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	1,500,000	386,250
[d,f,g]Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	900,000	337,500
Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
5.875%, 3/01/22	United States	200,000	205,273
5.00%, 10/01/22	United States	500,000	489,035
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	2,000,000	1,865,000
first lien, 5.625%, 4/15/23	United States	900,000	812,250
senior secured note, first lien, 5.75%, 5/15/24	United States	300,000	268,500
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	1,700,000	1,266,500
6.125%, 1/15/23	United States	600,000	405,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	2,000,000	905,000
Williams Partners LP, senior bond, 4.00%, 9/15/25	United States	1,500,000	1,302,301
WPX Energy Inc., senior note, 8.25%, 8/01/23	United States	1,000,000	910,000
			43,276,119
Food & Staples Retailing 0.7%
[d]Cencosud SA, senior note, 144A,
4.875%, 1/20/23	Chile	1,500,000	1,442,033
5.15%, 2/12/25	Chile	1,500,000	1,444,432
Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	2,500,000	2,494,450
			5,380,915
Food, Beverage & Tobacco 1.1%
Constellation Brands Inc., senior note, 4.25%, 5/01/23	United States	1,000,000	998,750
[d]JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	United States	2,500,000	2,618,750
7.25%, 6/01/21	United States	300,000	312,750

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

5.75%, 6/15/25	United States	500,000		460,000
[d]Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	United States	1,700,000		1,704,250
6.00%, 12/15/22	United States	500,000		480,625
7.75%, 3/15/24	United States	1,000,000		1,027,500
[d]Smithfield Foods Inc., senior note, 144A, 5.875%, 8/01/21	United States	600,000		621,750
				8,224,375
Health Care Equipment & Services 2.0%
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	800,000		816,000
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	1,500,000		1,564,687
senior note, 6.875%, 2/01/22	United States	400,000		409,484
senior secured note, first lien, 5.125%, 8/15/18	United States	600,000		615,000
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	United States	500,000		491,938
senior bond, 5.00%, 5/01/25	United States	900,000		866,250
senior note, 5.75%, 8/15/22	United States	1,500,000		1,565,625
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	1,500,000		1,560,000
senior note, 7.50%, 2/15/22	United States	1,000,000		1,132,500
senior secured bond, first lien, 5.875%, 3/15/22	United States	1,000,000		1,075,000
senior secured bond, first lien, 5.25%, 4/15/25	United States	600,000		613,500
[d]Hologic Inc., senior note, 144A, 5.25%, 7/15/22	United States	1,000,000		1,012,500
Omnicare Inc., senior note, 4.75%, 12/01/22	United States	700,000		759,500
Tenet Healthcare Corp., senior note,
5.00%, 3/01/19	United States	500,000		485,625
5.50%, 3/01/19	United States	1,200,000		1,192,500
8.125%, 4/01/22	United States	1,000,000		1,065,400
6.75%, 6/15/23	United States	300,000		298,500
				15,524,009
Insurance 0.9%
MetLife Inc., junior sub. note,
[e] 5.25% to 6/15/20, FRN thereafter, Perpetual	United States	1,200,000		1,194,000
6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	1,500,000		1,638,750
[d]Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN thereafter,
10/16/44	Japan	3,500,000		3,632,195
Prudential Financial Inc., 3.50%, 5/15/24	United States	800,000		806,131
				7,271,076
Materials 5.0%
ArcelorMittal, senior note,
6.25%, 3/01/21	Luxembourg	3,000,000		2,711,250
6.125%, 6/01/25	Luxembourg	300,000		243,375
[d]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
7.00%, 11/15/20	Luxembourg	105,882		106,412
6.75%, 1/31/21	Luxembourg	200,000		203,875
6.00%, 6/30/21	Luxembourg	1,300,000		1,248,000
[d]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	1,500,000		1,185,000
[d,h]Blue Cube Spinco Inc., senior bond, 144A, 10.00%, 10/15/25	United States	1,200,000		1,252,500
[d]Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	1,000,000		928,125
[d]Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	1,500,000		1,359,375
secured note, 144A, 5.875%, 3/25/19	Mexico	1,000,000		989,375
[d]Ceramtec Group GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	1,400,000	EUR	1,695,830
[d]The Chemours Co.,
senior bond, 144A, 7.00%, 5/15/25	United States	500,000		330,000
senior note, 144A, 6.625%, 5/15/23	United States	2,000,000		1,350,000
[d]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	1,400,000		945,000
7.00%, 2/15/21	Canada	1,725,000		1,125,563
[d]FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	Australia	3,200,000		2,972,000
Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	2,500,000		1,875,000
[d]Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21	Switzerland	1,500,000		1,245,631
[d]Glencore Funding LLC, senior note, 144A,
4.125%, 5/30/23	Switzerland	1,100,000		866,913

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
4.625%, 4/29/24	Switzerland	500,000		385,000
[d]INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	3,000,000		2,910,000
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	1,600,000		1,548,320
[d]Owens-Brockway Glass Container Inc., senior note, 144A,
5.00%, 1/15/22	United States	1,400,000		1,335,250
5.875%, 8/15/23	United States	700,000		707,000
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	700,000		708,750
senior note, 8.50%, 5/15/18	United States	1,000,000		1,009,375
senior note, 8.25%, 2/15/21	United States	1,000,000		1,002,500
senior secured note, first lien, 7.125%, 4/15/19	United States	800,000		814,500
[d]Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	1,000,000		982,500
senior bond, 144A, 5.50%, 9/15/25	United States	400,000		407,000
senior note, 144A, 4.875%, 12/01/22	United States	1,000,000		992,500
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	1,000,000		919,375
senior note, 5.125%, 10/01/21	United States	1,000,000		952,500
[d]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, 144A, 5.75%, 2/01/21	United States	1,000,000	EUR	1,140,054
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	451,000		85,690
				38,533,538
Media 3.8%
21st Century Fox America Inc., senior note, 3.00%, 9/15/22	United States	500,000		493,581
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond,
5.25%, 9/30/22	United States	2,700,000		2,538,000
[d] 144A, 5.375%, 5/01/25	United States	900,000		822,375
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	1,000,000		1,007,500
senior sub. note, 7.625%, 3/15/20	United States	200,000		200,250
senior sub. note, 7.625%, 3/15/20	United States	500,000		503,125
CSC Holdings LLC, senior note,
6.75%, 11/15/21	United States	2,500,000		2,243,750
5.25%, 6/01/24	United States	200,000		158,250
DISH DBS Corp., senior note,
7.125%, 2/01/16	United States	2,000,000		2,017,500
6.75%, 6/01/21	United States	500,000		478,750
5.875%, 7/15/22	United States	500,000		442,500
5.875%, 11/15/24	United States	500,000		426,250
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	1,000,000		1,052,500
[d] senior bond, 144A, 5.50%, 9/15/24	United States	300,000		292,500
senior note, 5.125%, 7/15/20	United States	1,000,000		1,020,000
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	2,400,000		2,010,000
senior secured note, first lien, 9.00%, 9/15/22	United States	700,000		576,625
[d]Sirius XM Radio Inc., senior bond, 144A,
6.00%, 7/15/24	United States	1,700,000		1,712,750
5.375%, 4/15/25	United States	800,000		766,000
Time Warner Cable Inc., senior note, 4.00%, 9/01/21	United States	1,300,000		1,327,778
[d]Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, senior secured note,
first lien, 144A, 5.625%, 4/15/23	Germany	720,000	EUR	845,484
[d]Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	1,700,000		1,677,688
[d]Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	3,000,000		2,820,000
[d]Videotron Ltd., senior bond, 144A, 5.375%, 6/15/24	Canada	800,000		790,000
[d]Virgin Media Finance PLC, senior bond, 144A, 6.375%, 10/15/24	United Kingdom	900,000	GBP	1,359,324
[d]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	1,900,000		1,853,687
				29,436,167
Pharmaceuticals, Biotechnology & Life Sciences 2.8%
AbbVie Inc., senior note, 3.60%, 5/14/25	United States	2,500,000		2,474,257
Actavis Funding SCS, senior bond, 3.80%, 3/15/25	United States	2,500,000		2,423,303
[d]Baxalta Inc., senior note, 144A, 4.00%, 6/23/25	United States	2,500,000		2,509,812
Biogen Inc., senior note, 3.625%, 9/15/22	United States	1,500,000		1,514,310

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
[d]Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	1,200,000		1,177,500
senior note, 144A, 6.00%, 7/15/23	United States	700,000		694,750
Gilead Sciences Inc., senior bond, 3.65%, 3/01/26	United States	3,000,000		3,013,989
Grifols Worldwide Operations Ltd., senior note, 5.25%, 4/01/22	United States	700,000		696,500
[d]Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A,
6.375%, 8/01/23	United States	1,000,000		975,000
[d]Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	300,000		288,120
senior note, 144A, 7.50%, 7/15/21	United States	600,000		619,500
senior note, 144A, 5.50%, 3/01/23	United States	400,000		380,000
[d]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	2,400,000		2,392,500
Zoetis Inc., senior bond, 3.25%, 2/01/23	United States	2,500,000		2,405,335
				21,564,876
Real Estate 0.3%
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	2,500,000		2,457,750
Retailing 0.7%
[d]Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	700,000		709,625
[d]Dollar Tree Inc., senior note, 144A, 5.75%, 3/01/23	United States	900,000		938,250
[d]Edcon Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	1,800,000	EUR	1,201,463
[d]Netflix Inc., senior bond, 144A, 5.875%, 2/15/25	United States	2,300,000		2,374,750
				5,224,088
Software & Services 0.9%
[d]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	2,500,000		2,029,687
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	300,000		341,625
[d] senior secured bond, second lien, 144A, 8.25%, 1/15/21	United States	3,000,000		3,123,750
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	1,100,000		1,168,063
				6,663,125
Technology Hardware & Equipment 0.3%
[d]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	913,000		962,074
[d,i]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	200,000		205,750
[d]CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	900,000		865,692
				2,033,516
Telecommunication Services 3.3%
AT&T Inc., senior bond, 3.40%, 5/15/25	United States	1,900,000		1,817,986
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	200,000		174,500
[d] senior bond, 144A, 5.625%, 4/01/25	United States	900,000		723,375
senior note, 6.00%, 4/01/17	United States	500,000		515,625
senior note, 6.45%, 6/15/21	United States	500,000		462,500
[d]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	1,200,000		1,112,250
[d]Digicel Ltd., senior note, 144A,
6.00%, 4/15/21	Bermuda	1,000,000		910,000
6.75%, 3/01/23	Bermuda	300,000		270,386
Frontier Communications Corp., senior bond,
8.75%, 4/15/22	United States	200,000		179,106
7.625%, 4/15/24	United States	300,000		252,000
7.875%, 1/15/27	United States	400,000		330,000
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	1,600,000		1,256,000
senior note, 7.25%, 10/15/20	Luxembourg	1,000,000		921,250
senior note, 7.50%, 4/01/21	Luxembourg	1,000,000		926,250
[d]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	2,000,000		1,972,500
[d]Play Finance 2 SA, senior secured note, 144A, 5.25%, 2/01/19	Poland	800,000	EUR	910,925
Sprint Communications Inc., senior note,
8.375%, 8/15/17	United States	1,200,000		1,199,388
6.00%, 11/15/22	United States	500,000		377,500
[d] 144A, 9.00%, 11/15/18	United States	1,500,000		1,578,750
[d] 144A, 7.00%, 3/01/20	United States	800,000		804,000
Sprint Corp., senior bond, 7.875%, 9/15/23	United States	500,000		405,937
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	300,000		291,563

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

senior bond, 6.375%, 3/01/25	United States	1,300,000		1,244,750
senior note, 6.542%, 4/28/20	United States	1,400,000		1,426,250
senior note, 6.125%, 1/15/22	United States	200,000		193,500
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	2,000,000		2,210,070
[d]Wind Acquisition Finance SA, senior secured note, 144A,
4.00%, 7/15/20	Italy	1,200,000	EUR	1,328,666
7.00%, 4/23/21	Italy	1,500,000	EUR	1,676,374
				25,471,401
Transportation 0.7%
[d]Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	900,000		884,250
senior note, 144A, 9.75%, 5/01/20	United States	400,000		362,000
Hertz Corp., senior note,
6.75%, 4/15/19	United States	1,000,000		1,020,000
6.25%, 10/15/22	United States	1,500,000		1,511,250
[d]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	900,000		801,000
[d]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	1,100,000		1,025,200
				5,603,700
Utilities 1.4%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	1,200,000		1,126,500
senior note, 5.375%, 1/15/23	United States	1,300,000		1,218,750
[d,e]EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	3,000,000		2,889,375
Exelon Corp., senior bond, 3.95%, 6/15/25	United States	1,800,000		1,821,094
[d]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	2,500,000		2,137,500
Sempra Energy, senior bond, 3.55%, 6/15/24	United States	700,000		706,051
[d,f]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	3,000,000		1,170,000
				11,069,270
Total Corporate Bonds (Cost $341,371,921)				305,118,612
[g]Senior Floating Rate Interests 19.4%
Automobiles & Components 0.7%
Crowne Group LLC, Term Loan, 6.00%, 9/30/20	United States	933,063		931,897
FRAM Group Holdings Inc. (Autoparts Holdings),
Second Lien Term Loan, 11.00%, 1/29/18	United States	1,458,729		802,301
Term Loan, 7.00%, 7/29/17	United States	3,111,198		2,691,187
The Goodyear Tire & Rubber Co., Second Lien Loans, 3.75%, 4/30/19	United States	555,422		557,411
TI Group Automotive Systems LLC, Initial U.S. Term Loan, 4.50%, 6/25/22	United States	230,658		226,813
				5,209,609
Capital Goods 1.2%
Alfred Fueling Systems Inc. (Wayne Fueling),
First Lien Initial Term Loan, 4.75%, 6/18/21	United States	488,177		485,736
Second Lien Initial Term Loan, 8.50%, 6/20/22	United States	845,106		840,880
Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.50%, 10/09/20	United States	76,701		76,845
[j]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	168,645		139,704
Ventia Pty. Ltd., Term B Loans, 5.50%, 5/21/22	United States	53,956		54,091
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	United States	1,319,019		1,289,341
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	United States	2,416,567		2,283,655
Sensus USA Inc.,
First Lien Term Loan, 4.50%, 5/09/17	United States	1,306,065		1,302,799
Second Lien Term Loan, 8.50%, 5/09/18	United States	3,032,186		3,017,025
				9,490,076
Consumer Durables & Apparel 0.0%†
Jarden Corp., Tranche B1 Term Loan, 2.944%, 9/30/20	United States	380,937		382,246
Consumer Services 3.3%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/28/21	United States	291,276		275,256
Aristocrat Technologies Inc., First Lien Initial Term Loan, 4.75%, 10/20/21	United States	127,972		128,300
Boyd Gaming Corp., Term A Loan, 3.155%, 8/14/18	United States	264		264
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	4,039,970		3,777,372
Cannery Casino Resorts LLC,
Second Lien Term Loan, 11.00%, 10/02/19	United States	780,000		694,200
Term Loan, 7.00%, 10/02/18	United States	2,922,567		2,882,382

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	4,248,229	4,067,680
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20	United States	974,657	975,064
ROC Finance LLC, Funded Term B Loans, 5.00%, 6/20/19	United States	2,240,373	2,136,756
Seaworld Parks and Entertainment Inc., Term B-2 Loan, 3.00%, 5/14/20	United States	870,217	833,233
Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	1,362,604	851,627
Travelport Finance Luxembourg S.A.R.L., Initial Term Loan, 5.75%, 9/02/21	Luxembourg	2,341,775	2,338,658
[c,i]Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%, 6/30/16	United States	6,536,464	6,373,053
			25,333,845
Diversified Financials 0.1%
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	924,955	926,497
Energy 2.2%
Bowie Resource Holdings LLC,
[h] First Lien Initial Term Loan, 6.75%, 8/16/20	United States	2,888,638	2,830,865
Second Lien Initial Term Loan, 11.75%, 2/16/21	United States	480,257	445,438
Citgo Petroleum Corp., Term B Loan, 4.50%, 7/29/21	United States	222,329	220,939
Drillships Ocean Ventures Inc. and Drillships Ventures Projects Inc., Term Loan, 5.50%,
7/25/21	Marshall Islands	2,093,760	1,396,276
[h]Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	3,559,123	3,056,397
Foresight Energy LLC, Term Loans, 5.50%, 8/21/20	United States	1,372,000	1,262,240
[h]McDermott Finance LLC, Term Loan, 5.25%, 4/16/19	United States	200,887	199,381
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	1,236,056	1,225,240
OSG International Inc. (OIN), Initial Term Loan, 5.75%, 8/05/19	United States	2,007,095	2,004,586
[c]Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	1,722,320	1,232,894
UTEX Industries Inc., First Lien Initial Term Loan, 5.00%, 5/21/21	United States	3,103,283	2,676,582
Westmoreland Coal Co., Term Loan, 7.50%, 12/16/20	United States	512,928	447,530
			16,998,368
Food, Beverage & Tobacco 0.3%
AdvancePierre Foods Inc., Loans (Second Lien), 9.50%, 10/10/17	United States	1,805,558	1,813,457
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan, 8.75%, 7/03/21	United States	296,913	279,099
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21	United States	253,882	254,238
			2,346,794
Health Care Equipment & Services 1.1%
Carestream Health Inc., Second Lien Loan, 9.50%, 12/07/19	United States	662,437	632,628
Community Health Systems Inc., 2018 Term F Loans, 3.575%, 12/31/18	United States	1,979,103	1,980,164
Connolly LLC,
Initial Term Loan, 4.50%, 5/14/21	United States	2,627,697	2,626,877
Second Lien Initial Term Loan, 8.00%, 5/13/22	United States	253,793	253,793
Dialysis Newco Inc., Second Lien Term Loan B, 7.75%, 10/22/21	United States	267,300	269,973
Kinetic Concepts Inc., Dollar Term E-1 Loan, 4.50%, 5/04/18	United States	1,004,134	1,004,448
Millennium Health LLC, Tranche B Term Loan, 5.25%, 4/16/21	United States	952,838	302,526
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	1,641,740	1,631,972
			8,702,381
Household & Personal Products 0.7%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	5,368,713	4,872,107
Spectrum Brands Inc., Initial Term Loans, 3.75% - 5.25%, 6/23/22	United States	832,144	836,110
			5,708,217
Materials 3.3%
Appvion Inc., Term Loan, 5.75% - 6.75%, 6/28/19	United States	1,508,100	1,418,556
Atkore International Inc., Second Lien Initial Term Loan, 7.75%, 10/09/21	United States	219,800	203,040
[h]Berry Plastics Corp., Term F Loans, 5.25%, 9/28/22	United States	364,582	364,484
Caraustar Industries Inc.,
Term Loan B, 8.00%, 5/01/19	United States	2,032,052	2,032,052
Term Loan C, 8.00%, 5/01/19	United States	3,244,135	3,244,135
CD&R Millennium U.S. Acquico LLC, Second Lien Initial Term Loan, 8.75%, 7/31/22	United States	449,000	441,142
The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	3,515,639	3,070,324
Coveris Holdings SA, Term B-1 Loans, 4.50%, 5/08/19	Luxembourg	2,959,429	2,964,978
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	3,209,493	3,113,208
FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19	Australia	2,367,491	1,947,262
HII Holding Corp. (Houghton International), Second Lien Term Loan, 9.75%, 12/21/20	United States	575,175	575,175
Huntsman International LLC, Extended Term Loan B, 3.259%, 4/19/19	United States	378,485	369,496
Ineos U.S. Finance LLC, Dollar Term Loan, 4.25%, 3/31/22	United States	406,757	396,461

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
Nexeo Solutions LLC,
Term B-1 Loan, 5.00%, 9/08/17	United States	110,081	105,127
Term B-3 Loan, 5.00%, 9/08/17	United States	107,432	103,001
Novelis Inc., Initial Term Loan, 4.00%, 6/02/22	Canada	800,054	791,137
OCI Beaumont LLC, Term B-3 Loan, 5.50%, 8/20/19	United States	1,754,366	1,780,682
Oxbow Carbon LLC, Second Lien Initial Term Loan, 8.00%, 1/17/20	United States	311,538	286,615
OXEA GmbH, Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	891,600	793,524
Solenis International LP and Solenis Holdings 3 LLC, Second Lien Term Loan, 7.75%,
7/31/22	United States	174,800	167,644
Tronox Pigments (Netherlands) BV, New Term Loan, 4.25%, 3/19/20	Netherlands	263,735	230,951
[f]Walter Energy Inc., B Term Loan, 7.25%, 4/02/18	United States	3,083,004	1,140,712
			25,539,706
Media 1.8%
AMC Entertainment Inc., Initial Term Loan, 3.50%, 4/30/20	United States	343,539	343,539
Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	2,661,763	2,653,112
[h]CSC Holdings Inc. (Cablevision), Term Loan B, 3.25%, 10/09/22	United States	1,143,785	1,137,453
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	459,266	400,710
[h]Media General Inc., Term B Loan, 5.25%, 7/31/20	United States	225,939	224,633
MediArena Acquisition BV, Second Lien Dollar Term B Loan, 10.00%, 8/13/22	Netherlands	89,583	81,073
Radio One Inc., Term Loan B, 4.83%, 12/31/18	United States	6,850,673	6,988,755
UPC Financing Partnership, Facility AH, 3.25%, 6/30/21	Netherlands	1,231,045	1,214,009
Virgin Media Bristol LLC, F Facility, 3.50%, 6/30/23	United States	571,213	563,869
			13,607,153
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
[h]Endo Luxembourg Finance Co. and Endo LLC, 2015 Incremental Term B Loans,
5.25%, 9/25/22	United States	1,526,156	1,524,130
Grifols Worldwide Operations USA Inc., US Tranche B Term Loan, 3.194%, 2/27/21	United States	2,759,836	2,763,573
Valeant Pharmaceuticals International Inc.,
Series D-2 Tranche B Term Loan, 3.50%, 2/13/19	United States	1,340,000	1,320,319
Series F-1 Tranche B Term Loan, 4.00%, 4/01/22	United States	3,464,022	3,432,811
			9,040,833
Retailing 0.9%
Ascena Retail Group Inc., Tranche B Term Loan, 5.25%, 8/21/22	United States	3,719,855	3,592,759
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	2,770,211	2,396,232
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	745,175	746,568
			6,735,559
Semiconductors & Semiconductor Equipment 0.1%
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	517,055	519,976
Software & Services 1.6%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	4,616,940	4,205,746
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20	United States	5,126,848	4,844,872
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/29/19	United States	2,887,509	2,476,039
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	1,173,616	1,182,785
			12,709,442
Technology Hardware & Equipment 0.1%
CIENA Corp., Term Loan, 3.75%, 7/15/19	United States	228,103	228,103
CommScope Inc., Tranche 5 Term Loan, 3.75%, 12/29/22	United States	389,022	388,961
Dell International LLC, Term B-2 Loan, 4.00%, 4/29/20	United States	295,461	294,980
			912,044
Telecommunication Services 0.4%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	1,328,748	1,298,519
Windstream Corp., Term Loan B-5, 3.50%, 8/08/19	United States	568,268	544,117
[h]Zayo Group LLC, 2021 Term Loans, 3.75%, 5/06/21	United States	1,266,754	1,261,053
			3,103,689
Transportation 0.2%
Navios Maritime Midstream Partners LP, Initial Term Loan, 5.50%, 6/18/20	Marshall Islands	1,301,873	1,298,618
Utilities 0.2%
Calpine Construction Finance Co. LP,
Term B-1 Loan, 3.00%, 5/03/20	United States	1,188,200	1,160,475
Term B-2 Loan, 3.25%, 1/31/22	United States	296,267	289,416

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Calpine Corp., Term Loan (B5), 3.50%, 5/27/22	United States	491,126			484,680
					1,934,571
Total Senior Floating Rate Interests (Cost $159,157,709)					150,499,624
Foreign Government and Agency Securities 16.3%
Government of Hungary,
5.50%, 2/12/16	Hungary	749,700,000		HUF	2,723,308
5.50%, 12/22/16	Hungary	46,690,000		HUF	177,111
6.50%, 6/24/19	Hungary	206,000,000		HUF	850,779
7.50%, 11/12/20	Hungary	313,570,000		HUF	1,386,718
A, 6.75%, 11/24/17	Hungary	104,470,000		HUF	418,975
A, 5.50%, 12/20/18	Hungary	34,100,000		HUF	135,843
A, 7.00%, 6/24/22	Hungary	930,000		HUF	4,102
A, 6.00%, 11/24/23	Hungary	1,270,000		HUF	5,420
senior note, 6.25%, 1/29/20	Hungary	1,500,000			1,688,715
senior note, 6.375%, 3/29/21	Hungary	1,000,000			1,144,295
Government of Indonesia,
FR34, 12.80%, 6/15/21	Indonesia	17,235,000,000		IDR	1,336,890
senior bond, FR53, 8.25%, 7/15/21	Indonesia	25,000,000,000		IDR	1,612,450
senior bond, FR70, 8.375%, 3/15/24	Indonesia	26,500,000,000		IDR	1,695,820
Government of Malaysia,
3.197%, 10/15/15	Malaysia	13,330,000		MYR	3,031,450
senior bond, 3.814%, 2/15/17	Malaysia	2,500,000		MYR	572,575
senior bond, 4.24%, 2/07/18	Malaysia	600,000		MYR	138,720
senior note, 3.172%, 7/15/16	Malaysia	32,500,000		MYR	7,391,006
senior note, 4.012%, 9/15/17	Malaysia	15,500,000		MYR	3,565,405
Government of Mexico,
8.00%, 12/17/15	Mexico	753,560	[k]	MXN	4,500,273
6.25%, 6/16/16	Mexico	1,524,310	[k]	MXN	9,183,774
7.25%, 12/15/16	Mexico	930,330	[k]	MXN	5,729,787
7.75%, 12/14/17	Mexico	285,000	[k]	MXN	1,813,455
Government of Poland,
6.25%, 10/24/15	Poland	9,134,000		PLN	2,410,465
4.75%, 10/25/16	Poland	32,800,000		PLN	8,906,827
Strip, 1/25/16	Poland	1,066,000		PLN	279,141
[d]Government of Portugal, 144A, 5.125%, 10/15/24	Portugal	5,000,000			5,353,650
[d]Government of Serbia, senior note, 144A,
4.875%, 2/25/20	Serbia	4,000,000			4,056,200
7.25%, 9/28/21	Serbia	1,000,000			1,124,415
Government of Singapore, senior note, 1.125%, 4/01/16	Singapore	7,350,000		SGD	5,159,435
Government of Sri Lanka,
A, 6.40%, 8/01/16	Sri Lanka	19,500,000		LKR	137,374
B, 6.40%, 10/01/16	Sri Lanka	16,000,000		LKR	112,386
B, 8.50%, 7/15/18	Sri Lanka	15,280,000		LKR	108,193
C, 8.50%, 4/01/18	Sri Lanka	8,070,000		LKR	57,269
D, 8.50%, 6/01/18	Sri Lanka	54,050,000		LKR	383,312
Government of the Philippines, senior note,
7.00%, 1/27/16	Philippines	80,000,000		PHP	1,732,981
1.625%, 4/25/16	Philippines	155,000,000		PHP	3,308,276
[d]Government of Ukraine,
144A, 7.75%, 9/23/20	Ukraine	3,850,000			2,970,730
senior bond, 144A, 7.80%, 11/28/22	Ukraine	2,790,000			2,151,276
senior note, 144A, 7.95%, 2/23/21	Ukraine	2,120,000			1,669,403
senior note, 144A, 7.50%, 4/17/23	Ukraine	1,000,000			766,667
[l]Government of Uruguay, senior bond, Index Linked, 4.375%, 12/15/28	Uruguay	179,132,974		UYU	5,004,302
Korea Monetary Stabilization Bond, senior note,
2.81%, 10/02/15	South Korea	6,000,000,000		KRW	5,062,716
2.07%, 12/02/16	South Korea	3,750,000,000		KRW	3,184,383
Korea Treasury Bond, senior note,
2.75%, 12/10/15	South Korea	5,847,900,000		KRW	4,946,090
3.00%, 12/10/16	South Korea	5,500,000,000		KRW	4,720,909
Nota Do Tesouro Nacional,
10.00%, 1/01/17	Brazil	7,500[m] BRL			1,780,795
10.00%, 1/01/23	Brazil	4,000[m] BRL			782,159
[n] Index Linked, 6.00%, 8/15/16	Brazil	1,604	[m]	BRL	1,085,269

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

[n] Index Linked, 6.00%, 8/15/18	Brazil	5,525	[m]	BRL	3,614,044
[n] Index Linked, 6.00%, 5/15/23	Brazil	3,350	[m]	BRL	2,088,865
Uruguay Notas del Tesoro,
9.50%, 1/27/16	Uruguay	9,220,000		UYU	311,331
7, 13.25%, 4/08/18	Uruguay	87,300,000		UYU	2,873,162
[l] 18, Index Linked, 2.25%, 8/23/17	Uruguay	28,110,305		UYU	916,452
Total Foreign Government and Agency Securities (Cost $154,078,172)					126,165,348

U.S. Government and Agency Securities 3.4%
U.S. Treasury Bond,

7.875%, 2/15/21	United States	900,000	1,197,961
6.50%, 11/15/26	United States	2,400,000	3,444,187
U.S. Treasury Note,
4.625%, 2/15/17	United States	600,000	634,004
3.75%, 11/15/18	United States	7,000,000	7,602,882
2.75%, 2/15/24	United States	4,000,000	4,253,332
2.50%, 5/15/24	United States	6,000,000	6,253,398
[l] Index Linked, 2.125%, 1/15/19	United States	778,098	829,379
[l] Index Linked, 0.625%, 7/15/21	United States	1,694,201	1,720,055
Total U.S. Government and Agency Securities (Cost $25,574,126)			25,935,198
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 6.7%
Banks 3.8%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	1,807,000	1,840,863
[g]Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A6, FRN, 2.737%, 6/25/34	United States	1,908,241	1,920,307
Bear Stearns Commercial Mortgage Securities Inc.,
[g] 2006-PW11, AJ, FRN, 5.522%, 3/11/39	United States	1,000,000	1,011,080
[g] 2006-PW12, AJ, FRN, 5.753%, 9/11/38	United States	1,440,000	1,457,887
2006-PW13, AJ, 5.611%, 9/11/41	United States	5,100,000	5,151,087
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	1,882,000	1,854,767
[g] 2007-C6, AM, FRN, 5.711%, 6/10/17	United States	2,500,000	2,624,290
2015-GC27, A5, 3.137%, 2/10/48	United States	610,000	610,542
[g]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%,
10/15/48	United States	2,700,000	2,195,856
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%, 3/25/34	United States	1,275,000	1,244,839
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	550,000	571,941
Greenwich Capital Commercial Funding Corp.,
[g] 2006-GG7, AJ, FRN, 5.819%, 7/10/38	United States	2,560,000	2,540,872
2007-GG9, AM, 5.475%, 3/10/39	United States	1,030,000	1,067,684
JP Morgan Chase Commercial Mortgage Securities Trust,
2006-CB17, AM, 5.464%, 12/12/43	United States	760,000	771,567
[g] 2006-LDP7, AJ, FRN, 5.911%, 4/15/45	United States	1,535,000	1,490,992
JPMBB Commercial Mortgage Securities Trust, 2015 C-28, A4, 3.227%, 10/15/48	United States	550,000	556,018
[g]Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 0.577%, 8/25/35	United States	317,321	289,604
[g]Morgan Stanley Capital I Trust, 2006-HQ8, AJ, FRN, 5.495%, 3/12/44	United States	200,000	200,963
Wells Fargo Commercial Mortgage Trust, 2014-LC16, A4, 3.548%, 8/15/50	United States	220,000	229,280
Wells Fargo Mortgage Backed Securities Trust,
[g] 2004-W, A9, FRN, 2.727%, 11/25/34	United States	1,001,390	1,021,932
2007-3, 3A1, 5.50%, 4/25/37	United States	285,516	291,236
			28,943,607
Diversified Financials 2.9%
[d,g]ARES CLO XII Ltd., 2007-12A, B, 144A, FRN, 1.329%, 11/25/20	United States	1,380,000	1,363,716
[d,g]Atrium CDO Corp., 10A, C, 144A, FRN, 2.971%, 7/16/25	United States	1,400,000	1,375,304
[d,g]Atrium XI, 11A, C, 144A, FRN, 3.516%, 10/23/25	Cayman Islands	1,820,000	1,819,090
[d,g]BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 2.685%, 5/26/35	United States	440,000	424,816
[d,g]Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 2.895%, 1/27/25	Cayman Islands	1,130,000	1,095,027
[d,g]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.673%, 3/11/21	United States	1,251,000	1,192,303
[d,g]Cent CLO LP, 2013-17A, D, 144A, FRN, 3.297%, 1/30/25	United States	784,314	782,236
[d,g]CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 0.711%, 7/26/21	United States	960,000	939,437
[d,g]ColumbusNova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.321%, 10/15/21	United States	860,000	845,887
[d,g]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.504%, 10/20/43	United States	690,372	689,032
[d,g]Cumberland Park CDO Ltd., 2015-2A, B, 144A, FRN, 2.372%, 7/20/26	Cayman Islands	1,080,000	1,076,738
[d,g]Cumberland Park CLO Ltd., 2015-2A, C, 144A, FRN, 3.122%, 7/20/26	United States	190,000	187,581

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
[d,g]Eaton Vance CDO Ltd., 2014-1A,
B, 144A, FRN, 2.371%, 7/15/26	United States	426,000		419,597
C, 144A, FRN, 3.201%, 7/15/26	United States	167,100		165,404
[g]FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 2.394%, 2/25/24	United States	1,500,000		1,511,984
2014-HQ2, M2, FRN, 2.394%, 9/25/24	United States	1,000,000		994,205
2015-HQ1, M2, FRN, 2.394%, 3/25/25	United States	1,000,000		1,000,880
[d]G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	2,000,000		1,966,480
[g]Impac Secured Assets Trust, 2007-2, FRN, 0.447%, 4/25/37	United States	307,711		286,108
[d,g]Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 1.647%, 3/17/32	United States	1,471,496		1,466,101
[g]MortgageIT Trust, 2004-1, A2, FRN, 1.097%, 11/25/34	United States	366,941		353,224
[d,g]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.667%, 12/24/39	United States	46,281		45,923
[g]Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 0.504%, 11/25/35	United States	606,419		574,175
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	11,094		11,090
[g]Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 1.693%, 2/25/35	United States	332,102		321,151
[g,o]Talisman 6 Finance, Reg S, FRN, 0.127%, 10/22/16	Germany	59,395	EUR	65,632
[g]Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 2.236%, 4/25/45	United States	314,407		312,401
[d,g]Voya CLO Ltd.,
2013-1A, B, 144A, FRN, 3.221%, 4/15/24	Cayman Islands	270,000		268,701
2013-2A, B, 144A, FRN, 2.975%, 4/25/25	United States	1,080,000		1,061,035
				22,615,258
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $49,977,431)				51,558,865
Mortgage-Backed Securities 2.6%
[g]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
FHLMC, 2.348%, 1/01/33	United States	50,093		52,290
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19	United States	64,523		67,789
FHLMC Gold 15 Year, 6.00%, 5/01/17	United States	2,432		2,493
FHLMC Gold 15 Year, 6.50%, 5/01/16	United States	97		98
[h]FHLMC Gold 30 Year, 3.50%, 10/01/45	United States	1,648,000		1,715,594
[h]FHLMC Gold 30 Year, 4.00%, 10/01/45	United States	900,000		958,289
FHLMC Gold 30 Year, 5.00%, 4/01/34 - 8/01/35	United States	354,454		390,434
FHLMC Gold 30 Year, 5.50%, 3/01/33 - 1/01/35	United States	296,490		329,806
FHLMC Gold 30 Year, 6.00%, 4/01/33 - 2/01/36	United States	277,131		315,139
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 6/01/36	United States	64,730		74,873
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 4/01/30	United States	28,145		31,751
FHLMC Gold 30 Year, 7.50%, 8/01/30 - 7/01/31	United States	1,170		1,262
				3,887,528
[g]Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†
FNMA, 2.354% - 2.455%, 4/01/20 - 12/01/34	United States	189,677		200,629
Federal National Mortgage Association (FNMA) Fixed Rate 1.7%
FNMA 15 Year, 2.50%, 7/01/22 - 6/01/27	United States	531,023		546,833
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	97,114		100,848
FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18	United States	63,784		66,320
FNMA 15 Year, 5.50%, 3/01/16 - 11/01/18	United States	344,329		356,424
FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16	United States	412		413
[h]FNMA 30 Year, 3.50%, 10/01/45	United States	4,187,000		4,369,529
[h]FNMA 30 Year, 4.00%, 10/01/45	United States	4,300,000		4,587,898
[h]FNMA 30 Year, 4.50%, 10/01/45	United States	2,600,000		2,819,375
FNMA 30 Year, 5.00%, 4/01/30	United States	108,435		119,413
FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37	United States	295,725		340,930
				13,307,983
Government National Mortgage Association (GNMA) Fixed Rate 0.4%
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	386,142		432,307
GNMA I SF 30 Year, 6.50%, 2/15/32	United States	2,107		2,419
GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32	United States	19,085		19,361
GNMA I SF 30 Year, 7.50%, 9/15/30	United States	1,484		1,787
[h]GNMA II SF 30 Year, 3.50%, 10/01/45	United States	1,920,000		2,012,325
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	111,235		123,361
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	131,766		150,856
GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34	United States	59,565		70,141

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	13,810		15,966
				2,828,523
Total Mortgage-Backed Securities (Cost $19,943,216)				20,276,953
Municipal Bonds 3.6%
California State GO, Various Purpose,
5.25%, 11/01/40	United States	560,000		644,734
Refunding, 5.25%, 3/01/38	United States	1,500,000		1,634,250
Refunding, 5.00%, 4/01/38	United States	2,000,000		2,159,160
Refunding, NATL Insured, 4.50%, 12/01/32	United States	300,000		311,394
Series 1, AGMC Insured, Pre-Refunded, 4.75%, 9/01/31	United States	290,000		295,466
Chicago GO,
Build America Bonds, Direct Payment, Taxable Project, Series B, 7.517%, 1/01/40	United States	355,000		354,656
Taxable Project, Series B, 6.034%, 1/01/42	United States	500,000		414,665
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 2.995%,
7/01/20	United States	2,500,000		2,553,375
Illinois State GO, Build America Bonds, 7.35%, 7/01/35	United States	1,000,000		1,078,250
Massachusetts State GO, Consolidated Loan of 2014, Series A, 4.50%, 12/01/43	United States	2,000,000		2,123,460
Minnesota State GO, Various Purpose, Refunding, Series F, 4.00%, 10/01/24	United States	2,000,000		2,300,340
Nassau County GO, General Improvement Bonds, Series B, 5.00%,
4/01/39	United States	1,000,000		1,094,620
4/01/43	United States	1,600,000		1,743,696
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series NN,
5.00%, 3/01/30	United States	700,000		720,027
New York City HDC Revenue, Series B1, 5.00%, 7/01/33	United States	500,000		559,420
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	United States	2,430,000		2,706,826
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred
Ninety-First Series, 4.823%, 6/01/45	United States	3,500,000		3,611,650
Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	3,465,000		2,243,587
Series XX, 5.25%, 7/01/40	United States	165,000		106,837
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
5.75%, 8/01/37	United States	500,000		212,500
6.50%, 8/01/44	United States	2,375,000		1,021,250
Total Municipal Bonds (Cost $28,582,841)				27,890,163
		Shares
Escrows and Litigation Trusts 0.0%
[a,j]Comfort Co. Inc., Escrow Account	United States	13,427		—
[a,j]NewPage Corp., Litigation Trust	United States	2,500,000		—
Total Escrows and Litigation Trusts (Cost $—)				—
Total Investments before Short Term Investments (Cost $794,142,908)				725,003,984
Short Term Investments 6.8%
		Principal Amount*
Foreign Government and Agency Securities (Cost $4,460,910) 0.5%
Korea Monetary Stabilization Bond, senior note, 2.79%, 6/02/16	South Korea	4,980,000,000	KRW	4,238,193
Total Investments before Money Market Funds (Cost $798,603,819)				729,242,177
		Shares
Money Market Funds (Cost 48,714,842) 6.3%
[a,p]Institutional Fiduciary Trust Money Market Portfolio	United States	48,714,842		48,714,842
Total Investments (Cost $847,318,660) 100.4%				777,957,019

Other Assets, less Liabilities (0.4)%				(3,162,360)
Net Assets 100.0%				$774,794,659

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2015 (unaudited) (continued)
a Non-income producing.
b The security is owned by FT Holdings Corporation III, a wholly-owned subsidiary of the Fund. See Note 10.
c At September 30, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2015, the aggregate value of these securities was $158,116,823, representing 20.41% of net assets.
e Perpetual security with no stated maturity date.
f Defaulted security or security for which income has been deemed uncollectible.
g The coupon rate shown represents the rate at period end.
h A portion or all of the security purchased on a delayed delivery or to-be-announced (TBA) basis.
i Income may be received in additional securities and/or cash.
j Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2015, the aggregate value of these securities was $139,704, representing 0.02% of net assets.
k Principal amount is stated in 100 Mexican Peso Units
l Principal amount of security is adjusted for inflation.
m Principal amount is stated in 1,000 Brazilian Real Units.
n Redemption price at maturity is adjusted for inflation.
o Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2015, the value of this security was
$65,632, representing 0.01% of net assets.
p Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At September 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts							
British Pound	DBAB	Buy	663,387	$ 1,035,216	10/22/15	$ -	$ (32,114)
British Pound	DBAB	Sell	1,350,860	2,050,200	10/22/15	7,578	
Chilean Peso	CITI	Buy	377,668,000	606,452	10/22/15	-	(65,101)
Chilean Peso	JPHQ	Buy	1,598,650,000	2,566,051	10/22/15	-	(274,538)
Euro	BZWS	Sell	4,318,741	4,849,082	10/22/15	20,392	-
Euro	CITI	Sell	1,058,200	1,187,025	10/22/15	3,875	-
Euro	DBAB	Buy	183,238	205,850	10/22/15	-	(975)
Euro	DBAB	Sell	4,582,808	5,133,799	10/22/15	9,861	-
Euro	GSCO	Sell	369,000	413,856	10/22/15	1,285	-
Euro	JPHQ	Sell	6,561,135	7,358,117	10/22/15	22,253	-
Indian Rupee	DBAB	Sell	31,625,000	478,804	10/22/15	-	(1,762)
Japanese Yen	BZWS	Sell	60,047,000	502,532	10/22/15	1,546	-
Japanese Yen	CITI	Sell	31,757,000	265,057	10/22/15	101	-
Japanese Yen	DBAB	Sell	27,184,000	227,025	10/22/15	223	-
Japanese Yen	HSBC	Sell	147,626,000	1,232,219	10/22/15	543	-
Japanese Yen	JPHQ	Sell	366,653,000	3,062,294	10/22/15	3,227	-
Singapore Dollar	DBAB	Sell	1,249,000	934,461	10/22/15	57,508	-
Euro	BZWS	Sell	529,706	601,328	12/17/15	8,446	-
Euro	CITI	Sell	3,868,000	4,391,770	12/17/15	62,455	-
Euro	DBAB	Sell	4,942,326	5,611,616	12/17/15	79,846	-
Euro	JPHQ	Sell	2,176,103	2,470,312	12/17/15	34,678	-
Indian Rupee	DBAB	Buy	128,000,000	1,942,042	12/17/15	-	(16,190)
Japanese Yen	DBAB	Sell	1,175,702,500	9,608,121	12/17/15	-	(212,926)
Japanese Yen	JPHQ	Sell	548,120,000	4,476,569	12/17/15	-	(102,066)
Japanese Yen	MSCO	Sell	12,500,000	102,110	12/17/15	-	(2,307)
Australian Dollar	DBAB	Sell	5,434,782	3,994,402	1/14/16	202,163	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Chilean Peso	BZWS	Buy	477,650,000	724,151	1/14/16	-	(44,965)
Chilean Peso	DBAB	Buy	140,000,000	213,577	1/14/16	-	(14,507)
Euro	BZWS	Sell	167,374	181,934	1/14/16	-	(5,522)
Euro	DBAB	Sell	70,945	77,195	1/14/16	-	(2,262)
Euro	JPHQ	Sell	4,984,544	5,422,760	1/14/16	-	(159,840)
Indian Rupee	CITI	Buy	4,537,000	69,325	1/14/16	-	(1,400)
Indian Rupee	DBAB	Buy	301,181,000	4,591,423	1/14/16	6,114	(88,456)
Indian Rupee	HSBC	Buy	144,338,000	2,205,823	1/14/16	-	(44,890)
Japanese Yen	BZWS	Sell	136,513,000	1,102,304	1/14/16	-	(38,989)
Japanese Yen	CITI	Sell	127,820,000	1,032,177	1/14/16	-	(36,440)
Japanese Yen	DBAB	Sell	661,679,000	5,409,435	1/14/16	-	(122,416)
Japanese Yen	GSCO	Sell	42,760,000	345,307	1/14/16	-	(12,181)
Japanese Yen	HSBC	Sell	247,910,000	2,001,534	1/14/16	-	(71,074)
Japanese Yen	JPHQ	Sell	149,719,000	1,208,864	1/14/16	-	(42,835)
Singapore Dollar	DBAB	Buy	617,400	449,149	1/14/16	-	(16,893)
Singapore Dollar	JPHQ	Buy	694,000	504,617	1/14/16	-	(18,732)
Australian Dollar	DBAB	Sell	2,873,563	1,999,281	2/22/16	-	(2,121)
Chilean Peso	DBAB	Buy	314,000,000	449,535	2/22/16	-	(4,719)
Chilean Peso	JPHQ	Buy	234,301,000	335,314	2/22/16	-	(3,401)
Chilean Peso	MSCO	Buy	220,380,000	314,806	2/22/16	-	(2,613)
Euro	BZWS	Sell	132,570	150,374	2/22/16	1,773	-
Euro	DBAB	Sell	5,724,675	6,452,445	2/22/16	47,451	(11,947)
Euro	HSBC	Sell	142,717	161,958	2/22/16	1,983	-
Euro	JPHQ	Sell	2,103,260	2,370,012	2/22/16	16,492	(4,080)
Japanese Yen	DBAB	Sell	1,397,612,000	11,616,203	2/22/16	-	(78,106)
Japanese Yen	HSBC	Sell	166,070,000	1,365,711	2/22/16	158	(24,013)
Japanese Yen	JPHQ	Sell	417,080,000	3,440,064	2/22/16	514	(50,305)
Singapore Dollar	DBAB	Buy	4,665,140	3,299,950	2/22/16	-	(37,248)
Singapore Dollar	HSBC	Buy	837,000	591,791	2/22/16	-	(6,412)
Singapore Dollar	JPHQ	Buy	4,945,200	3,513,713	2/22/16	-	(55,143)
Totals Forward Exchange Contracts unrealized appreciation (depreciation)						$590,465	$(1,709,489)
Net unrealized appreciation (depreciation)							$(1,119,024)

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

At September 30, 2015, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Sw ap Contracts
			Periodic		Upfront
	Counterpartya /	Notional	Payment	Expiration	Premiums	Unrealized	Unrealized	Market
Description	Exchange	Amount[b]	Rate	Date	Paid (Received)	Appreciation	Depreciation	Value	Rating [c]
OTC Swaps
Contracts to Sell Protection[d]
Traded Index
MCDX.NA.24	CITI	3,000,000	1.00%	6/20/20	$6,323	$-	$(8,884)	$(2,561)	Non
									Investment
									Grade
MCDX.NA.24	GSCO	7,000,000	1.00%	6/20/20	14,751	-	(20,728)	(5,977)	Non
									Investment
									Grade
Net unrealized appreciation (depreciation)							$(29,612)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives w ith the applicable counterparty exceeds the minimum transfer amount, w hich typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. At September 30, 2015, no collateral had been exchanged w ith the counterparties.
bIn U.S. dollars unless otherw ise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association w ith the contracts.
cBased on internal ratings for index sw aps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index sw aps.

ABBREVIATIONS

Counterparty

BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
DBAB	Deutsche Bank AG
GSCO	The Goldman Sachs Group, Inc.
HSBC	HSBC Bank USA, N.A.
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley

Currency

BRL	Brazilian Real
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
UYU	Uruguayan Peso

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EDA	Economic Development Authority
ETF	Exchange Traded Fund
FICO	Financing Corp.
FRN	Floating Rate Note
GO	General Obligation
HDC	Housing Development Corp.
NATL	National Public Financial Guarantee Corp.
PIK	Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited)

Franklin U.S. Government Securities VIP Fund	Principal Amount*	Value
Corporate Bonds 1.2%
New Valley Generation IV, secured bond, 4.687%, 1/15/22	2,616,461	$2,862,480
Private Export Funding Corp.,
2.30%, 9/15/20	3,500,000	3,567,473
secured bond, 2.80%, 5/15/22	9,000,000	9,284,247
secured note, LL, 2.25%, 3/15/20	1,700,000	1,734,811
Total Corporate Bonds (Cost $17,417,029)		17,449,011
Foreign Government and Agency Securities 0.3%
[a]International Bank for Reconstruction and Development,
2, zero cpn., 2/15/16 (Supranational)	1,868,000	1,866,449
Principal Strip, 7/15/17 (Supranational)	1,761,000	1,714,052
Total Foreign Government and Agency Securities (Cost $3,587,383)		3,580,501
Mortgage-Backed Securities 78.3%
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 5.8%
FHLMC, 1.607% - 2.297%, 12/01/16 - 6/01/42	3,787,545	3,959,156
FHLMC, 2.298% - 2.324%, 2/01/33 - 7/01/41	10,985,239	11,671,174
FHLMC, 2.324% - 2.423%, 10/01/22 - 2/01/40	12,584,292	13,405,659
FHLMC, 2.423% - 2.456%, 2/01/19 - 10/01/38	12,185,302	12,959,207
FHLMC, 2.456% - 2.475%, 3/01/24 - 6/01/36	12,749,406	13,588,746
FHLMC, 2.477% - 2.48%, 3/01/28 - 4/01/38	2,827,735	3,011,992
FHLMC, 2.482% - 2.499%, 1/01/33 - 4/01/40	13,208,256	14,087,956
FHLMC, 2.499% - 6.14%, 12/01/18 - 8/01/41	8,887,910	9,416,533
		82,100,423
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.7%
FHLMC Gold 15 Year, 4.50%, 3/01/25 - 4/01/25	2,186,328	2,308,027
FHLMC Gold 30 Year, 3.00%, 5/01/43	618,825	628,179
FHLMC Gold 30 Year, 3.50%, 3/01/32 - 5/01/43	6,770,594	7,170,112
FHLMC Gold 30 Year, 3.50%, 9/01/45	10,000,000	10,423,894
FHLMC Gold 30 Year, 4.00%, 9/01/40 - 12/01/41	11,407,682	12,187,185
FHLMC Gold 30 Year, 4.50%, 5/01/40 - 7/01/41	4,870,567	5,287,709
FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/40	7,133,593	7,861,371
FHLMC Gold 30 Year, 5.50%, 7/01/33 - 5/01/38	2,376,413	2,644,358
FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35	1,573,258	1,785,310
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 5/01/35	704,221	806,484
FHLMC Gold 30 Year, 7.00%, 4/01/24 - 6/01/32	282,394	320,603
FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24	5,259	5,569
FHLMC Gold 30 Year, 8.00%, 9/01/21 - 5/01/22	5,867	6,735
FHLMC Gold 30 Year, 8.50%, 10/01/21 - 7/01/31	495,428	604,915
FHLMC PC 30 Year, 8.00%, 1/01/17 - 5/01/17	1,727	1,732
FHLMC PC 30 Year, 8.50%, 9/01/20	335	342
		52,042,525
[b]Federal National Mortgage Association (FNMA) Adjustable Rate 7.5%
FNMA, 1.421% - 2.15%, 4/01/16 - 10/01/44	13,049,793	13,751,118
FNMA, 2.164% - 2.292%, 1/01/17 - 4/01/37	6,839,096	7,205,440
FNMA, 2.294% - 2.36%, 2/01/24 - 3/01/38	13,176,874	13,936,722
FNMA, 2.36% - 2.376%, 10/01/19 - 7/01/38	9,636,223	10,239,054
FNMA, 2.38% - 2.44%, 1/01/19 - 9/01/39	12,367,008	13,123,211
FNMA, 2.443% - 2.612%, 9/01/18 - 3/01/47	13,347,271	14,070,907
FNMA, 2.613%, 9/01/37	30,387,115	32,365,664
FNMA, 2.619% - 6.085%, 8/01/18 - 4/01/41	2,120,209	2,203,122
		106,895,238
Federal National Mortgage Association (FNMA) Fixed Rate 7.4%
FNMA 15 Year, 5.50%, 6/01/16 - 1/01/25	2,493,467	2,743,030
FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17	68,828	70,415
FNMA 30 Year, 3.00%, 12/01/42	296,289	300,826
FNMA 30 Year, 3.50%, 7/01/45	49,306,409	51,515,639
FNMA 30 Year, 4.00%, 1/01/41 - 6/01/41	8,539,798	9,134,451
FNMA 30 Year, 4.00%, 8/01/41	4,919,907	5,262,501
FNMA 30 Year, 4.50%, 8/01/40 - 4/01/41	12,582,890	13,689,773

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
FNMA 30 Year, 4.50%, 6/01/41	684,042	743,992
FNMA 30 Year, 5.00%, 3/01/34 - 7/01/41	9,543,264	10,538,080
FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35	3,137,996	3,523,197
FNMA 30 Year, 6.00%, 1/01/24 - 8/01/38	4,344,564	4,920,753
FNMA 30 Year, 6.50%, 1/01/24 - 9/01/36	744,706	851,845
FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25	29,451	31,265
FNMA 30 Year, 8.00%, 3/01/22 - 2/01/25	117,271	122,763
FNMA 30 Year, 8.50%, 3/01/20 - 6/01/21	808	867
FNMA 30 Year, 9.00%, 10/01/26	107,079	123,936
FNMA GL 30 Year, 8.00%, 8/01/19	11,525	11,689
FNMA PL 30 Year, 5.50%, 4/01/34	1,653,287	1,855,646
		105,440,668
Government National Mortgage Association (GNMA) Fixed Rate 53.9%
GNMA I SF 30 Year, 3.00%, 7/15/42	680,929	700,555
GNMA I SF 30 Year, 4.50%, 1/15/39 - 11/15/39	11,636,049	12,679,062
GNMA I SF 30 Year, 4.50%, 2/15/40 - 6/15/40	10,450,268	11,381,504
GNMA I SF 30 Year, 4.50%, 7/15/40 - 6/15/41	8,436,851	9,221,450
GNMA I SF 30 Year, 5.00%, 6/15/30 - 8/15/39	12,762,701	14,191,487
GNMA I SF 30 Year, 5.00%, 8/15/39 - 1/15/40	12,582,134	14,055,961
GNMA I SF 30 Year, 5.00%, 1/15/40 - 5/15/40	12,665,839	14,168,141
GNMA I SF 30 Year, 5.00%, 5/15/40 - 9/15/40	4,021,195	4,480,844
GNMA I SF 30 Year, 5.50%, 12/15/28 - 10/15/39	9,762,744	11,054,312
GNMA I SF 30 Year, 6.00%, 11/15/23 - 11/15/38	5,191,866	5,915,994
GNMA I SF 30 Year, 6.50%, 5/15/23 - 9/15/38	2,656,099	3,076,033
GNMA I SF 30 Year, 7.00%, 9/15/22 - 1/15/32	764,728	816,982
GNMA I SF 30 Year, 7.50%, 2/15/17 - 8/15/33	737,527	863,258
GNMA I SF 30 Year, 8.00%, 3/15/17 - 5/15/24	197,149	205,303
GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24	71,380	75,623
GNMA I SF 30 Year, 9.00%, 6/15/16 - 5/15/20	14,270	14,343
GNMA I SF 30 Year, 9.50%, 8/15/16 - 12/15/20	54,886	56,639
GNMA I SF 30 Year, 10.00%, 11/15/17 - 8/15/21	29,103	30,370
GNMA II SF 30 Year, 3.00%, 12/20/42 - 2/20/45	4,383,598	4,484,774
GNMA II SF 30 Year, 3.00%, 9/20/45	15,000,000	15,341,878
GNMA II SF 30 Year, 3.50%, 12/20/40 - 7/20/42	4,143,920	4,357,560
GNMA II SF 30 Year, 3.50%, 8/20/42	12,746,562	13,404,227
GNMA II SF 30 Year, 3.50%, 9/20/42	36,174,097	38,040,530
GNMA II SF 30 Year, 3.50%, 10/20/42	11,032,395	11,601,622
GNMA II SF 30 Year, 3.50%, 11/20/42	21,737,655	22,859,239
GNMA II SF 30 Year, 3.50%, 12/20/42	16,078,231	16,907,818
GNMA II SF 30 Year, 3.50%, 1/20/43	27,086,519	28,484,103
GNMA II SF 30 Year, 3.50%, 3/20/43	10,213,267	10,738,678
GNMA II SF 30 Year, 3.50%, 4/20/43	12,942,874	13,607,713
GNMA II SF 30 Year, 3.50%, 5/20/43	22,855,321	24,027,584
GNMA II SF 30 Year, 3.50%, 6/20/43 - 8/20/43	10,978,914	11,541,068
GNMA II SF 30 Year, 3.50%, 4/20/45	28,917,188	30,362,331
GNMA II SF 30 Year, 3.50%, 5/20/45	10,833,286	11,371,490
GNMA II SF 30 Year, 3.50%, 6/20/45	90,155,458	94,667,455
GNMA II SF 30 Year, 3.50%, 8/20/45	24,948,862	26,198,666
GNMA II SF 30 Year, 3.50%, 9/20/45	15,000,000	15,751,427
GNMA II SF 30 Year, 4.00%, 11/20/39 - 12/20/40	9,678,177	10,403,182
GNMA II SF 30 Year, 4.00%, 1/20/41 - 7/20/41	12,429,868	13,350,217
GNMA II SF 30 Year, 4.00%, 9/20/41	1,757,953	1,887,433
GNMA II SF 30 Year, 4.00%, 11/20/41	13,222,120	14,193,948
GNMA II SF 30 Year, 4.00%, 12/20/41 - 12/20/44	6,748,714	7,285,282
GNMA II SF 30 Year, 4.00%, 2/20/45	16,003,512	17,057,853
GNMA II SF 30 Year, 4.00%, 7/20/45	88,648,460	94,750,188
GNMA II SF 30 Year, 4.50%, 10/20/39 - 4/20/41	10,262,992	11,166,551
GNMA II SF 30 Year, 4.50%, 5/20/41 - 6/20/41	11,672,614	12,696,149
GNMA II SF 30 Year, 4.50%, 7/20/41	7,127,706	7,752,718
GNMA II SF 30 Year, 4.50%, 9/20/41	10,858,985	11,811,197
GNMA II SF 30 Year, 4.50%, 10/20/41 - 3/20/42	9,071,502	9,886,789
GNMA II SF 30 Year, 4.50%, 2/20/44 - 10/20/44	12,615,737	13,585,144
GNMA II SF 30 Year, 5.00%, 9/20/33 - 6/20/40	10,866,153	12,075,013
GNMA II SF 30 Year, 5.00%, 8/20/41 - 10/20/42	7,427,758	8,261,295
GNMA II SF 30 Year, 5.00%, 6/20/44	6,924,315	7,609,778

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/38	8,503,174	9,582,758
GNMA II SF 30 Year, 6.00%, 11/20/23 - 7/20/39	5,231,090	5,926,714
GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34	740,830	871,064
GNMA II SF 30 Year, 7.00%, 5/20/32	12,775	15,650
GNMA II SF 30 Year, 7.50%, 11/20/17 - 5/20/33	141,463	162,306
GNMA II SF 30 Year, 8.00%, 9/20/16 - 8/20/26	8,763	10,748
GNMA II SF 30 Year, 9.50%, 4/20/25	2,502	2,515
		767,080,516
Total Mortgage-Backed Securities (Cost $1,100,710,823)		1,113,559,370
U.S. Government and Agency Securities 18.3%
Federal Agricultural Mortgage Corp.,
1.41%, 3/06/20	10,000,000	10,007,470
2.66%, 4/12/22	7,000,000	7,326,298
4.30%, 5/13/19	1,010,000	1,115,443
[c]Federal Agricultural Mortgage Corp. Guaranteed Trust 07-1, 144A, 5.125%, 4/19/17	13,000,000	13,868,1
FFCB, 1.50%, 11/16/15	10,000,000	10,016,570
FHLB,
4.75%, 12/16/16	17,000,000	17,865,878
5.25%, 6/05/17	9,000,000	9,691,713
FICO,
1P, Strip, 5/11/18	10,000,000	9,738,080
12, Strip 6/06/18,	4,627,000	4,489,883
13P, Strip, 12/27/18	2,500,000	2,392,270
15, Strip, 3/07/16	15,000,000	14,988,720
15P, Strip, 3/07/19	1,798,000	1,712,998
16, Strip, 4/05/17	12,367,000	12,229,516
A-P, Strip, 2/08/18	1,000,000	976,466
B-P, Strip, 4/06/18	1,405,000	1,370,141
D-P, Strip, 9/26/19	7,605,000	7,153,233
E-P, Strip, 11/02/18	8,896,000	8,538,488
FNMA, senior note, 5.375%, 6/12/17	17,800,000	19,217,574
Israel Government Agency for International Development Bond,
5.50%, 9/18/23	12,000,000	14,747,712
7-Z, U.S. Government Guaranteed, Strip, 8/15/22	5,619,000	4,817,776
U.S. Government Guaranteed, Strip, 5/01/17	5,000,000	4,930,385
Overseas Private Investment Corp., A, zero cpn.,
2/19/18	682,174	710,527
11/15/20	2,575,000	3,018,961
SBA,
[b] FRN, 3.125%, 3/25/18	190,035	190,491
PC, 1995-20L, 1, 6.45%, 12/01/15	19,655	19,816
PC, 1996-20L, 1, 6.70%, 12/01/16	62,041	63,576
PC, 1997-20G, 1, 6.85%, 7/01/17	64,959	67,068
PC, 1998-20I, 1, 6.00%, 9/01/18	248,001	262,020
Tunisia Government Agency for International Development Bonds, 1.686%, 7/16/19	7,000,000	7,161,700
TVA,
1.875%, 8/15/22	6,000,000	5,936,172
5.88%, 4/01/36	5,000,000	6,643,622
Strip, 11/01/18	2,644,000	2,536,220
Strip, 6/15/19	5,973,000	5,641,481
Strip, 6/15/20	6,138,000	5,628,122
[d]U.S. Treasury Bond, Index Linked, 2.00%, 1/15/26	13,226,634	14,866,868
U.S. Treasury Note,
0.875%, 11/30/16	2,500,000	2,512,793
1.25%, 1/31/19	10,000,000	10,068,820
1.75%, 10/31/18	3,000,000	3,072,852
[d] Index Linked, 0.125%, 4/15/19	10,184,952	10,157,239
Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	5,000,000	5,081,725
Total U.S. Government and Agency Securities (Cost $256,667,435)		260,834,853

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $1,378,382,670)		1,395,423,735

Short Term Investments (Cost $22,911,398) 1.6%
Repurchase Agreements 1.6%
[e]Joint Repurchase Agreement, 0.071%, 10/01/15 (Maturity Value $22,911,444)	22,911,398	22,911,398
BNP Paribas Securities Corp. (Maturity Value $6,593,226)
HSBC Securities (USA) Inc. (Maturity Value $13,186,453)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $3,131,765)
Collateralized by U.S. Government Agency Securities, 0.000% - 5.125%, 12/01/15 –
2/01/20; U.S. Government Agency Securities, Strips, 6/01/17; and U.S. Treasury
Note, 2.125% - 3.125%, 5/15/19 - 8/31/20 (valued at $23,381,206).
Total Investments (Cost $1,401,294,068) 99.7%		1,418,335,133
Other Assets, less Liabilities 0.3%		4,723,549
Net Assets 100.0%		$1,423,058,682

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a A supranational organization is an entity formed by two or more central governments through international treaties.
b The coupon rate shown represents the rate at period end.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2015, the value of this security was $13,868,166, representing 0.97% of net assets.
d Principal amount of security is adjusted for inflation.
e Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2015, all repurchase agreements had been entered into on that date.

ABBREVIATIONS
Selected Portfolio

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FICO - Financing Corp.
FRN - Floating Rate Note
GL - Government Loan
PC - Participation Certificate
PL - Project Loan
SBA - Small Business Administration
SF - Single Family
TVA - Tennessee Valley Authority

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited)

Franklin VolSmart Allocation VIP Fund	Shares	Value
Common Stocks 43.7%
Automobiles & Components 1.1%
Johnson Controls Inc.	8,000	$330,880
Capital Goods 8.3%
Carlisle Cos. Inc.	1,700	148,546
Donaldson Co. Inc.	3,200	89,856
Dover Corp.	4,500	257,310
General Dynamics Corp.	1,800	248,310
Honeywell International Inc.	4,000	378,760
Pentair PLC (United Kingdom)	5,900	301,136
Roper Technologies Inc.	3,100	485,770
United Technologies Corp.	4,000	355,960
W.W. Grainger Inc.	700	150,507
		2,416,155
Commercial & Professional Services 0.8%
Cintas Corp.	1,300	111,475
Matthews International Corp., A	2,200	107,734
		219,209
Consumer Durables & Apparel 0.9%
Leggett & Platt Inc.	1,300	53,625
NIKE Inc., B	1,600	196,752
		250,377
Consumer Services 1.1%
McDonald's Corp.	2,200	216,766
Yum! Brands Inc.	1,400	111,930
		328,696
Diversified Financials 0.2%
State Street Corp.	1,100	73,931
Energy 3.3%
Chevron Corp.	2,300	181,424
EOG Resources Inc.	1,000	72,800
Exxon Mobil Corp.	2,530	188,105
Occidental Petroleum Corp.	3,200	211,680
Schlumberger Ltd.	4,300	296,571
		950,580
Food & Staples Retailing 2.4%
CVS Health Corp.	2,100	202,608
Wal-Mart Stores Inc.	3,800	246,392
Walgreens Boots Alliance Inc.	3,000	249,300
		698,300
Food, Beverage & Tobacco 3.4%
Archer-Daniels-Midland Co.	6,800	281,860
Bunge Ltd.	4,000	293,200
McCormick & Co. Inc.	1,600	131,488
PepsiCo Inc.	3,000	282,900
		989,448
Health Care Equipment & Services 5.1%
Abbott Laboratories	4,200	168,924
Becton, Dickinson and Co.	2,700	358,182
DENTSPLY International Inc.	1,600	80,912
Medtronic PLC	5,600	374,864
Stryker Corp.	4,100	385,810
West Pharmaceutical Services Inc.	2,000	108,240
		1,476,932
Household & Personal Products 1.6%
Colgate-Palmolive Co.	3,200	203,072

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

The Procter & Gamble Co.	3,700	266,178
		469,250
Insurance 0.9%
Aflac Inc.	1,300	75,569
The Chubb Corp.	600	73,590
Erie Indemnity Co., A	1,300	107,822
		256,981
Materials 4.5%
Air Products and Chemicals Inc.	3,100	395,498
Albemarle Corp.	6,200	273,420
Bemis Co. Inc.	1,200	47,484
Ecolab Inc.	1,400	153,608
Nucor Corp.	1,400	52,570
Praxair Inc.	3,700	376,882
		1,299,462
Media 0.6%
John Wiley & Sons Inc., A	3,300	165,099
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
AbbVie Inc.	2,200	119,702
Johnson & Johnson	4,100	382,735
Perrigo Co. PLC	450	70,772
Pfizer Inc.	2,600	81,666
Roche Holding AG, ADR (Switzerland)	2,000	65,900
		720,775
Retailing 2.4%
The Gap Inc.	5,600	159,600
Ross Stores Inc.	3,700	179,339
Target Corp.	3,400	267,444
Tiffany & Co.	1,300	100,386
		706,769
Semiconductors & Semiconductor Equipment 1.2%
Linear Technology Corp.	2,900	117,015
Texas Instruments Inc.	4,600	227,792
		344,807
Software & Services 2.4%
Accenture PLC, A	3,400	334,084
Microsoft Corp.	8,200	362,932
		697,016
Technology Hardware & Equipment 0.3%
QUALCOMM Inc.	1,500	80,595
Transportation 0.7%
United Parcel Service Inc., B	2,000	197,380
Total Common Stocks (Cost $14,122,451)		12,672,642
Investments in Underlying Funds 40.1%
Domestic Equity 10.6%
[a,b]Franklin DynaTech Fund, Class R6	65,137	3,071,198
Domestic Fixed Income 21.5%
[b]Franklin Low Duration Total Return Fund, Class R6	366,463	3,638,978
[b]Franklin Strategic Income Fund, Class R6	275,803	2,573,243
		6,212,221
Domestic Hybrid 8.0%
[b]Franklin Income Fund, Class R6	1,113,747	2,327,732
Total Investments in Underlying Funds (Cost $12,389,850)		11,611,151
Total Investments before Short Term Investments (Cost $26,512,301)		24,283,793
Short Term Investments (Cost $4,134,869) 14.2%
Money Market Funds 14.2%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	4,134,869	4,134,869

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
Total Investments (Cost $30,647,170) 98.0%	28,418,662
Other Assets, less Liabilities 2.0%	570,867
Net Assets 100.0%	$28,989,529

a Non-income producing.
b See Note 9 regarding investments in Underlying Funds.

At September 30, 2015, the Fund had the following futures contracts outstanding. See Note 3.

aRepresents a custom index comprise of a basket of underlying instruments. Custom basket underlying instruments are adjusted at the close of market each business day.

Additional information regarding the custom basket’s underlying instruments and their respective values and fees at period end are as follows:

bNotional value represents the market value of each underlying instrument (including the financing rate fee which is calculated based on the custom swap contract’s original notional value of $5,200,000, allocated to each underlying instrument on a pro-rata basis).

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited)

Templeton Developing Markets VIP Fund	Industry	Shares	Value
Common Stocks 71.4%
Argentina 0.0%†
[a]Grupo Clarin SA, B, GDR, Reg S	Media	9,190	$103,387

Belgium 4.6%
Anheuser-Busch InBev NV	Beverages	120,577	12,792,265

Brazil 0.5%
M Dias Branco SA	Food Products	82,100	1,202,741
Mahle-Metal Leve SA Industria e Comercio	Auto Components	900	5,226
Totvs SA	Software	21,000	159,594
			1,367,561
Cambodia 1.0%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	4,824,000	2,888,120

China 17.4%
[b]Baidu Inc., ADR	Internet Software & Services	36,735	5,047,756
Brilliance China Automotive Holdings Ltd.	Automobiles	3,933,300	4,628,516
China Construction Bank Corp., H	Banks	7,977,300	5,300,942
China Life Insurance Co. Ltd., H	Insurance	855,000	2,956,588
China Mobile Ltd.	Wireless Telecommunication
	Services	550,500	6,499,326
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	4,674,000	2,852,593
Dah Chong Hong Holdings Ltd.	Distributors	1,746,100	702,932
Industrial and Commercial Bank of China Ltd., H	Banks	6,355,300	3,657,302
[c]Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	243,400	198,858
NetEase Inc., ADR	Internet Software & Services	12,903	1,549,908
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	6,622,600	4,588,732
Poly Culture Group Corp. Ltd., H	Media	229,200	486,782
Tencent Holdings Ltd.	Internet Software & Services	522,100	8,723,954
Uni-President China Holdings Ltd.	Food Products	654,000	629,516
			47,823,705
Greece 0.4%
[b]Alpha Bank AE	Banks	7,225,582	864,135
[b]National Bank of Greece SA	Banks	513,492	220,963
			1,085,098
Hong Kong 3.1%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	162,233	984,754
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	3,732,800	4,320,332
Sands China Ltd.	Hotels, Restaurants & Leisure	1,049,200	3,147,539
			8,452,625
India 12.3%
Biocon Ltd.	Biotechnology	545,046	3,698,013
Dr. Reddy's Laboratories Ltd.	Pharmaceuticals	132,420	8,411,200
ICICI Bank Ltd.	Banks	1,027,140	4,237,618
Infosys Ltd.	IT Services	183,099	3,246,678
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	297,100	1,039,842
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	206,000	2,710,762
Tata Chemicals Ltd.	Chemicals	2,700	15,729
Tata Consultancy Services Ltd.	IT Services	266,840	10,538,757
			33,898,599
Indonesia 2.0%
Astra International Tbk PT	Automobiles	7,851,900	2,800,422
Bank Danamon Indonesia Tbk PT	Banks	5,707,000	1,127,765
Semen Indonesia (Persero) Tbk PT	Construction Materials	2,764,700	1,707,886
			5,636,073
Pakistan 1.1%
Habib Bank Ltd.	Banks	1,550,000	2,922,709

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Philippines 0.4%
Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	9,073,300	1,011,704
Singapore 0.1%
DBS Group Holdings Ltd.	Banks	24,700	281,339
South Africa 9.7%
Massmart Holdings Ltd.	Food & Staples Retailing	1,400	10,919
MTN Group Ltd.	Wireless Telecommunication
	Services	400,483	5,143,400
Naspers Ltd., N	Media	108,742	13,578,608
Remgro Ltd.	Diversified Financial Services	443,443	8,066,614
			26,799,541
South Korea 7.1%
Bukwang Pharmaceutical Co. Ltd.	Pharmaceuticals	2,574	48,756
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	33,470	2,809,829
Hyundai Development Co.	Construction & Engineering	60,310	2,773,236
KT Skylife Co. Ltd.	Media	176,060	3,022,916
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	5,888	5,633,547
SK Hynix Inc.	Semiconductors & Semiconductor
	Equipment	185,090	5,239,339
			19,527,623
Switzerland 0.1%
[b]Oriflame Holding AG	Personal Products	12,472	154,697
Taiwan 4.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	3,143,000	12,383,391
Thailand 2.4%
Land and Houses PCL, fgn.	Real Estate Management &
	Development	1,034,300	229,054
Thai Beverage PCL, fgn.	Beverages	13,202,200	6,354,570
			6,583,624
United Kingdom 4.7%
Unilever PLC	Personal Products	318,597	12,941,103

Total Common Stocks (Cost $204,035,824)			196,653,164
Participatory Notes (Cost $968,712) 0.3%
Saudi Arabia 0.3%
[d]Deutsche Bank AG/London, Samba Financial Group, 144A, 9/27/16	Banks	143,055	883,067
Preferred Stocks 4.9%
Brazil 4.9%
Banco Bradesco SA, ADR, pfd.	Banks	1,300,900	6,972,824
Itau Unibanco Holding SA, ADR, pfd.	Banks	978,211	6,475,757
Total Preferred Stocks (Cost $14,658,865)			13,448,581
Total Investments before Short Term Investments (Cost $219,663,401)			210,984,812

Short Term Investments (Cost $69,272,874) 25.1%
Money Market Funds 25.1%
United States 25.1%
[b,e]Institutional Fiduciary Trust Money Market Portfolio		69,272,874	69,272,874

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Total Investments (Cost $288,936,275) 101.7%	280,257,686
Other Assets, less Liabilities (1.7)%	(4,721,954)
Net Assets 100.0%	$275,535,732

† Rounds to less than 0.1% of net assets.
a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.
b Non-income producing.
c At September 30, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.
e Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited)

Templeton Foreign VIP Fund	Country	Shares	Value
Common Stocks 94.4%
Aerospace & Defense 1.1%
BAE Systems PLC	United Kingdom	3,443,320	$23,312,459
Airlines 0.8%
[a]Deutsche Lufthansa AG	Germany	1,207,980	16,775,728
Auto Components 2.4%
Cie Generale des Etablissements Michelin, B	France	301,290	27,418,333
Hyundai Mobis Co. Ltd.	South Korea	118,532	23,151,953
			50,570,286
Automobiles 3.7%
Hero Motocorp Ltd.	India	195,000	7,125,498
Hyundai Motor Co.	South Korea	100,134	13,855,635
Nissan Motor Co. Ltd.	Japan	4,327,500	39,488,573
[b]Toyota Motor Corp., ADR	Japan	136,317	15,987,258
			76,456,964
Banks 13.8%
Bangkok Bank PCL, fgn.	Thailand	2,994,500	13,098,363
Barclays PLC	United Kingdom	5,471,520	20,201,719
BNP Paribas SA	France	898,450	52,680,202
DBS Group Holdings Ltd.	Singapore	499,220	5,686,229
Hana Financial Group Inc.	South Korea	1,820,051	40,540,445
HSBC Holdings PLC	United Kingdom	4,015,600	29,870,304
ING Groep NV, IDR	Netherlands	907,954	12,837,475
KB Financial Group Inc., ADR	South Korea	1,189,645	34,963,667
Societe Generale SA	France	391,870	17,454,024
Standard Chartered PLC	United Kingdom	1,546,140	14,982,867
UniCredit SpA	Italy	5,333,111	33,201,756
United Overseas Bank Ltd.	Singapore	985,000	12,838,949
			288,356,000
Beverages 0.7%
Suntory Beverage & Food Ltd.	Japan	377,600	14,440,704
Building Products 1.1%
Compagnie de Saint-Gobain	France	527,310	22,814,682
Capital Markets 2.8%
Credit Suisse Group AG	Switzerland	1,976,558	47,507,172
GAM Holding Ltd.	Switzerland	639,660	11,258,384
			58,765,556
Chemicals 0.5%
Akzo Nobel NV	Netherlands	158,770	10,290,744
Construction & Engineering 1.4%
Carillion PLC	United Kingdom	3,750,730	17,112,550
Sinopec Engineering Group Co. Ltd.	China	15,049,000	13,087,522
			30,200,072
Construction Materials 1.0%
CRH PLC	Ireland	811,570	21,316,656
Diversified Financial Services 1.5%
BM&F BOVESPA SA	Brazil	2,189,700	6,117,545
Deutsche Boerse AG	Germany	303,810	26,156,955
			32,274,500
Diversified Telecommunication Services 3.3%
China Telecom Corp. Ltd., H	China	52,438,357	25,102,263
[b]Telefonica SA, ADR	Spain	2,270,951	27,342,250

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Telenor ASA	Norway	928,054	17,321,640
			69,766,153
Electrical Equipment 0.7%
ABB Ltd.	Switzerland	838,920	14,825,741

Electronic Equipment, Instruments & Components 0.7%
Kingboard Chemical Holdings Ltd.	Hong Kong	11,646,000	14,185,305

Energy Equipment & Services 6.4%
Ensign Energy Services Inc.	Canada	1,965,300	12,093,927
Petrofac Ltd.	United Kingdom	2,312,160	26,853,612
Precision Drilling Corp.	Canada	4,296,000	15,906,937
[a]SBM Offshore NV	Netherlands	2,815,920	35,565,096
[a]Subsea 7 SA	United Kingdom	2,125,250	15,976,508
Technip SA	France	604,680	28,497,250
			134,893,330
Food & Staples Retailing 2.7%
Metro AG	Germany	489,650	13,512,387
Tesco PLC	United Kingdom	15,808,630	43,796,894
			57,309,281
Health Care Equipment & Supplies 0.8%
Getinge AB, B	Sweden	737,270	16,421,759

Health Care Providers & Services 1.5%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	6,434,800	13,433,942
Sinopharm Group Co.	China	5,059,200	17,723,177
			31,157,119
Industrial Conglomerates 1.0%
Siemens AG	Germany	233,124	20,829,381

Insurance 7.7%
ACE Ltd.	United States	228,749	23,652,647
Aegon NV	Netherlands	4,446,700	25,521,342
Aviva PLC	United Kingdom	3,200,110	21,873,937
AXA SA	France	1,462,418	35,363,371
China Life Insurance Co. Ltd., H	China	4,946,000	17,103,256
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	68,060	12,684,782
NN Group NV	Netherlands	453,400	12,983,323
Swiss Re AG	Switzerland	130,190	11,169,832
			160,352,490
Life Sciences Tools & Services 2.4%
Lonza Group AG	Switzerland	121,930	15,992,050
[a]MorphoSys AG	Germany	191,590	12,764,893
[a]QIAGEN NV	Netherlands	807,901	20,800,396
			49,557,339
Metals & Mining 3.6%
Barrick Gold Corp.	Canada	1,299,560	8,265,202
Glencore PLC	Switzerland	10,645,140	14,737,823
HudBay Minerals Inc.	Canada	2,891,000	10,682,929
POSCO	South Korea	136,907	19,463,753
Silver Wheaton Corp.	Canada	1,817,500	21,851,141
			75,000,848
Multiline Retail 1.7%
Marks & Spencer Group PLC	United Kingdom	4,756,720	36,038,684

Oil, Gas & Consumable Fuels 6.9%
BP PLC	United Kingdom	5,463,315	27,594,741
Eni SpA	Italy	1,319,747	20,724,890
Kunlun Energy Co. Ltd.	China	9,072,000	6,484,891
LUKOIL PJSC, ADR	Russia	160,535	5,451,769
Royal Dutch Shell PLC, A	United Kingdom	16,803	394,877
Royal Dutch Shell PLC, B	United Kingdom	1,094,263	25,864,513

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
Suncor Energy Inc.	Canada	901,700	24,121,480
Total SA, B	France	763,826	34,319,877
			144,957,038
Pharmaceuticals 12.2%
Bayer AG	Germany	212,040	27,124,318
GlaxoSmithKline PLC	United Kingdom	2,246,815	43,015,466
Merck KGaA	Germany	233,460	20,637,605
Novartis AG	Switzerland	252,140	23,133,534
Roche Holding AG	Switzerland	179,480	47,338,218
Sanofi	France	445,815	42,299,618
Teva Pharmaceutical Industries Ltd., ADR	Israel	712,823	40,245,987
UCB SA	Belgium	160,740	12,549,187
			256,343,933
Semiconductors & Semiconductor Equipment 1.9%
[a]GCL-Poly Energy Holdings Ltd.	China	138,306,000	26,768,385
Infineon Technologies AG	Germany	1,103,225	12,398,564
			39,166,949
Specialty Retail 1.1%
Kingfisher PLC	United Kingdom	4,151,856	22,515,219
Technology Hardware, Storage & Peripherals 4.4%
CANON Inc.	Japan	521,800	15,032,923
Konica Minolta Inc.	Japan	864,300	9,040,222
Samsung Electronics Co. Ltd.	South Korea	71,408	68,322,060
			92,395,205
Trading Companies & Distributors 1.8%
Daewoo International Corp.	South Korea	496,809	8,697,783
ITOCHU Corp.	Japan	2,838,600	29,773,455
			38,471,238
Wireless Telecommunication Services 2.8%
China Mobile Ltd.	China	1,340,500	15,826,242
SoftBank Group Corp.	Japan	574,000	26,222,354
Vodafone Group PLC, ADR	United Kingdom	549,982	17,456,429
			59,505,025
Total Common Stocks (Cost $2,066,960,814)			1,979,266,388
Short Term Investments 6.0%
Money Market Funds (Cost $113,271,100) 5.4%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	113,271,100	113,271,100
Investments from Cash Collateral Received for Loaned Securities (Cost
$12,107,172) 0.6%
Money Market Funds 0.6%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	12,107,172	12,107,172
Total Investments (Cost $2,192,339,086) 100.4%			2,104,644,660
Other Assets, less Liabilities (0.4)%			(7,480,956)
Net Assets 100.0%			$2,097,163,704

a Non-income producing.
b A portion or all of the security is on loan at September 30, 2015.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited)

Templeton Global Bond VIP Fund	Principal Amount*			Value
Foreign Government and Agency Securities 59.7%
Brazil 3.5%
Letra Tesouro Nacional, Strip,
10/01/15	4,950	[a]	BRL	$1,247,465
1/01/16	38,490	[a]	BRL	9,383,657
7/01/16	8,470	[a]	BRL	1,920,481
10/01/16	4,700	[a]	BRL	1,026,357
1/01/17	46,660	[a]	BRL	9,826,978
1/01/18	28,770	[a]	BRL	5,221,741
Nota Do Tesouro Nacional,
10.00%, 1/01/17	108,710	[a]	BRL	25,812,036
10.00%, 1/01/21	13,700	[a]	BRL	2,815,233
10.00%, 1/01/23	26,700	[a]	BRL	5,220,911
[b] Index Linked, 6.00%, 8/15/16	14,388	[a]	BRL	9,734,948
[b] Index Linked, 6.00%, 5/15/17	202	[a]	BRL	135,223
[b] Index Linked, 6.00%, 8/15/18	15,665	[a]	BRL	10,246,878
[b] Index Linked, 6.00%, 5/15/19	8,578	[a]	BRL	5,585,247
[b] Index Linked, 6.00%, 8/15/20	1,090	[a]	BRL	697,766
[b] Index Linked, 6.00%, 8/15/22	18,770	[a]	BRL	11,838,444
[b] Index Linked, 6.00%, 5/15/23	5,716	[a]	BRL	3,564,165
[b] Index Linked, 6.00%, 8/15/24	3,110	[a]	BRL	1,941,163
[b] Index Linked, 6.00%, 5/15/45	10,825	[a]	BRL	6,220,026
senior note, 10.00%, 1/01/19	21,390	[a]	BRL	4,670,442
				117,109,161
Hungary 3.3%
Government of Hungary,
4.00%, 4/25/18	178,210,000		HUF	676,443
6.50%, 6/24/19	802,480,000		HUF	3,314,237
7.50%, 11/12/20	172,930,000		HUF	764,758
5.375%, 2/21/23	26,430,000			28,786,234
A, 6.75%, 11/24/17	1,984,260,000		HUF	7,957,839
A, 5.50%, 12/20/18	302,340,000		HUF	1,204,418
A, 7.00%, 6/24/22	884,750,000		HUF	3,902,578
A, 6.00%, 11/24/23	1,003,280,000		HUF	4,281,485
B, 5.50%, 6/24/25	2,542,880,000		HUF	10,693,097
[c] senior bond, Reg S, 3.875%, 2/24/20	2,730,000		EUR	3,393,908
senior note, 6.25%, 1/29/20	6,420,000			7,227,700
senior note, 6.375%, 3/29/21	14,820,000			16,958,452
[c] senior note, Reg S, 4.375%, 7/04/17	2,210,000		EUR	2,632,342
[c] senior note, Reg S, 5.75%, 6/11/18	14,475,000		EUR	18,229,115
				110,022,606
Iceland 0.2%
[d]Government of Iceland, 144A, 5.875%, 5/11/22	6,830,000			7,799,416

India 2.1%
Government of India,
senior bond, 7.80%, 5/03/20	720,800,000		INR	11,063,216
senior bond, 8.28%, 9/21/27	217,800,000		INR	3,443,650
senior bond, 8.60%, 6/02/28	747,500,000		INR	12,143,192
senior note, 7.28%, 6/03/19	28,000,000		INR	423,945
senior note, 8.12%, 12/10/20	541,300,000		INR	8,423,266
senior note, 8.35%, 5/14/22	212,700,000		INR	3,341,900
senior note, 7.16%, 5/20/23	133,700,000		INR	1,970,393
senior note, 8.83%, 11/25/23	1,805,900,000		INR	29,334,635
				70,144,197
Indonesia 4.5%
Government of Indonesia,
7.875%, 4/15/19	183,634,000,000		IDR	12,002,024
8.375%, 3/15/34	81,180,000,000		IDR	4,917,901
FR31, 11.00%, 11/15/20	243,036,000,000		IDR	17,526,954

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
FR34, 12.80%, 6/15/21	390,269,000,000		IDR	30,272,503
FR35, 12.90%, 6/15/22	70,838,000,000		IDR	5,645,278
FR36, 11.50%, 9/15/19	49,810,000,000		IDR	3,611,514
FR39, 11.75%, 8/15/23	5,491,000,000		IDR	419,321
FR40, 11.00%, 9/15/25	46,856,000,000		IDR	3,486,213
FR43, 10.25%, 7/15/22	146,713,000,000		IDR	10,390,083
FR44, 10.00%, 9/15/24	4,454,000,000		IDR	311,628
FR46, 9.50%, 7/15/23	226,780,000,000		IDR	15,479,867
FR48, 9.00%, 9/15/18	16,920,000,000		IDR	1,140,575
FR61, 7.00%, 5/15/22	242,593,000,000		IDR	14,448,524
senior bond, 5.625%, 5/15/23	258,012,000,000		IDR	14,023,339
senior bond, 9.00%, 3/15/29	20,350,000,000		IDR	1,326,570
senior bond, FR53, 8.25%, 7/15/21	86,937,000,000		IDR	5,607,263
senior bond, FR56, 8.375%, 9/15/26	28,626,000,000		IDR	1,807,443
senior bond, FR70, 8.375%, 3/15/24	120,520,000,000		IDR	7,712,460
senior note, 8.50%, 10/15/16	3,358,000,000		IDR	229,026
				150,358,486
Ireland 1.6%
Government of Ireland, senior bond, 5.40%, 3/13/25	34,251,980		EUR	52,441,417

Lithuania 0.6%
[d]Government of Lithuania, 144A,
7.375%, 2/11/20	12,690,000			15,276,286
6.125%, 3/09/21	3,240,000			3,791,059
				19,067,345
Malaysia 7.7%
Government of Malaysia,
3.197%, 10/15/15	193,520,000		MYR	44,009,463
3.314%, 10/31/17	43,730,000		MYR	9,921,713
senior bond, 4.262%, 9/15/16	76,280,000		MYR	17,519,161
senior bond, 3.814%, 2/15/17	63,345,000		MYR	14,507,914
senior bond, 4.24%, 2/07/18	44,360,000		MYR	10,256,012
senior note, 3.172%, 7/15/16	169,336,000		MYR	38,509,644
senior note, 3.394%, 3/15/17	373,590,000		MYR	85,077,423
senior note, 4.012%, 9/15/17	159,870,000		MYR	36,774,281
				256,575,611
Mexico 7.7%
Government of Mexico,
8.00%, 12/17/15	8,264,450	[e]	MXN	49,355,435
6.25%, 6/16/16	5,519,810	[e]	MXN	33,256,155
7.25%, 12/15/16	18,216,300	[e]	MXN	112,191,936
7.75%, 12/14/17	7,744,100	[e]	MXN	49,275,704
[f]Mexican Udibonos, Index Linked,
5.00%, 6/16/16	597,449	[g]	MXN	3,669,037
3.50%, 12/14/17	598,989	[g]	MXN	3,769,684
4.00%, 6/13/19	411,131	[g]	MXN	2,630,139
2.50%, 12/10/20	323,786	[g]	MXN	1,944,312
				256,092,402
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	11,090,000		PEN	3,627,349

Philippines 1.3%
Government of the Philippines,
senior bond, 9.125%, 9/04/16	31,840,000		PHP	714,626
senior note, 7.00%, 1/27/16	1,053,730,000		PHP	22,826,180
senior note, 1.625%, 4/25/16	986,600,000		PHP	21,057,712
				44,598,518
Poland 6.3%
Government of Poland,
6.25%, 10/24/15	34,630,000		PLN	9,138,865
5.00%, 4/25/16	61,000,000		PLN	16,352,006
4.75%, 10/25/16	340,685,000		PLN	92,512,880
5.75%, 9/23/22	48,750,000		PLN	15,347,341

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
[h] FRN, 1.79%, 1/25/17	59,279,000	PLN	15,593,280
[h] FRN, 1.79%, 1/25/21	60,135,000	PLN	15,516,216
Strip, 1/25/16	177,077,000	PLN	46,369,078
			210,829,666
Portugal 2.5%
Government of Portugal,
[d] 144A, 5.125%, 10/15/24	28,820,000		30,858,439
[c] Reg S, 3.875%, 2/15/30	41,530,000	EUR	51,648,004
[c] senior bond, Reg S, 4.95%, 10/25/23	284,900	EUR	385,337
[c] senior bond, Reg S, 5.65%, 2/15/24	712,400	EUR	1,004,584
			83,896,364
Serbia 1.5%
[d]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	4,590,000		4,767,335
4.875%, 2/25/20	8,800,000		8,923,640
7.25%, 9/28/21	32,130,000		36,127,454
			49,818,429
Singapore 0.2%
Government of Singapore, senior note, 1.125%, 4/01/16	11,000,000	SGD	7,721,603

Slovenia 0.4%
[d]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	8,140,000		9,162,547
5.85%, 5/10/23	5,030,000		5,761,840
			14,924,387
South Korea 11.1%
Korea Monetary Stabilization Bond, senior note,
2.81%, 10/02/15	2,932,000,000	KRW	2,473,980
2.90%, 12/02/15	55,739,500,000	KRW	47,144,135
2.78%, 2/02/16	20,416,550,000	KRW	17,301,683
1.92%, 3/09/16	640,770,000	KRW	541,676
2.80%, 4/02/16	38,761,670,000	KRW	32,920,961
1.74%, 5/09/16	11,405,300,000	KRW	9,637,345
2.79%, 6/02/16	25,559,400,000	KRW	21,752,143
1.62%, 6/09/16	6,427,100,000	KRW	5,427,169
2.46%, 8/02/16	49,449,700,000	KRW	42,059,279
1.56%, 8/09/16	33,975,300,000	KRW	28,679,492
2.22%, 10/02/16	9,647,500,000	KRW	8,197,038
2.07%, 12/02/16	35,696,200,000	KRW	30,312,103
1.96%, 2/02/17	16,503,100,000	KRW	14,005,691
Korea Treasury Bond, senior note,
2.75%, 12/10/15	32,942,000,000	KRW	27,861,981
4.00%, 3/10/16	1,283,100,000	KRW	1,094,638
2.75%, 6/10/16	41,951,400,000	KRW	35,702,546
5.00%, 9/10/16	2,806,000,000	KRW	2,445,061
3.00%, 12/10/16	52,145,160,000	KRW	44,758,642
			372,315,563
Sri Lanka 1.3%
Government of Sri Lanka,
8.25%, 3/01/17	41,710,000	LKR	297,792
8.00%, 6/15/17	40,210,000	LKR	284,661
10.60%, 7/01/19	1,071,930,000	LKR	7,954,747
10.60%, 9/15/19	704,060,000	LKR	5,248,567
8.00%, 11/01/19	40,210,000	LKR	274,341
9.25%, 5/01/20	153,220,000	LKR	1,071,013
11.20%, 7/01/22	69,990,000	LKR	528,179
A, 8.50%, 11/01/15	144,870,000	LKR	1,028,664
A, 6.40%, 8/01/16	109,200,000	LKR	769,295
A, 5.80%, 1/15/17	112,300,000	LKR	778,410
A, 7.50%, 8/15/18	63,830,000	LKR	440,438
A, 8.00%, 11/15/18	512,300,000	LKR	3,558,541
A, 9.00%, 5/01/21	861,720,000	LKR	5,983,545
A, 11.00%, 8/01/21	575,640,000	LKR	4,318,423

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
B, 6.40%, 10/01/16	119,100,000		LKR	836,576
B, 8.50%, 7/15/18	146,350,000		LKR	1,036,257
C, 8.50%, 4/01/18	483,480,000		LKR	3,431,045
D, 8.50%, 6/01/18	633,000,000		LKR	4,489,115
				42,329,609
[i]Supranational 0.4%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	200,000,000		MXN	13,125,436
Ukraine 3.4%
[d]Government of Ukraine,
144A, 9.25%, 7/24/17	57,230,000			44,563,093
144A, 7.75%, 9/23/20	26,747,000			20,638,468
senior bond, 144A, 6.58%, 11/21/16	12,541,000			9,643,047
senior bond, 144A, 7.80%, 11/28/22	10,110,000			7,795,484
senior note, 144A, 4.95%, 10/13/15	290,000		EUR	251,329
senior note, 144A, 6.25%, 6/17/16	8,760,000			6,769,229
senior note, 144A, 7.95%, 2/23/21	24,098,000			18,976,070
senior note, 144A, 7.50%, 4/17/23	8,160,000			6,256,000
				114,892,720
Total Foreign Government and Agency Securities (Cost $2,316,625,763)				1,997,690,285
Quasi-Sovereign and Corporate Bonds 0.1%
South Korea 0.0%†
The Export-Import Bank of Korea, senior note, 4.625%, 2/20/17	230,000		EUR	272,563
Ukraine 0.1%
[d]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	1,100,000			835,507
7.40%, 4/20/18	840,000			638,074
[d]Ukreiximbank (BIZ Finance PLC), loan participation, senior bond, 144A, 9.75%, 1/22/25	2,480,000			2,134,995
				3,608,576
Total Quasi-Sovereign and Corporate Bonds (Cost $4,301,421)				3,881,139
Total Investments before Short Term Investments (Cost $2,320,927,184)				2,001,571,424

Short Term Investments 31.1%
Foreign Government and Agency Securities 18.3%
Indonesia 0.1%
[j]Indonesia Treasury Bill, 1/07/16 - 2/04/16	40,862,000,000		IDR	2,736,917
Malaysia 2.3%
[j]Bank of Negara Monetary Note, 10/01/15 - 9/15/16	264,360,000		MYR	59,504,347
[j]Malaysia Treasury Bill, 10/09/15 - 5/27/16	71,710,000		MYR	16,189,416
				75,693,763
Mexico 9.4%
[j]Mexico Treasury Bill,
3/31/16	132,797,920	[k]	MXN	77,211,197
10/01/15 - 5/26/16	329,790,000	[k]	MXN	192,684,635
6/23/16	76,872,200	[k]	MXN	44,313,161
				314,208,993
Philippines 0.5%
[j]Philippine Treasury Bill, 10/07/15 - 9/07/16	816,220,000		PHP	17,389,134
Singapore 3.9%
[j]Monetary Authority of Singapore Treasury Bill,
11/06/15	56,520,000		SGD	39,674,169
10/02/15 - 1/05/16	131,030,000		SGD	91,958,031
				131,632,200
South Korea 2.1%
Korea Monetary Stabilization Bond,
[j] 10/06/15 - 12/15/15	67,021,300,000		KRW	56,436,579
senior note, 2.13%, 10/08/15	3,266,500,000		KRW	2,756,417

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)
senior note, 1.57%, 7/09/16	5,579,800,000	KRW	4,710,657
senior note, 1.52%, 9/09/16	8,119,500,000	KRW	6,851,689
			70,755,342
Total Foreign Government and Agency Securities (Cost $659,932,174)			612,416,349
U.S. Government and Agency Securities 4.6%
United States 4.6%
[j]FHLB,
10/02/15	75,089,000		75,088,925
10/07/15	81,000,000		80,999,757
Total U.S. Government and Agency Securities (Cost $156,088,401)			156,088,682
Total Investments before Repurchase Agreements (Cost $3,136,947,759)			2,770,076,455
Repurchase Agreements (Cost $275,291,673) 8.2%
United States 8.2%
[l]Joint Repurchase Agreement, 0.071%, 10/01/15 (Maturity Value $275,292,218)	275,291,673		275,291,673
BNP Paribas Securities Corp. (Maturity Value $79,220,842)
HSBC Securities (USA) Inc. (Maturity Value $158,441,683)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $37,629,693)
Collateralized by U.S. Government Agency Securities, 0.000% - 5.125%,
12/01/15 - 2/01/20; U.S. Government Agency Securities, Strips, 6/01/17; and
U.S. Treasury Notes, 2.125% - 3.125%, 5/15/19 - 8/31/20 (valued at
$280,936,639)
Total Investments (Cost $3,412,239,432) 90.9%			3,045,368,128
Other Assets, less Liabilities 9.1%			303,621,673
Net Assets 100.0%			$3,348,989,801

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2015, the aggregate value of these securities was $77,293,290, representing 2.31% of net assets.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2015, the aggregate value of these securities was $240,969,312, representing 7.20% of net assets.
e Principal amount is stated in 100 Mexican Peso Units.
f Principal amount of security is adjusted for inflation.
g Principal amount is stated in Unidad de Inversion Units.
h The coupon rate shown represents the rate at period end.
i A supranational organization is an entity formed by two or more central governments through international treaties.
j The security is traded on a discount basis with no stated coupon rate.
k Principal amount is stated in 10 Mexican Peso Units.
l Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2015, all repurchase agreements had been entered into on that date.

At September 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forw ard Exchange Contracts
Chilean Peso	DBAB	Buy	1,346,508,000	1,912,653	10/01/15	$21,300	$-
Chilean Peso	DBAB	Sell	1,346,508,000	1,905,885	10/01/15	-	(28,068)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Euro	DBAB	Buy	14,880,000	16,728,096		10/01/15	-	(96,465)
Euro	DBAB	Sell	14,880,000	18,981,226		10/01/15	2,349,594	-
Indian Rupee	HSBC	Buy	120,016,750	1,848,024		10/05/15	-	(18,289)
Indian Rupee	HSBC	Sell	120,016,750	1,825,577		10/05/15	-	(4,157)
Polish Zloty	BZWS	Buy	17,528,000	4,129,847	EUR	10/05/15	-	(4,757)
Chilean Peso	DBAB	Buy	1,705,528,000	2,462,145		10/06/15	-	(13,707)
Chilean Peso	DBAB	Buy	1,461,296,000	2,289,894		10/07/15	-	(192,273)
Euro	JPHQ	Sell	6,370,000	8,073,147		10/07/15	952,631	-
Japanese Yen	JPHQ	Sell	5,663,900,000	52,286,176		10/07/15	5,039,667	-
Mexican Peso	HSBC	Buy	377,048,070	27,308,472		10/07/15	-	(5,029,738)
Mexican Peso	HSBC	Sell	377,048,070	24,541,648		10/07/15	2,262,915	-
Chilean Peso	CITI	Buy	2,285,090,000	3,537,017		10/08/15	-	(257,191)
Chilean Peso	MSCO	Buy	2,370,410,000	3,667,662		10/08/15	-	(265,375)
Euro	DBAB	Sell	6,200,000	6,751,490		10/08/15	-	(179,103)
Euro	DBAB	Sell	12,680,000	16,085,214		10/09/15	1,910,816	-
Indian Rupee	DBAB	Buy	258,123,000	4,018,423		10/09/15	-	(86,205)
Japanese Yen	HSBC	Sell	2,816,800,000	26,142,602		10/09/15	2,645,150	-
Euro	HSBC	Sell	8,692,000	9,430,472		10/13/15	-	(286,519)
Japanese Yen	BZWS	Sell	1,426,300,000	13,246,191		10/13/15	1,347,564	-
Japanese Yen	DBAB	Sell	1,406,600,000	13,071,276		10/13/15	1,336,993	-
Mexican Peso	DBAB	Buy	259,112,000	18,946,476		10/14/15	-	(3,645,595)
Mexican Peso	DBAB	Sell	259,112,000	16,792,741		10/14/15	1,491,861	-
Chilean Peso	DBAB	Buy	642,230,000	992,474		10/15/15	-	(71,285)
Malaysian Ringgit	DBAB	Buy	60,000,000	15,166,298	EUR	10/15/15	-	(3,310,392)
Indian Rupee	JPHQ	Buy	82,107,000	1,263,553		10/19/15	-	(15,152)
Japanese Yen	JPHQ	Sell	652,895,000	6,177,044		10/19/15	729,997	-
Euro	HSBC	Sell	12,569,000	16,093,348		10/20/15	2,040,653	-
Indian Rupee	DBAB	Buy	491,655,000	7,645,019		10/20/15	-	(171,063)
Japanese Yen	JPHQ	Sell	1,233,160,000	11,663,845		10/20/15	1,375,571	-
Malaysian Ringgit	JPHQ	Buy	8,104,000	2,421,490		10/20/15	-	(578,485)
Chilean Peso	DBAB	Buy	1,216,245,000	1,779,697		10/21/15	-	(36,159)
Malaysian Ringgit	JPHQ	Buy	15,728,213	4,190,949		10/21/15	-	(614,038)
Polish Zloty	DBAB	Buy	59,155,000	14,041,063	EUR	10/21/15	-	(143,372)
Singapore Dollar	HSBC	Buy	9,120,000	6,505,225		10/21/15	-	(101,630)
Japanese Yen	BZWS	Sell	735,200,000	6,909,125		10/22/15	775,190	-
Chilean Peso	DBAB	Buy	2,227,910,000	3,401,389		10/23/15	-	(208,195)
Chilean Peso	MSCO	Buy	5,144,400,000	7,639,256		10/23/15	-	(265,946)
Indian Rupee	DBAB	Buy	79,271,000	1,232,141		10/23/15	-	(27,788)
Malaysian Ringgit	HSBC	Buy	14,613,000	4,370,308		10/23/15	-	(1,046,994)
Chilean Peso	DBAB	Buy	1,812,300,000	2,636,226		10/26/15	-	(39,453)
Chilean Peso	JPHQ	Buy	1,501,938,000	2,277,389		10/26/15	-	(125,321)
Euro	DBAB	Sell	4,545,000	5,769,196		10/26/15	687,217	-
Malaysian Ringgit	DBAB	Buy	10,811,000	3,244,306		10/26/15	-	(785,621)
Malaysian Ringgit	DBAB	Sell	10,811,000	2,970,300		10/26/15	511,615	-
Malaysian Ringgit	HSBC	Buy	7,209,825	2,163,813		10/26/15	-	(524,123)
Euro	BZWS	Sell	5,604,306	7,117,300		10/27/15	850,765	-
Indian Rupee	DBAB	Buy	130,201,000	2,017,563		10/27/15	-	(40,960)
Chilean Peso	DBAB	Buy	2,687,341,000	3,989,956		10/28/15	13,127	(153,230)
Indian Rupee	DBAB	Buy	98,937,000	1,491,597		10/28/15	10,094	-
Chilean Peso	JPHQ	Buy	675,370,000	1,008,994		10/29/15	-	(41,559)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Indian Rupee	JPHQ	Buy	358,075,000	5,524,817		10/29/15	-	(90,912)
Euro	DBAB	Sell	3,319,244	4,238,509		10/30/15	526,877	-
Indian Rupee	DBAB	Buy	609,812,988	9,292,270		10/30/15	35,963	(75,900)
Indian Rupee	HSBC	Buy	679,529,000	10,481,027		10/30/15	-	(170,933)
Malaysian Ringgit	JPHQ	Buy	7,468,000	2,236,263		10/30/15	-	(537,832)
Chilean Peso	DBAB	Buy	1,982,198,000	2,846,642		11/02/15	27,296	(35,622)
Euro	DBAB	Sell	224,556	284,400		11/03/15	33,282	-
Chilean Peso	DBAB	Buy	1,271,380,000	1,873,396		11/04/15	-	(53,251)
Euro	UBSW	Sell	32,701,000	41,113,332		11/04/15	4,543,538	-
Chilean Peso	BZWS	Buy	1,142,900,000	1,672,741		11/05/15	-	(36,689)
Indian Rupee	HSBC	Buy	240,033,500	3,665,254		11/05/15	3,404	(30,579)
Chilean Peso	DBAB	Buy	760,285,000	1,112,829		11/06/15	-	(24,592)
Euro	BZWS	Sell	1,581,109	1,986,252		11/06/15	218,027	-
Indian Rupee	DBAB	Buy	457,757,494	7,032,685		11/06/15	-	(95,873)
Chilean Peso	MSCO	Buy	1,592,750,000	2,309,438		11/09/15	-	(30,304)
Euro	GSCO	Sell	2,990,000	3,366,292		11/09/15	22,275	-
Chilean Peso	CITI	Buy	3,039,493,000	4,411,136		11/10/15	-	(62,212)
Chilean Peso	MSCO	Buy	2,814,050,000	4,074,200		11/10/15	-	(47,842)
Euro	DBAB	Sell	15,875,000	19,827,081		11/10/15	2,072,185	-
Indian Rupee	DBAB	Buy	39,609,000	612,905		11/10/15	-	(13,092)
Indian Rupee	JPHQ	Buy	60,607,000	938,116		11/10/15	-	(20,323)
Japanese Yen	CITI	Sell	341,992,119	2,999,865		11/10/15	145,874	-
Chilean Peso	DBAB	Buy	2,296,779,000	3,349,935		11/12/15	-	(64,321)
Euro	JPHQ	Sell	8,969,211	11,238,870		11/12/15	1,207,206	-
Euro	MSCO	Sell	4,572,000	5,715,937		11/12/15	602,358	-
Japanese Yen	CITI	Sell	796,524,000	6,841,843		11/12/15	195,334	(807)
Japanese Yen	HSBC	Sell	413,563,000	3,625,281		11/12/15	173,930	-
Japanese Yen	JPHQ	Sell	335,950,000	2,951,798		11/12/15	148,159	-
Singapore Dollar	HSBC	Buy	6,206,000	4,474,728		11/12/15	-	(120,491)
Singapore Dollar	HSBC	Sell	6,206,000	4,385,525		11/12/15	31,288	-
Chilean Peso	DBAB	Buy	1,866,989,500	2,703,431		11/13/15	-	(32,900)
Euro	BZWS	Sell	2,643,000	3,298,966		11/13/15	342,839	-
Euro	CITI	Sell	5,658,426	6,336,192		11/13/15	7,390	-
Euro	GSCO	Sell	2,279,000	2,545,711		11/13/15	-	(3,291)
Euro	SCNY	Sell	629,000	703,235		11/13/15	-	(286)
Indian Rupee	HSBC	Buy	402,232,000	6,209,061		11/13/15	-	(121,103)
Japanese Yen	GSCO	Sell	490,555,000	4,099,334		11/13/15	5,402	-
Japanese Yen	SCNY	Sell	366,681,000	3,063,922		11/13/15	3,782	-
Chilean Peso	DBAB	Buy	642,230,000	935,309		11/16/15	-	(16,931)
Chilean Peso	JPHQ	Buy	612,933,000	889,404		11/16/15	-	(12,921)
Euro	DBAB	Sell	10,778,730	13,489,042		11/16/15	1,432,717	-
Euro	GSCO	Sell	3,095,000	3,488,344		11/16/15	26,495	-
Euro	MSCO	Sell	5,391,000	6,746,028		11/16/15	716,037	-
Indian Rupee	DBAB	Buy	239,338,000	3,701,742		11/16/15	-	(81,147)
Japanese Yen	CITI	Sell	366,680,000	3,064,119		11/16/15	3,870	-
Japanese Yen	MSCO	Sell	300,000,000	2,616,089		11/16/15	112,341	-
Japanese Yen	SCNY	Sell	340,600,700	2,975,146		11/16/15	132,551	-
Polish Zloty	DBAB	Buy	48,232,000	11,328,448	EUR	11/16/15	2,315	-
Chilean Peso	MSCO	Buy	5,450,725,000	7,887,188		11/17/15	-	(93,490)
Australian Dollar	JPHQ	Sell	57,889,000	46,565,912		11/18/15	6,050,726	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Euro	DBAB	Sell	2,240,000	2,791,376		11/18/15	285,788	-
Euro	UBSW	Sell	3,245,000	4,046,191		11/18/15	416,443	-
Japanese Yen	BOFA	Sell	1,105,661,700	9,315,621		11/18/15	87,725	-
Japanese Yen	DBAB	Sell	796,770,000	6,869,891		11/18/15	220,018	-
Singapore Dollar	HSBC	Buy	3,667,000	2,608,294		11/18/15	-	(35,986)
Singapore Dollar	HSBC	Sell	3,667,000	2,590,860		11/18/15	18,553	-
Australian Dollar	CITI	Sell	13,307,000	10,617,456		11/19/15	1,304,674	-
Australian Dollar	JPHQ	Sell	42,398,000	33,791,206		11/19/15	4,119,356	-
Chilean Peso	BZWS	Buy	727,392,000	1,038,109		11/19/15	3,641	(1,891)
Euro	DBAB	Sell	5,073,398	6,346,537		11/19/15	671,512	-
Japanese Yen	CITI	Sell	986,239,000	8,516,377		11/19/15	285,083	-
Malaysian Ringgit	DBAB	Buy	7,197,960	2,106,145		11/19/15	-	(470,889)
Malaysian Ringgit	DBAB	Sell	7,197,960	1,973,991		11/19/15	338,735	-
Singapore Dollar	DBAB	Buy	11,645,100	8,782,127		11/19/15	-	(613,662)
Japanese Yen	CITI	Sell	1,107,834,000	9,558,533		11/20/15	312,273	-
Malaysian Ringgit	HSBC	Buy	4,326,000	1,262,365		11/20/15	-	(279,624)
Chilean Peso	DBAB	Buy	2,188,820,000	3,175,286		11/23/15	-	(47,408)
Euro	GSCO	Sell	4,454,000	4,999,615		11/23/15	17,111	-
Indian Rupee	JPHQ	Buy	378,455,000	5,852,910		11/23/15	-	(134,780)
Japanese Yen	HSBC	Sell	207,909,000	1,778,520		11/24/15	43,172	-
Chilean Peso	JPHQ	Buy	593,800,000	838,878		11/27/15	9,352	-
Singapore Dollar	BZWS	Buy	21,427,761	16,002,211		11/27/15	-	(975,766)
Singapore Dollar	BZWS	Sell	21,427,761	15,257,591		11/27/15	231,146	-
Chilean Peso	DBAB	Buy	4,238,800,000	6,149,070		11/30/15	-	(95,776)
Euro	DBAB	Sell	837,570	1,044,140		11/30/15	107,070	-
Singapore Dollar	DBAB	Buy	5,960,000	4,435,858		11/30/15	-	(256,785)
Euro	GSCO	Sell	463,000	505,865		12/01/15	-	(12,151)
Chilean Peso	BZWS	Buy	3,010,700,000	4,304,690		12/02/15	-	(6,026)
Chilean Peso	MSCO	Buy	3,307,630,000	4,711,388		12/02/15	11,231	-
Indian Rupee	JPHQ	Buy	139,661,000	2,073,660		12/03/15	32,816	-
Polish Zloty	CITI	Buy	5,990,000	1,408,202	EUR	12/03/15	-	(2,409)
Euro	DBAB	Sell	5,440,000	6,787,488		12/04/15	700,636	-
Singapore Dollar	CITI	Buy	21,075,381	14,898,210		12/08/15	-	(124,850)
Euro	HSBC	Sell	2,155,292	2,655,061		12/09/15	243,194	-
Euro	SCNY	Sell	2,400,751	2,965,696		12/09/15	279,149	-
Japanese Yen	HSBC	Sell	2,052,400,000	16,392,317		12/09/15	-	(746,480)
Polish Zloty	DBAB	Buy	17,528,000	4,111,948	EUR	12/10/15	1,014	-
Chilean Peso	DBAB	Buy	1,866,989,500	2,695,624		12/11/15	-	(32,233)
Euro	MSCO	Sell	1,412,000	1,769,808		12/11/15	189,640	-
Indian Rupee	CITI	Buy	69,318,000	1,026,021		12/11/15	18,017	-
Mexican Peso	CITI	Buy	95,083,400	6,461,665		12/11/15	-	(872,962)
Mexican Peso	CITI	Sell	95,083,400	6,158,092		12/11/15	569,389	-
Malaysian Ringgit	JPHQ	Buy	13,361,013	3,526,171		12/14/15	-	(495,638)
Singapore Dollar	JPHQ	Buy	5,686,000	4,225,624		12/14/15	-	(240,762)
Euro	BOFA	Sell	17,769,000	22,094,863		12/15/15	2,207,633	-
Euro	JPHQ	Sell	5,095,000	6,360,241		12/15/15	657,870	-
Chilean Peso	DBAB	Buy	1,231,460,000	1,773,544		12/17/15	-	(17,784)
Mexican Peso	CITI	Buy	45,585,080	3,001,981		12/18/15	-	(324,167)
Mexican Peso	CITI	Sell	45,585,080	2,950,701		12/18/15	272,886	-
Chilean Peso	JPHQ	Buy	1,792,000,000	2,608,253		12/21/15	-	(54,274)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Japanese Yen	DBAB	Sell	1,453,310,000	12,440,592		12/21/15	298,608	-
Japanese Yen	HSBC	Sell	1,455,540,000	12,445,832		12/21/15	285,217	-
Japanese Yen	BZWS	Sell	696,650,000	5,891,731		12/22/15	71,184	-
Japanese Yen	CITI	Sell	1,086,780,000	9,203,760		12/22/15	123,657	-
Malaysian Ringgit	HSBC	Buy	36,880,000	9,737,551		12/22/15	-	(1,377,216)
Singapore Dollar	HSBC	Buy	6,864,000	5,085,462		12/22/15	-	(276,471)
Singapore Dollar	DBAB	Buy	8,589,700	6,413,335		12/23/15	-	(395,526)
Malaysian Ringgit	HSBC	Buy	12,713,000	2,919,844		12/28/15	-	(39,159)
Euro	BZWS	Sell	6,863,000	8,364,804		1/05/16	679,862	-
Euro	DBAB	Sell	2,285,618	2,741,416		1/07/16	181,952	-
Japanese Yen	DBAB	Sell	770,370,000	6,468,045		1/07/16	28,473	-
Japanese Yen	GSCO	Sell	329,010,000	2,778,449		1/08/16	28,174	-
Euro	BZWS	Sell	6,181,000	7,355,019		1/11/16	432,859	-
Malaysian Ringgit	JPHQ	Buy	3,956,000	1,070,202		1/11/16	-	(174,535)
Euro	CITI	Sell	5,040,000	5,988,528		1/13/16	343,941	-
Euro	SCNY	Sell	15,572,000	18,495,643		1/13/16	1,055,660	-
Japanese Yen	CITI	Sell	138,680,000	1,169,743		1/14/16	10,333	-
Japanese Yen	SCNY	Sell	415,980,000	3,530,640		1/14/16	52,912	-
Euro	DBAB	Sell	9,460,000	11,193,545		1/15/16	598,286	-
Euro	JPHQ	Sell	29,033,000	34,339,030		1/15/16	1,821,889	-
Japanese Yen	BZWS	Sell	1,089,820,000	9,275,616		1/15/16	164,172	-
Japanese Yen	JPHQ	Sell	708,450,000	6,007,072		1/15/16	84,073	-
Malaysian Ringgit	JPHQ	Buy	1,700,000	461,180		1/15/16	-	(76,376)
Euro	BZWS	Sell	30,339,000	35,732,221		1/19/16	1,780,442	(31,028)
Euro	JPHQ	Sell	27,973,000	33,054,295		1/19/16	1,721,653	-
Japanese Yen	HSBC	Sell	536,380,000	4,369,410		1/19/16	-	(115,384)
Japanese Yen	SCNY	Sell	707,660,000	5,731,990		1/19/16	-	(184,914)
Malaysian Ringgit	JPHQ	Buy	1,856,000	499,327		1/19/16	-	(79,310)
Euro	BZWS	Sell	3,518,000	3,837,012		1/20/16	-	(103,595)
Euro	DBAB	Sell	4,856,000	5,692,932		1/20/16	253,594	-
Japanese Yen	JPHQ	Sell	652,895,000	5,619,274		1/20/16	160,155	-
Euro	BZWS	Sell	2,638,000	3,078,810		1/21/16	123,850	-
Euro	DBAB	Sell	1,935,000	2,106,828		1/22/16	-	(60,712)
Euro	JPHQ	Sell	300,000	349,890		1/22/16	13,837	-
Japanese Yen	DBAB	Sell	858,140,000	6,945,128		1/22/16	-	(230,437)
Malaysian Ringgit	DBAB	Buy	12,933,000	3,084,721	EUR	1/22/16	-	(529,168)
Euro	JPHQ	Sell	28,236,000	33,053,880		1/25/16	1,422,549	-
Singapore Dollar	JPHQ	Buy	5,740,000	4,174,242		1/25/16	-	(156,744)
Euro	DBAB	Sell	4,715,000	5,199,702		1/27/16	-	(82,497)
Euro	GSCO	Sell	4,711,000	5,179,721		1/27/16	-	(97,997)
Japanese Yen	GSCO	Sell	944,420,000	8,073,691		1/27/16	175,823	-
Japanese Yen	JPHQ	Sell	490,100,000	3,962,998		1/27/16	-	(135,544)
Japanese Yen	DBAB	Sell	8,368,505,770	71,593,000		1/28/16	1,608,484	-
Japanese Yen	HSBC	Sell	1,162,462,488	9,934,091		1/28/16	212,597	-
Euro	CITI	Sell	4,998,400	5,694,777		1/29/16	94,844	-
Euro	DBAB	Sell	57,063,000	65,106,030		1/29/16	1,175,772	-
Japanese Yen	DBAB	Sell	897,860,782	7,658,576		1/29/16	149,744	-
Malaysian Ringgit	HSBC	Buy	3,005,000	774,584		1/29/16	-	(94,939)
Euro	BZWS	Sell	7,003,000	7,692,375		2/08/16	-	(155,099)
Japanese Yen	JPHQ	Sell	1,719,500,000	14,740,045		2/08/16	356,726	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Japanese Yen	SCNY	Sell	1,720,000,000	14,741,804	2/08/16	354,302	-
Euro	CITI	Sell	6,572,000	7,548,599	2/09/16	183,939	-
Euro	DBAB	Sell	1,738,000	2,000,264	2/09/16	52,641	-
Euro	GSCO	Sell	2,045,000	2,350,728	2/09/16	59,077	-
Japanese Yen	BZWS	Sell	1,720,220,000	14,743,563	2/09/16	353,911	-
Japanese Yen	CITI	Sell	366,860,000	3,145,179	2/09/16	76,393	-
Japanese Yen	JPHQ	Sell	1,723,960,000	14,770,681	2/09/16	349,743	-
Euro	HSBC	Sell	1,800,000	2,044,332	2/10/16	27,187	-
Malaysian Ringgit	HSBC	Buy	1,320,000	332,251	2/10/16	-	(33,911)
Singapore Dollar	DBAB	Buy	6,207,000	4,480,941	2/10/16	-	(138,476)
Euro	BZWS	Sell	6,341,000	7,206,694	2/11/16	100,588	-
Malaysian Ringgit	HSBC	Buy	2,230,000	556,248	2/11/16	-	(52,265)
Japanese Yen	CITI	Sell	684,870,000	5,510,258	2/12/16	-	(219,054)
Japanese Yen	GSCO	Sell	394,373,000	3,346,540	2/12/16	47,394	-
Japanese Yen	HSBC	Sell	1,035,240,000	8,788,190	2/12/16	127,840	-
Japanese Yen	JPHQ	Sell	1,034,700,000	8,783,792	2/12/16	127,960	-
Malaysian Ringgit	HSBC	Buy	6,100,000	1,520,439	2/12/16	-	(141,908)
Singapore Dollar	BZWS	Buy	1,717,028	1,234,828	2/12/16	-	(33,647)
Singapore Dollar	BZWS	Sell	1,717,028	1,219,697	2/12/16	18,516	-
Euro	SCNY	Sell	657,000	747,354	2/16/16	11,001	-
Japanese Yen	CITI	Sell	1,371,360,000	11,534,793	2/16/16	61,627	-
Japanese Yen	JPHQ	Sell	686,710,000	5,795,143	2/16/16	49,943	-
Euro	GSCO	Sell	2,038,000	2,341,519	2/17/16	57,318	-
Euro	JPHQ	Sell	3,942,000	4,525,613	2/17/16	107,398	-
Japanese Yen	GSCO	Sell	810,877,280	6,875,979	2/17/16	91,815	-
Japanese Yen	JPHQ	Sell	831,970,000	7,042,327	2/17/16	81,693	-
Malaysian Ringgit	HSBC	Buy	4,899,000	1,165,014	2/19/16	-	(58,343)
Euro	BZWS	Sell	6,280,000	7,197,948	2/22/16	158,528	-
Euro	DBAB	Sell	3,964,000	4,389,179	2/22/16	-	(54,175)
Japanese Yen	DBAB	Sell	371,821,000	3,022,370	2/24/16	-	(88,921)
Japanese Yen	HSBC	Sell	746,218,000	6,064,594	2/24/16	-	(179,542)
Singapore Dollar	DBAB	Buy	3,667,000	2,602,001	2/24/16	-	(37,516)
Japanese Yen	BZWS	Sell	343,460,000	2,910,135	2/25/16	36,099	-
Japanese Yen	HSBC	Sell	385,460,000	3,267,552	2/25/16	42,064	-
Euro	BOFA	Sell	2,694,506	3,076,668	2/26/16	56,063	-
Euro	BZWS	Sell	13,673,773	15,603,553	2/26/16	274,928	-
Euro	DBAB	Sell	1,530,900	1,744,154	2/26/16	27,979	-
Japanese Yen	BZWS	Sell	1,576,550,000	13,282,362	2/26/16	89,679	-
Singapore Dollar	DBAB	Buy	15,499,000	10,904,038	2/26/16	-	(65,535)
Singapore Dollar	DBAB	Sell	15,499,000	11,010,550	2/26/16	172,046	-
Euro	DBAB	Sell	2,579,651	2,951,043	2/29/16	59,006	-
Euro	HSBC	Sell	18,537,726	21,216,799	2/29/16	434,218	-
Japanese Yen	DBAB	Sell	229,660,000	1,943,965	2/29/16	22,029	-
Japanese Yen	HSBC	Sell	1,247,125,000	10,442,309	2/29/16	5,603	-
Malaysian Ringgit	HSBC	Buy	2,087,700	485,568	2/29/16	-	(14,234)
Malaysian Ringgit	JPHQ	Buy	8,340,000	1,954,993	2/29/16	-	(72,096)
Euro	DBAB	Sell	1,732,000	1,952,137	3/02/16	10,314	-
Japanese Yen	JPHQ	Sell	848,300,000	7,158,801	3/03/16	59,247	-
Euro	DBAB	Sell	8,105,300	9,138,726	3/04/16	51,116	-
Japanese Yen	HSBC	Sell	400,800,000	3,371,609	3/04/16	17,180	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Euro	DBAB	Sell	1,536,000	1,730,765	3/07/16	8,500	-
Euro	BZWS	Sell	7,226,276	8,050,361	3/09/16	-	(52,570)
Euro	GSCO	Sell	21,480,000	23,909,818	3/09/16	-	(176,024)
Euro	HSBC	Sell	1,844,000	2,050,344	3/09/16	-	(17,361)
Japanese Yen	BZWS	Sell	1,712,605,900	14,359,548	3/09/16	24,632	-
Euro	CITI	Sell	31,404,613	34,460,282	3/10/16	-	(754,938)
Euro	MSCO	Sell	5,225,000	5,727,384	3/10/16	-	(131,613)
Mexican Peso	CITI	Buy	30,688,400	1,927,506	3/11/16	-	(137,193)
Mexican Peso	CITI	Sell	30,688,400	1,973,569	3/11/16	183,255	-
Mexican Peso	HSBC	Buy	135,500,950	8,518,858	3/11/16	-	(613,944)
Mexican Peso	HSBC	Sell	135,500,950	8,714,728	3/11/16	809,815	-
Mexican Peso	CITI	Buy	13,389,800	834,177	3/14/16	-	(53,230)
Mexican Peso	CITI	Sell	13,389,800	860,892	3/14/16	79,945	-
Singapore Dollar	DBAB	Buy	12,363,000	8,687,983	3/14/16	-	(46,490)
Singapore Dollar	DBAB	Sell	12,363,000	8,779,604	3/14/16	138,111	-
Euro	BZWS	Sell	1,161,439	1,242,902	3/16/16	-	(59,634)
Euro	CITI	Sell	861,168	922,742	3/16/16	-	(43,045)
Euro	JPHQ	Sell	541,000	579,330	3/16/16	-	(27,393)
Japanese Yen	CITI	Sell	286,112,008	2,381,889	3/16/16	-	(13,298)
Singapore Dollar	HSBC	Buy	10,521,600	7,427,099	3/16/16	-	(73,108)
Mexican Peso	CITI	Buy	12,505,100	784,806	3/18/16	-	(55,697)
Mexican Peso	CITI	Sell	12,505,100	803,763	3/18/16	74,654	-
Euro	BZWS	Sell	678,250	770,763	3/21/16	10,034	-
Japanese Yen	CITI	Sell	1,866,452,000	15,518,075	3/22/16	-	(108,949)
Japanese Yen	MSCO	Sell	575,230,000	4,781,868	3/22/16	-	(34,293)
Euro	BZWS	Sell	744,197	799,573	3/23/16	-	(35,159)
Euro	DBAB	Sell	8,070,000	9,097,311	3/23/16	45,559	-
Mexican Peso	CITI	Buy	75,637,200	4,824,170	3/23/16	-	(415,961)
Mexican Peso	CITI	Sell	75,637,200	4,859,722	3/23/16	451,512	-
Euro	BZWS	Sell	1,647,381	1,841,591	3/24/16	-	(6,242)
Japanese Yen	DBAB	Sell	725,287,000	6,040,535	3/24/16	-	(32,253)
Japanese Yen	BZWS	Sell	983,714,840	8,304,475	3/28/16	67,175	-
Malaysian Ringgit	HSBC	Buy	7,634,000	2,020,218	3/28/16	-	(299,492)
Philippine Peso	JPHQ	Buy	123,740,000	2,604,450	3/28/16	10,899	-
Euro	BOFA	Sell	50,857,200	56,167,756	3/29/16	-	(884,091)
Euro	BZWS	Sell	18,402,361	20,274,801	3/29/16	-	(369,054)
Euro	CITI	Sell	1,532,964	1,731,184	3/29/16	11,498	-
Euro	DBAB	Sell	6,489,000	7,250,606	3/29/16	25,127	(53,912)
Euro	GSCO	Sell	30,376,000	33,387,780	3/29/16	-	(688,160)
Euro	HSBC	Sell	20,544,891	22,609,653	3/29/16	-	(437,703)
Japanese Yen	JPHQ	Sell	285,510,329	2,375,393	3/29/16	-	(15,440)
South Korean Won	DBAB	Buy	21,440,000,000	19,317,056	3/29/16	-	(1,298,948)
Euro	BOFA	Sell	14,283,200	15,836,712	3/30/16	-	(186,660)
Euro	BZWS	Sell	6,085,000	6,725,659	3/30/16	-	(100,698)
Euro	BZWS	Sell	6,085,000	6,838,506	3/31/16	11,974	-
Euro	GSCO	Sell	4,020,000	4,415,568	3/31/16	-	(94,318)
Euro	HSBC	Sell	5,430,000	6,102,587	3/31/16	10,875	-
Japanese Yen	JPHQ	Sell	172,207,000	1,441,998	3/31/16	-	(123)
Malaysian Ringgit	HSBC	Buy	7,790,000	1,755,097	3/31/16	476	-
South Korean Won	HSBC	Buy	9,530,000,000	7,966,895	3/31/16	42,031	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Euro	CITI	Sell	6,421,600	7,126,576		4/08/16	-	(79,053)
Malaysian Ringgit	HSBC	Buy	4,010,000	1,072,422		4/11/16	-	(169,313)
Euro	DBAB	Sell	7,243,000	7,842,938		4/13/16	-	(285,420)
Euro	SCNY	Sell	4,346,000	4,664,236		4/13/16	-	(213,003)
Japanese Yen	CITI	Sell	261,800,000	2,191,455		4/13/16	-	(1,719)
Euro	JPHQ	Sell	3,907,000	4,175,098		4/14/16	-	(209,591)
Euro	HSBC	Sell	6,919,000	7,372,195		4/18/16	-	(393,555)
Japanese Yen	BZWS	Sell	700,840,000	5,918,507		4/18/16	46,574	-
Japanese Yen	JPHQ	Sell	917,650,000	7,782,224		4/21/16	93,141	-
Euro	BZWS	Sell	6,575,679	7,186,987		4/29/16	-	(195,509)
Euro	SCNY	Sell	11,263,000	12,403,942		4/29/16	-	(240,995)
Euro	BZWS	Sell	1,259,000	1,410,584		5/09/16	-	(3,255)
Euro	BZWS	Sell	8,551,980	9,822,804		5/18/16	216,838	-
Japanese Yen	CITI	Sell	1,104,534,000	9,341,458		5/18/16	79,692	-
Japanese Yen	BOFA	Sell	1,102,846,375	9,272,759		5/19/16	24,894	-
Japanese Yen	BZWS	Sell	1,105,842,500	9,295,919		5/19/16	22,930	-
Japanese Yen	HSBC	Sell	1,106,730,400	9,348,570		5/19/16	68,135	-
Euro	JPHQ	Sell	15,309,581	17,571,036		5/20/16	373,747	-
Japanese Yen	JPHQ	Sell	715,709,000	6,026,186		5/20/16	24,480	-
Euro	DBAB	Sell	3,887,000	4,355,461		5/23/16	-	(11,151)
Malaysian Ringgit	HSBC	Buy	298,500	80,621		5/23/16	-	(13,563)
Euro	BZWS	Sell	2,680,925	3,122,674		5/26/16	110,721	-
Euro	JPHQ	Sell	4,730,771	5,303,265		5/26/16	-	(11,640)
Japanese Yen	BZWS	Sell	1,085,075,000	9,215,074		5/26/16	114,506	-
Japanese Yen	SCNY	Sell	937,086,000	7,905,230		5/26/16	45,852	-
Euro	BZWS	Sell	2,836,669	3,093,785		5/31/16	-	(93,552)
Malaysian Ringgit	HSBC	Buy	1,229,300	332,243		5/31/16	-	(56,213)
Euro	BZWS	Sell	7,895,591	8,783,253		6/06/16	-	(89,756)
Euro	GSCO	Sell	2,033,100	2,315,111		6/08/16	30,211	-
Japanese Yen	CITI	Sell	1,370,500,000	11,124,577		6/08/16	-	(373,910)
Japanese Yen	BZWS	Sell	1,689,110,000	13,602,548		6/10/16	-	(569,842)
Japanese Yen	CITI	Sell	2,595,800,000	20,921,217		6/10/16	-	(858,708)
Japanese Yen	HSBC	Sell	1,798,900,000	14,511,354		6/10/16	-	(582,223)
Euro	GSCO	Sell	8,105,300	9,231,531		6/13/16	121,215	-
Japanese Yen	DBAB	Sell	595,700,000	4,837,348		6/13/16	-	(161,249)
Japanese Yen	JPHQ	Sell	1,666,680,000	13,520,949		6/13/16	-	(464,380)
Euro	DBAB	Sell	2,383,000	2,715,524		6/15/16	36,906	-
Japanese Yen	CITI	Sell	310,702,000	2,533,220		6/16/16	-	(74,132)
Japanese Yen	JPHQ	Sell	702,800,000	5,727,441		6/16/16	-	(170,324)
Malaysian Ringgit	JPHQ	Buy	14,772,000	3,838,877		6/20/16	-	(525,883)
Euro	BZWS	Sell	1,124,367	1,291,195		6/22/16	27,120	-
Japanese Yen	DBAB	Sell	1,455,820,000	11,913,421		6/22/16	-	(305,533)
Philippine Peso	JPHQ	Buy	251,010,000	5,477,219		6/27/16	-	(202,533)
Philippine Peso	JPHQ	Buy	17,950,000	392,093		6/29/16	-	(14,936)
Malaysian Ringgit	JPHQ	Buy	5,661,200	1,476,193		7/05/16	-	(207,699)
Euro	MSCO	Sell	9,679,000	10,685,616		7/18/16	-	(204,102)
Malaysian Ringgit	DBAB	Buy	11,455,000	2,644,275	EUR	7/20/16	-	(410,936)
Euro	MSCO	Sell	12,182,000	13,316,753		7/22/16	-	(390,646)
Euro	DBAB	Sell	1,759,000	1,939,720		7/25/16	-	(39,710)
Japanese Yen	CITI	Sell	913,412,000	7,426,235		7/25/16	-	(248,112)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Japanese Yen	JPHQ	Sell	1,407,000,000	11,437,165		7/25/16	-	(384,233)
Malaysian Ringgit	DBAB	Buy	16,628,000	3,850,411	EUR	7/27/16	-	(612,530)
Malaysian Ringgit	JPHQ	Buy	9,715,000	2,481,481		7/27/16	-	(307,673)
Euro	CITI	Sell	1,935,410	2,137,147		7/28/16	-	(40,988)
Euro	GSCO	Sell	11,263,000	12,418,809		7/28/16	-	(256,719)
Euro	JPHQ	Sell	11,263,000	12,561,511		7/29/16	-	(114,384)
Japanese Yen	BZWS	Sell	1,079,470,000	8,837,430		7/29/16	-	(233,267)
Malaysian Ringgit	JPHQ	Buy	17,021,000	4,322,245		7/29/16	-	(514,139)
Malaysian Ringgit	JPHQ	Buy	16,628,000	3,780,122	EUR	7/29/16	-	(534,142)
Euro	BZWS	Sell	282,898	312,285		8/05/16	-	(6,166)
Euro	HSBC	Sell	11,263,000	12,433,226		8/05/16	-	(245,241)
Euro	JPHQ	Sell	5,724,900	6,320,433		8/05/16	-	(123,939)
Malaysian Ringgit	DBAB	Buy	143,249,150	32,381,471	EUR	8/08/16	-	(4,425,188)
Malaysian Ringgit	HSBC	Buy	21,208,085	5,290,119		8/08/16	-	(548,220)
Malaysian Ringgit	JPHQ	Buy	1,100,000	274,794		8/08/16	-	(28,846)
Euro	CITI	Sell	7,698,954	8,456,146		8/10/16	-	(211,623)
Japanese Yen	CITI	Sell	751,731,000	6,085,265		8/10/16	-	(233,887)
South Korean Won	HSBC	Buy	21,363,430,000	18,182,416		8/10/16	-	(233,499)
Euro	DBAB	Sell	4,845,000	5,348,614		8/11/16	-	(106,226)
Euro	JPHQ	Sell	6,343,900	6,981,462		8/11/16	-	(160,944)
South Korean Won	HSBC	Buy	11,980,000,000	1,262,275,045	JPY	8/12/16	-	(546,274)
Euro	MSCO	Sell	1,962,500	2,215,790		8/15/16	6,014	-
Euro	MSCO	Sell	1,962,500	2,200,335		8/17/16	-	(9,569)
Singapore Dollar	BZWS	Buy	4,886,000	3,473,377		8/17/16	-	(71,778)
Singapore Dollar	BZWS	Sell	4,886,000	3,453,858		8/17/16	52,259	-
Singapore Dollar	HSBC	Buy	3,667,000	2,607,181		8/17/16	-	(54,241)
Euro	BZWS	Sell	7,066,000	7,910,210		8/18/16	-	(46,801)
Japanese Yen	DBAB	Sell	838,612,000	6,811,781		8/18/16	-	(239,503)
Euro	JPHQ	Sell	7,851,000	8,744,954		8/22/16	-	(97,070)
Japanese Yen	HSBC	Sell	1,621,372,000	13,158,351		8/22/16	-	(476,338)
Japanese Yen	JPHQ	Sell	1,135,828,000	9,216,653		8/22/16	-	(334,926)
Japanese Yen	BZWS	Sell	376,247,000	3,069,400		8/24/16	-	(94,796)
Euro	SCNY	Sell	13,581,483	15,820,526		8/26/16	522,890	-
Japanese Yen	JPHQ	Sell	1,135,833,000	9,641,146		8/26/16	88,305	-
Euro	JPHQ	Sell	14,996,625	17,249,118		8/29/16	356,053	-
Japanese Yen	DBAB	Sell	685,950,000	5,766,709		8/29/16	-	(2,976)
Japanese Yen	JPHQ	Sell	751,903,000	6,318,592		8/29/16	-	(5,838)
Euro	DBAB	Sell	1,058,312	1,196,951		8/31/16	4,737	-
Japanese Yen	JPHQ	Sell	372,662,000	3,118,471		8/31/16	-	(16,275)
Euro	JPHQ	Sell	20,765,000	23,527,472		9/06/16	131,147	-
Japanese Yen	BZWS	Sell	285,057,504	2,390,720		9/20/16	-	(8,648)
Euro	DBAB	Sell	14,880,000	16,867,968		10/03/16	89,242	-
Totals Forw ard Exchange Contracts unrealized appreciation (depreciation)							$82,892,696	$(58,226,456)
Net unrealized appreciation (depreciation)							$24,666,240

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

*	In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

At September 30, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

	Counterparty /	Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 0.926%	LCH	$183,490,000	10/17/17	$-	$(1,225,933)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.775%	CME	13,090,000	10/04/23	-	(1,115,973)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.795%	CME	13,090,000	10/04/23	-	(1,137,179)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.765%	CME	13,090,000	10/07/23	-	(1,104,495)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.731%	LCH	34,000,000	7/07/24	-	(2,529,016)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.914%	LCH	114,670,000	1/22/25	55,441	-
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.970%	LCH	143,340,000	1/23/25	-	(629,434)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.973%	LCH	84,590,000	1/27/25	-	(373,780)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.937%	LCH	21,150,000	1/29/25	-	(22,896)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.942%	LCH	17,910,000	1/30/25	-	(24,985)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.817%	LCH	28,210,000	2/03/25	283,953	-
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.668%	CME	6,370,000	10/04/43	-	(1,651,129)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.687%	CME	6,370,000	10/04/43	-	(1,676,728)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.675%	CME	6,370,000	10/07/43	-	(1,660,305)

Totals Centrally Cleared Swap Contracts				339,394	(13,151,853)
OTC Swap Contracts
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.558%	JPHQ	$3,240,000	3/04/21	$-	$(365,161)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.523%	DBAB	14,630,000	3/28/21	-	(1,603,012)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 4.347%	CITI	7,460,000	2/25/41	-	(2,757,003)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 4.349%	JPHQ	7,460,000	2/25/41	-	(2,760,936)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 4.320%	JPHQ	5,600,000	2/28/41	-	(2,048,351)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 4.299%	JPHQ	1,870,000	3/01/41	-	(672,611)

Totals OTC Swap Contracts				-	(10,207,074)

Totals Interest Rate Swap Contracts				$339,394	$(23,358,927)

Net unrealized appreciation (depreciation)					$(23,019,533)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

ABBREVIATIONS
Counterparty / Exchange

BOFA Bank of America N.A.
BZWS Barclays Bank PLC
CITI Citigroup, Inc.
CME Chicago Mercantile Exchange
DBAB Deutsche Bank AG
GSCO Goldman Sachs Group, Inc.
HSBC HSBC Bank USA N.A.
JPHQ JP Morgan Chase & Co.
LCH London Clearing House
MSCO Morgan Stanley and Co. Inc.
SCNY Standard Chartered Bank
UBSW UBS AG

Currency

BRL Brazilian Real
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
LKR Sri Lankan Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
SGD Singapore Dollar

Selected Portfolio

FHLB Federal Home Loan Bank
FRN Floating Rate Note

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited)

Templeton Growth VIP Fund	Country	Shares	Value
Common Stocks 98.7%
Aerospace & Defense 0.8%
BAE Systems PLC	United Kingdom	1,765,077	$11,950,178
Air Freight & Logistics 1.1%
United Parcel Service Inc., B	United States	160,030	15,793,361
Airlines 1.7%
[a]Deutsche Lufthansa AG	Germany	1,735,414	24,100,426
Auto Components 1.1%
Cie Generale des Etablissements Michelin, B	France	179,759	16,358,632
Automobiles 3.8%
Hero Motocorp Ltd.	India	220,820	8,068,988
Hyundai Motor Co.	South Korea	178,330	24,675,689
Nissan Motor Co. Ltd.	Japan	2,342,720	21,377,393
			54,122,070
Banks 15.3%
Bangkok Bank PCL, fgn.	Thailand	913,600	4,021,348
BNP Paribas SA	France	401,637	23,549,801
Citigroup Inc.	United States	714,070	35,425,013
Credit Agricole SA	France	1,640,346	18,801,667
DBS Group Holdings Ltd.	Singapore	932,690	10,623,550
HSBC Holdings PLC	United Kingdom	2,567,864	19,101,225
ING Groep NV, IDR	Netherlands	1,273,446	18,005,131
JPMorgan Chase & Co.	United States	440,760	26,873,137
KB Financial Group Inc.	South Korea	657,984	19,569,309
Standard Chartered PLC	United Kingdom	675,360	6,544,575
SunTrust Banks Inc.	United States	478,520	18,298,605
UniCredit SpA	Italy	3,118,881	19,416,870
			220,230,231
Biotechnology 2.5%
Amgen Inc.	United States	207,480	28,698,633
Gilead Sciences Inc.	United States	70,840	6,955,780
			35,654,413
Capital Markets 2.8%
Credit Suisse Group AG	Switzerland	1,058,236	25,435,024
Morgan Stanley	United States	476,620	15,013,530
			40,448,554
Chemicals 1.0%
Akzo Nobel NV	Netherlands	227,412	14,739,804
Commercial Services & Supplies 0.5%
[a]Serco Group PLC	United Kingdom	4,886,178	7,529,516
Communications Equipment 1.9%
Cisco Systems Inc.	United States	778,890	20,445,863
Ericsson, B	Sweden	723,972	7,111,165
			27,557,028
Construction & Engineering 0.6%
[b]FLSmidth & Co. AS	Denmark	250,000	8,295,507
Construction Materials 1.6%
CRH PLC	Ireland	877,651	23,052,336
[c]CRH PLC, 144A	Ireland	14,500	380,856
			23,433,192
Consumer Finance 1.0%
Capital One Financial Corp.	United States	201,190	14,590,299

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Diversified Telecommunication Services 3.1%
[b]China Telecom Corp. Ltd., ADR	China	179,195	8,701,709
Singapore Telecommunications Ltd.	Singapore	4,679,470	11,837,187
Telefonica SA	Spain	1,787,635	21,638,768
Verizon Communications Inc.	United States	64,950	2,825,975
			45,003,639
Electronic Equipment, Instruments & Components 0.5%
[a]Flextronics International Ltd.	Singapore	691,118	7,284,384

Energy Equipment & Services 2.7%
Baker Hughes Inc.	United States	301,680	15,699,427
Halliburton Co.	United States	316,780	11,198,173
Noble Corp. PLC	United States	523,100	5,707,021
Technip SA	France	137,470	6,478,661
			39,083,282
Food & Staples Retailing 2.8%
CVS Health Corp.	United States	95,200	9,184,896
Metro AG	Germany	587,740	16,219,280
Tesco PLC	United Kingdom	5,191,768	14,383,493
			39,787,669
Health Care Equipment & Supplies 3.1%
Getinge AB, B	Sweden	925,050	20,604,321
Medtronic PLC	United States	354,820	23,751,651
			44,355,972
Industrial Conglomerates 1.5%
Siemens AG	Germany	201,712	18,022,752
[a]Toshiba Corp.	Japan	1,468,390	3,679,242
			21,701,994
Insurance 5.8%
Aegon NV	Netherlands	1,756,116	10,079,033
American International Group Inc.	United States	517,370	29,396,963
AXA SA	France	1,091,068	26,383,594
Swiss Re AG	Switzerland	195,996	16,815,749
			82,675,339
Internet Software & Services 1.1%
[a]Google Inc., A	United States	24,310	15,518,775

Life Sciences Tools & Services 0.7%
[a]QIAGEN NV	Netherlands	385,000	9,912,294

Machinery 0.5%
[a]Navistar International Corp.	United States	598,440	7,612,157

Media 4.3%
Comcast Corp., Special A	United States	405,602	23,216,659
News Corp., A	United States	319,435	4,031,270
Sky PLC	United Kingdom	1,055,761	16,668,239
Twenty-First Century Fox Inc., A	United States	641,182	17,299,090
			61,215,258
Metals & Mining 2.3%
Glencore PLC	Switzerland	3,797,850	5,257,990
MMC Norilsk Nickel PJSC, ADR	Russia	1,040,760	14,929,702
POSCO	South Korea	84,910	12,071,459
POSCO, ADR	South Korea	27,740	971,455
			33,230,606
Oil, Gas & Consumable Fuels 9.9%
Apache Corp.	United States	357,350	13,993,826
BG Group PLC	United Kingdom	630,010	9,060,488
BP PLC	United Kingdom	2,969,971	15,001,072
Chesapeake Energy Corp.	United States	1,670,310	12,243,372
Chevron Corp.	United States	198,410	15,650,581

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Eni SpA	Italy	776,759	12,197,978
Galp Energia SGPS SA, B	Portugal	1,575,520	15,494,675
Kunlun Energy Co. Ltd.	China	17,103,030	12,225,671
Royal Dutch Shell PLC, A	United Kingdom	9,617	226,003
Royal Dutch Shell PLC, B	United Kingdom	299,573	7,080,848
Suncor Energy Inc.	Canada	46,000	1,230,551
Total SA, B	France	618,659	27,797,300
			142,202,365
Pharmaceuticals 11.4%
[a]Allergan PLC	United States	46,054	12,517,938
Eli Lilly & Co.	United States	97,150	8,130,484
GlaxoSmithKline PLC	United Kingdom	1,207,210	23,112,139
Merck KGaA	Germany	195,774	17,306,204
Pfizer Inc.	United States	788,233	24,758,399
Roche Holding AG	Switzerland	101,403	26,745,249
Sanofi	France	251,317	23,845,346
Teva Pharmaceutical Industries Ltd., ADR	Israel	471,570	26,624,842
			163,040,601
Software 3.5%
Microsoft Corp.	United States	1,017,659	45,041,587
SAP SE	Germany	80,912	5,240,728
			50,282,315
Specialty Retail 1.6%
Kingfisher PLC	United Kingdom	4,122,528	22,356,175
Technology Hardware, Storage & Peripherals 4.4%
Hewlett-Packard Co.	United States	677,340	17,346,677
Samsung Electronics Co. Ltd.	South Korea	48,400	46,308,365
			63,655,042
Textiles, Apparel & Luxury Goods 1.0%
[a]Michael Kors Holdings Ltd.	United States	321,440	13,577,626
Wireless Telecommunication Services 2.8%
SoftBank Group Corp.	Japan	346,820	15,843,966
Turkcell Iletisim Hizmetleri AS, ADR	Turkey	1,653,543	14,352,753
Vodafone Group PLC	United Kingdom	3,292,417	10,378,638
			40,575,357
Total Common Stocks (Cost $1,344,619,555)			1,417,874,061
Preferred Stocks (Cost $22,230,600) 0.5%
Oil, Gas & Consumable Fuels 0.5%
[a]Petroleo Brasileiro SA, ADR, pfd.	Brazil	1,913,392	7,041,282

Total Investments before Short Term Investments (Cost $1,366,850,155)			1,424,915,343

		Principal Amount
Short Term Investments 1.2%
Time Deposits (Cost $ 8,000,000) 0.6%
Royal Bank of Canada, 0.03%, 10/01/15	United States	$8,000,000	8,000,000

Total Investments before Money Market Funds (Cost $1,374,850,155)			1,432,915,343
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$8,805,363) 0.6%
Money Market Funds 0.6%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	United States	8,805,363	8,805,363

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Total Investments (Cost $1,383,655,518) 100.4%	1,441,720,706
Other Assets, less Liabilities (0.4)%	(5,064,009)
Net Assets 100.0%	$1,436,656,697

a Non-income producing.
b A portion or all of the security is on loan at September 30, 2015.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2015, the value of this security was $380,856, representing 0.03% of net assets.
d Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company
Act of 1940 (1940 Act) as an open-end management investment company, consisting of nineteen separate funds (Funds), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP). Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

Franklin Founding Funds Allocation VIP Fund and Franklin VolSmart Allocation VIP Fund invest in
Franklin Templeton mutual funds (Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange
Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The
Underlying Funds’ shareholder reports are not covered by this report.

Effective May 1, 2015, Franklin Managed Volatility Global Allocation VIP Fund was renamed Franklin
VolSmart Allocation VIP Fund and implemented changes to the investment strategies.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity
Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Repurchase agreements and time deposits are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the
NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies
(such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’
securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on
OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association
(ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Funds’
custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives.

At September 30, 2015, certain or all Funds received United Kingdom Treasury Bonds, U.S. Government and Agency Securities and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:

Franklin Mutual Global Discovery VIP Fund	$336,504
Franklin Mutual Shares VIP Fund	$3,154,944
Templeton Global Bond VIP Fund	$5,279,811

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange
(centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized.
Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage exposure to the equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices.
A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin Mutual Global Discovery VIP Fund – Futures and forw ards
Franklin Mutual Shares VIP Fund – Futures and forw ards
Franklin Strategic Income VIP Fund – Forw ards and sw aps
Franklin VolSmart Allocation VIP Fund – Futures, forw ards and sw aps
Templeton Global Bond VIP Fund – Forw ards and sw aps

4. MORTGAGE DOLLAR ROLLS

Certain or all Funds enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the
Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At September 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin Founding
	Franklin Flex Cap	Funds Allocation	Franklin Global Real	Franklin Grow th and
	Growth VIP Fund	VIP Fund	Estate VIP Fund	Income VIP Fund

Cost of investments	$80,739,427	$901,787,669	$233,573,756	$216,564,322

Unrealized appreciation	$34,836,845	$178,413,544	$111,330,477	$59,374,416
Unrealized depreciation	(2,103,335)	(53,659,961)	(26,333,602)	(15,194,065)
Net unrealized appreciation (depreciation)	$32,733,510	$124,753,583	$84,996,875	$44,180,351

	Franklin High Income	Franklin Income VIP	Franklin Large Cap	Franklin Mutual Global
	VIP Fund	Fund	Growth VIP Fund	Discovery VIP Fund

Cost of investments	$302,995,528	$5,950,783,972	$201,651,013	$590,628,365

Unrealized appreciation	$2,265,666	$687,650,079	$74,889,387	$142,442,958
Unrealized depreciation	(43,800,711)	(716,642,047)	(9,416,159)	(77,163,786)
Net unrealized appreciation (depreciation)	$(41,535,045)	$(28,991,968)	$65,473,228	$65,279,172

	Franklin Mutual	Franklin Rising	Franklin Small Cap	Franklin Small-Mid
	Shares VIP Fund	Dividends VIP Fund	Value VIP Fund	Cap Grow th VIP Fund

Cost of investments	$3,554,052,753	$932,301,462	$1,036,335,258	$473,298,655

Unrealized appreciation	$971,884,953	$546,106,884	$311,055,688	$170,485,535
Unrealized depreciation	(519,904,322)	(53,830,815)	(100,963,725)	(30,419,439)
Net unrealized appreciation (depreciation)	$451,980,631	$492,276,069	$210,091,963	$140,066,096

		Franklin U.S.		Templeton
	Franklin Strategic	Governm ent	Franklin VolSmart	Developing Markets
	Incom e VIP Fund	Securities VIP Fund	Allocation VIP Fund	VIP Fund

Cost of investments	$849,815,019	$1,408,525,476	$30,647,170	$299,460,272

Unrealized appreciation	$17,353,798	$23,377,019	$70,715	$27,043,823
Unrealized depreciation	(89,211,798)	(13,567,363)	(2,299,223)	(46,246,409)
Net unrealized appreciation (depreciation)	$(71,858,000)	$9,809,656	$(2,228,508)	$(19,202,586)

	Templeton	Tem pleton Global	Tem pleton Grow th
	Foreign VIP Fund	Bond VIP Fund	VIP Fund

Cost of investments	$2,196,999,643	$3,433,888,983	$1,399,745,949

Unrealized appreciation	$274,853,137	$28,756,392	$282,440,873
Unrealized depreciation	(367,208,120)	(417,277,247)	(240,466,116)
Net unrealized appreciation (depreciation)	$(92,354,983)	$(388,520,855)	$41,974,757

6. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Certain or all Funds invest a large percentage of their total assets in Real Estate Investment Trust securities.
Such concentration may subject the Funds to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

7. RESTRICTED SECURITIES

At September 30, 2015, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amount/		Acquisition
Shares/Units	Issuer	Dates	Cost	Value
Franklin Income VIP Fund
4,929,600	First Data Holdings Inc., B (Value is 0.43% of Net Assets)	6/26/14	$19,718,400	$25,580,922

Franklin Mutual Global Discovery VIP Fund
595	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$595	$-
2,077,368	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
2,172,000	Hightow er Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	5,430,000	5,127,223
424,073	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	281,629	11,825
4,052,916	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	3,247,714	2,411,323
	Total Restricted Securities (Value is 1.13% of Net Assets)		$8,959,938	$7,550,371

Franklin Mutual Shares VIP Fund
1,754	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$1,754	$-
6,400,507	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
8,006,950	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
1,730,515	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,149,241	48,255
15,382,424	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	12,591,586	9,151,927
	Total Restricted Securities (Value is 0.23% of Net Assets)		$13,742,581	$9,200,182

Franklin Small-Mid Cap Grow th VIP Fund
115,528	DraftKings Inc., pfd., D	8/7/2015	$622,221	$622,221
284,105	DraftKings Inc., pfd., D-1	8/7/2015	2,177,781	2,177,781
	Total Restricted Securities (Value is 0.47% of Net Assets)		$2,800,002	$2,800,002

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the nine months ended September 30, 2015, were as shown below.

Number of Shares Number of Shares Value at
Held at Beginning Gross Gross Held at End of End of Investment Realized
Name of Issuer of Period Additions Reductions Period Period Income Gain (Loss)
Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
CB FIM Coinvestors LLC (Value is 0.00% of Net Assets) 6,400,507 - - 6,400,507 $ - $ - $ -

9. INVESTMENTS IN UNDERLYING FUNDS

Certain or all Funds, which are either managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest in the Underlying Funds which are managed by
Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in Underlying Funds for the nine months ended September 30, 2015, were as follows:

										% of Underlying Fund
	Number of Shares			Number of Shares	Value at					Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of		Investment	Realized		Held at End of
Underlying Funds	of Period	Additions	Reductions	Period	Period		Income	Gain (Loss)		Period
Franklin Founding Funds Allocation VIP Fund
Franklin Income VIP Fund, Class 1	25,395,586	1,180,811	(2,760,983)	23,815,414	$344,370,880		$18,633,204	$(2,209,745)		5.62%
Franklin Mutual Shares VIP Fund, Class 1	18,222,604	1,964,845	(2,018,352)	18,169,097	342,850,854		12,563,420	35,755,718	a	8.29%
Templeton Grow th VIP Fund, Class 1	28,094,843	873,588	(2,846,836)	26,121,595	339,319,517		10,936,699	(527,643)		23.38%
Total					$1,026,541,251		$42,133,323	$33,018,330

Franklin VolSmart Allocation VIP Fund
Franklin DynaTech Fund, Class R6	-	65,137	-	65,137	$3,071,198	$	- $	-		0.11%
Franklin Income Fund, Class R6	-	1,113,747	-	1,113,747	2,327,732		41,456	-		- [b]
Franklin Low Duration Total Return Fund, Class R6	-	366,463	-	366,463	3,638,978		23,266	-		0.14%
Franklin Strategic Income Fund, Class R6	-	288,797	(12,994)	275,803	2,573,243		48,700	(5,457)		0.03%
Institutional Fiduciary Trust Money Market Portfolio	74,160	30,403,536	(26,342,827)	4,134,869	4,134,869		-	-		0.02%
Total					$15,746,020		$113,422	$(5,457)

[a]Includes realized gain distributions received.
[b]Rounds to less than 0.01%.

10. INVESTMENTS IN FT HOLDINGS CORPORATION III (FT Subsidiary)

Franklin Strategic Income VIP Fund invests in certain financial instruments through its investment in the
FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At
September 30, 2015, FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Statement of Investments.

11. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2015, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Flex Cap Grow th VIP Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Pharmaceuticals, Biotechnology & Life Sciences	$16,911,057	$-	$37,130	$16,948,187
All Other Equity Investments[b]	94,544,317	-	-	94,544,317
Short Term Investments	1,980,433	-	-	1,980,433
Total Investments in Securities	$113,435,807	$-	$37,130	$113,472,937

Franklin Founding Funds Allocation VIP Fund
Assets:
Investments in Underlying Funds:[c]	$1,026,541,251	$-	$-	$1,026,541,251

Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Equity Investments[b]	$315,972,320	$-	$-		$315,972,320
Short Term Investments	-	2,598,311	-		2,598,311
Total Investments in Securities	$315,972,320	$2,598,311	$-		$318,570,631

Franklin Grow th and Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Energy	$14,326,635	$1,073,250	$-		$15,399,885
All Other Equity Investments[b]	238,818,468	-	-		238,818,468
Short Term Investments	-	6,526,320	-		6,526,320
Total Investments in Securities	$253,145,103	$7,599,570	$-		$260,744,673

Franklin High Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Transportation	$-	$-	$430,824		$430,824
Materials	1,132	-	-		1,132
Corporate Bonds	-	249,323,679	912,691		250,236,370
Senior Floating Rate Interests	-	1,445,465	-		1,445,465
Escrow Accounts and Litigation Trusts	-	-	-	d	-
Short TermInvestments	-	9,346,692	-		9,346,692
Total Investments in Securities	$1,132	$260,115,836	$1,343,515		$261,460,483

Franklin Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Energy	$527,251,297	$4,078,000	$-		$531,329,297
Financials	272,980,342	7,847,475	-		280,827,817
Industrials	406,467,318	-	16,961,421		423,428,739
Information Technology	228,655,406	-	25,580,922		254,236,328
All Other Equity Investments[b]	1,951,486,712	-	-		1,951,486,712
Equity-Linked Securities	-	260,644,457	-		260,644,457
Convertible Bonds	-	11,006,250	-		11,006,250
Corporate Bonds	-	1,468,263,488	-		1,468,263,488
Senior Floating Rate Interests	-	111,924,737	-		111,924,737
Escrow s and Litigation Trusts	-	-	-	d	-
Short Term Investments	50,000,000	578,644,179	-		628,644,179
Total Investments in Securities	$3,436,841,075	$2,442,408,586	$42,542,343		$5,921,792,004

Franklin Large Cap Grow th VIP Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Health care	$60,938,251	$-	$1,250,406		$62,188,657
All Other Equity Investments[b]	204,575,121	-	-		204,575,121
Short Term Investments	-	360,463	-		360,463
Total Investments in Securities	$265,513,372	$360,463	$1,250,406		$267,124,241

Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$2,802,896	$-	$2,423,148		$5,226,044
Banks	100,481,902	8,159,742	-		108,641,644
Diversified Financial Services	-	-	5,127,223		5,127,223
All Other Equity Investments[b]	499,486,741	-	-	d	499,486,741
Corporate Notes and Senior Floating Rate Interests	-	15,487,896	-		15,487,896
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization	-	6,628,276	11,672	d	6,639,948
Companies in Liquidation	13,449	934,425	-	d	947,874
Municipal Bonds	-	1,701,402	-		1,701,402
Short Term Investments	9,699,566	2,949,199	-		12,648,765
Total Investments in Securities	$612,484,554	$35,860,940	$7,562,043		$655,907,537

Other Financial Instruments
Futures Contracts	$318,988	$-	$-		$318,988
Forw ard Exchange Contracts	-	1,476,979	-		1,476,979
Total Other Financial Instruments	$318,988	$1,476,979	$-		$1,795,967

Liabilities:
Other Financial Instruments
Securities Sold Short	$1,472,292	$-	$-		$1,472,292
Futures Contracts	1,332	-	-		1,332
Forw ard Exchange Contracts	-	1,441,340	-		1,441,340
Total Other Financial Instruments	$1,473,624	$1,441,340	$-		$2,914,964

Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$-	$-	$9,200,182		$9,200,182
Machinery	51,212,773	12,010,850	-		63,223,623
All Other Equity Investments[b]	3,504,351,144	-	-	d	3,504,351,144
Corporate Notes and Senior Floating Rate Interests	-	151,391,894	-		151,391,894
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization	-	83,510,241	371,018		83,881,259
Companies in Liquidation	73,208	7,752,938	-	d	7,826,146
Municipal Bonds	-	15,357,773	-		15,357,773
Short Term Investments	162,792,393	8,008,970	-		170,801,363
Total Investments in Securities	$3,718,429,518	$278,032,666	$9,571,200		$4,006,033,384

Other Financial Instruments
Futures Contracts	$1,752,165	$-	$-		$1,752,165
Forw ard Exchange Contracts	-	6,353,746	-		6,353,746
Total Other Financial Instruments	$1,752,165	$6,353,746	$-		$8,105,911

Liabilities:
Other Financial Instruments
Securities Sold Short	$9,434,314	$-	$-		$9,434,314
Forw ard Exchange Contracts	-	5,677,903	-		5,677,903
Total Other Financial Instruments	$9,434,314	$5,677,903	$-		$15,112,217

Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,400,473,152	$-	$-		$1,400,473,152
Short Term Investments	24,104,379	-	-		24,104,379
Total Investments in Securities	$1,424,577,531	$-	$-		$1,424,577,531

Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,116,676,136	$-	$-		$1,116,676,136
Corporate Bonds	-	6,553,800	-		6,553,800
Short Term Investments	117,783,696	5,413,589	-		123,197,285
Total Investments in Securities	$1,234,459,832	$11,967,389	$-		$1,246,427,221

Franklin Small-Mid Cap Grow th VIP Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Discretionary	$125,858,803	$-	$2,800,002		$128,658,805
Health Care	115,976,871	-	196,998		116,173,869
All Other Equity Investments[b]	347,028,858	-	-		347,028,858
Short Term Investments	21,503,219	-	-		21,503,219
Total Investments in Securities	$610,367,751	$-	$2,997,000		$613,364,751

Franklin Strategic Incom e VIP Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$-	$-	$5,466,665		$5,466,665
Transportation	-	-	430,824		430,824
All other Equity Investments[b]	11,661,732	-	-		11,661,732
Corporate Bonds	-	305,118,612	-		305,118,612
Senior Floating Rate Interests	-	150,359,920	139,704		150,499,624
Foreign Government and Agency Securities	-	126,165,348	-		126,165,348
U.S. Government and Agency Securities	-	25,935,198	-		25,935,198
Asset-Backed Securities and Commercial
Mortgage-Backed Securities	-	51,558,865	-		51,558,865
Mortgage-Backed Securities	-	20,276,953	-		20,276,953
Municipal Bonds	-	27,890,163	-		27,890,163
Escrow s and Litigation Trusts	-	-	-	d	-
Short Term Investments	48,714,842	4,238,193	-		52,953,035
Total Investments in Securities	$60,376,574	$711,543,252	$6,037,193		$777,957,019

Other Financial Instruments
Forw ard Exchange Contracts	$-	$590,465	$-		$590,465

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$1,709,489	$-		$1,709,489
Sw ap Contracts	-	29,612	-		29,612
Total Other Financial Instruments	$-	$1,739,101	$-		$1,739,101

Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$17,449,011	$		- $	17,449,011
Foreign Government and Agency Securities	-	3,580,501			-	3,580,501
Mortgage-Backed Securities	-	1,113,559,370			-	1,113,559,370
U.S. Government and Agency Securities	-	260,834,853			-	260,834,853
Short Term Investments	-	22,911,398			-	22,911,398
Total Investments in Securities	$-	$1,418,335,133	$	- $	1,418,335,133

Franklin VolSm art Allocation VIP Fund
Assets:
Investments in Securities:
Equity Investments[b]	$12,672,642	$-	$	- $	12,672,642
Investments in Underlying Funds[c]	11,611,151	-			-	11,611,151
Short Term Investments	4,134,869	-			-	4,134,869
Total Investments in Securities	$28,418,662	$-	$		- $	28,418,662

Other Financial Instruments
Futures Contracts	$65,697	$-	$		- $	65,697

Liabilities:
Other Financial Instruments
Sw ap contracts	$-	$345,031	$		- $	345,031

Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$210,101,745	$-	$	- $	210,101,745
Participatory Notes	-	883,067			-	883,067
Short Term Investments	69,272,874	-			-	69,272,874
Total Investments in Securities	$279,374,619	$883,067	$		- $	280,257,686

Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,979,266,388	$-	$	- $	1,979,266,388
Short Term Investments	125,378,272	-			-	125,378,272
Total Investments in Securities	$2,104,644,660	$-	$	- $	2,104,644,660

Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities[b]	$-	$1,997,690,285	$	- $	1,997,690,285
Quasi-Sovereign and Corporate Bonds[b]	-	3,881,139			-	3,881,139
Short Term Investments	-	1,043,796,704			-	1,043,796,704
Total Investments in Securities	$-	$3,045,368,128	$	- $	3,045,368,128

Other Financial Instruments
Forw ard Exchange Contracts	$-	$82,892,696	$		- $	82,892,696
Sw ap Contracts	-	339,394			-	339,394
Total Other Financial Instruments	$-	$83,232,090	$		- $	83,232,090

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$58,226,456	$		- $	58,226,456
Sw ap Contracts	-	23,358,927			-	23,358,927
Total Other Financial Instruments	$-	$81,585,383	$		- $	81,585,383

Templeton Grow th VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,424,915,343	$-	$	- $	1,424,915,343
Short Term Investments	8,805,363	8,000,000			-	16,805,363
Total Investments in Securities	$1,433,720,706	$8,000,000	$	- $	1,441,720,706

aIncludes common, preferred and convertible preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
cFor detailed Underlying Fund categories, see the accompanying Statement of Investments.
dIncludes securities determined to have no value at September 30, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliations of assets and liabilities for the nine months ended September 30, 2015, are as follows:

											Net Change in
											Unrealized
											Appreciation
	Balance at								Net Unrealized		(Depreciation)
	Beginning of				Transfers Into	Transfers Out of	Cost Basis	Net Realized Gain	Appreciation	Balance at End of	on Assets Held
	Period		Purchases	Sales	Level 3	Level 3	Adjustments[a]	(Loss) (Depreciation)		Period	at Period End
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Auto Components	$3,108,896		$-	$-	$-	$-	$-	$-	$(685,748)	$2,423,148	$(685,748)
Diversified Financial Services	5,052,941		-	-	-	-	-	-	74,282	5,127,223	74,282
Insurance	-	c	-	(834)	-	-	-	(199,086)	199,920	-	-
Real Estate Management & Development	4,108,670		-	(4,881,451)	-	-	-	2,540,917	(1,768,136)	-	-
Corporate Bonds, Notes and Senior Floating
Rate Interests in Reorganization	-	c	-	-	11,672	-	-	-	-	11,672	-
Total Investments in Securities	$12,270,507		$-	$(4,882,285)	$11,672	$-	$-	$2,341,831	$(2,179,682)	$7,562,043	$(611,466)

aMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
bIncludes common and preferred stocks as w ell as other equity investments.
cIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of September
30, 2015, are as follows:

						Im pact to Fair
	Fair Value at End					Value if Input
Description	of Period Valuation Technique		Unobservable Inputs	Amount/Range		Increases[a]
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities
Equity Investments:[b]
Auto Components	$2,411,323	Market comparables	Discount for lack of marketability	10%		Decrease[c]
			EV / EBITDA multiple	3.6	x	Increase[d]
Diversified Financial Services	5,127,223	Discounted Cash Flow	Cost of equity	16%		Decrease[d]
		Model	Long-term revenue grow th rate	6.2% - 23.8%		Increase[d]
			Adjusted EBITDA margin	6.0% - 19.7%		Increase[d]
All Other Investments[e]	23,497
Total	7,562,043

a Represents the directional change in the fair value of the Level 3 financial instruments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b Includes common and preferred stocks.
c Represents a significant impact to fair value but not net assets.
d Represents a significant impact to fair value and net assets.
e Includes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments w ith values derived using prior transaction prices or third party pricing information w ithout adjustment for w hich such inputs are also unobservable.

Abbreviations List

EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

Finance and Administration

Date November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

Finance and Administration

Date November 25, 2015

By /s/GASTON GARDEY

   Gaston Gardey

   Chief Financial Officer and

 Chief Accounting Officer

Date November 25, 2015